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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08415

Evergreen Fixed Income Trust

_____________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a semi-annual filing for four of its series, Evergreen Core Plus Bond Fund, Evergreen Diversified Income Builder Fund, Evergreen High Income Fund and Evergreen U.S. Government Fund Fund, for the six months ended October 31, 2009. These series have April 30 fiscal year end.

Date of reporting period: October 31, 2009

Item 1 - Reports to Stockholders.

Evergreen Core Plus Bond Fund

1	LETTER TO SHAREHOLDERS

4	FUND AT A GLANCE

7	ABOUT YOUR FUND’S EXPENSES

8	FINANCIAL HIGHLIGHTS

12	SCHEDULE OF INVESTMENTS

23	STATEMENT OF ASSETS AND LIABILITIES

24	STATEMENT OF OPERATIONS

25	STATEMENTS OF CHANGES IN NET ASSETS

27	NOTES TO FINANCIAL STATEMENTS

40	ADDITIONAL INFORMATION

48	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2009

W. Douglas Munn
President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Core Plus Bond Fund for the six-month period ended October 31, 2009 (the “period”).

The period was characterized by a strong equity market rally that spanned the first half of the period. U.S. and international stocks rallied off their March 9th lows, with international and small cap stocks leading the gains. Signs of stability emerged in the corporate credit markets, as both issuance and performance improved. Stocks finished a banner third quarter 2009, as major market indexes, both domestic and international, climbed by approximately 15% and investor sentiment was buoyed by signs of improvement in the economy and corporate earnings. At the end of the period, however, stocks closed lower for the first time in seven months as investors questioned whether the huge rally had exceeded the economy’s ability to generate growth in output and profits. The weakness in U.S. markets failed to extend beyond our borders, as developed markets, which had also rallied off the lows of last year, experienced just a fractional loss in October 2009, and emerging markets managed to rise by 1%, adding to impressive year-to-date returns by the end of the period.

Fortunately, the fundamental picture has brightened. Better-than-expected economic data at period end suggests the possibility of improvements in corporate performance. Interest rates and inflation remain low, providing a healthy backdrop for corporations that have been very aggressive cutting costs from their expense structures.

Near the end of the period, the Federal Reserve Board (the “Fed”) reiterated its commitment to keeping the benchmark lending rate near zero for an “extended period.” Additionally, the Fed’s statement changed somewhat from the previous meeting of the Federal Open Market Committee, altering text regarding economic activity from “leveling out” to activity that has “picked up.” It should be emphasized, however, that this shift, which might be construed as a signal from the Fed that the recession is over, is followed by a statement that household spending was still being constrained by “job losses, sluggish income growth, lower housing wealth, and tight credit.” While this data reflects an economy that is managing to climb from the depths reached in March, we question whether the fundamentals are in place for sustainable growth, given that economic reports continue to display data that is simply “less bad” than the previous depths of the recession. Until we see stabilization in home prices and employment, it is unlikely that activity will exceed much beyond what is considered to be “below potential” for any period of time.

1

LETTER TO SHAREHOLDERS continued

In this challenging environment, the investment managers of Evergreen’s intermediate and long-term bond funds paid careful attention to risk management in a rapidly changing market environment. The teams supervising Evergreen U.S. Government Fund, Evergreen Core Bond Fund and Evergreen Core Plus Bond Fund focused on interest-rate movements, Fed policy and general economic trends in managing their portfolios. Meanwhile, the managers of Evergreen High Income Fund positioned the portfolio relatively conservatively during a period of growing risk aversion. Managers of Evergreen Diversified Income Builder Fund maintained an emphasis on better-quality, high yield corporate bonds while maintaining exposure to dividend-paying stocks.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn
President and Chief Executive Officer
Evergreen Funds

2

LETTER TO SHAREHOLDERS continued

Notice to Shareholders:

Effective after the close of business on June 30, 2009, Class B shares of the Fund were closed to new accounts and additional purchases by existing shareholders. Existing shareholders of Class B shares of the Fund may continue to exchange their Class B shares for Class B shares of other Evergreen Funds subject to the limitations described in each fund’s prospectus and may also continue to add to their accounts through dividend reinvestment. All other Class B share features and attributes, including, but not limited to, the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged. Shareholders of the Fund may continue to redeem Fund shares in the manner described in the Fund’s prospectus.

3

FUND AT A GLANCE

as of October 31, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Sub-Advisor1:

Wells Capital Management Inc.

Portfolio Managers1:

Michael Bray, CFA; D. James Newton II, CFA; Thomas M. Price, CFA; Janet S. Rilling, CFA

1	Effective December 1, 2009, Wells Capital Management Inc. became sub-advisor for the fund. Mr. Bray, Mr. Newton, Mr. Price and Ms. Rilling became portfolio managers of the fund.

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2009.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 11/30/1972

Class inception date	Class A 5/20/2005	Class B 5/20/2005	Class C 5/20/2005	Class I 11/30/1972

Nasdaq symbol	EKDLX	EKDMX	EKDCX	EKDYX

6-month return with sales charge	8.09%	8.10%	12.10%	N/A

6-month return w/o sales charge	13.52%	13.10%	13.10%	13.66%

Average annual return*

1-year with sales charge	5.51%	4.98%	8.98%	N/A

1-year w/o sales charge	10.80%	9.98%	9.98%	11.08%

5-year	-1.62%	-1.62%	-1.31%	-0.43%

10-year	3.07%	3.23%	3.23%	3.69%

Maximum sales charge	4.75% Front-end	5.00% CDSC	1.00% CDSC	N/A

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Core Plus Bond Fund Class A shares versus a similar investment in the Barclays Capital Aggregate Bond Index (BCABI) and the Consumer Price Index (CPI).

The BCABI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Historical performance shown for Class I prior to 5/23/2005 is based on the performance of the fund’s predecessor closed-end fund, Vestaur Securities Fund. Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not, and Vestaur Securities Fund did not, pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

Class B shares are closed to new investments by new and existing shareholders.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower. Returns reflect expense limits previously in effect for Class A, without which returns for Class A would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

5

FUND AT A GLANCE continued

This section left intentionally blank

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

A high rate of defaults on the mortgages held by a mortgage pool may limit the pool’s ability to make payments to the fund if the fund holds securities that are subordinate to other interest in the same mortgage pool; the risk of such defaults is generally higher in mortgage pools that include subprime mortgages.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

All data is as of October 31, 2009, and subject to change.

6

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 to October 31, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2009	Ending Account Value 10/31/2009	Expenses Paid During Period*

Actual
Class A	$1,000.00	$1,135.19	$5.60
Class B	$1,000.00	$1,130.98	$9.61
Class C	$1,000.00	$1,130.98	$9.61
Class I	$1,000.00	$1,136.59	$4.25
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,019.96	$5.30
Class B	$1,000.00	$1,016.18	$9.10
Class C	$1,000.00	$1,016.18	$9.10
Class I	$1,000.00	$1,021.22	$4.02

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.04% for Class A, 1.79% for Class B, 1.79% for Class C and 0.79% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS A	Six Months Ended October 31, 2009 (unaudited)	Year Ended April 30,				Year Ended November 30, 2005[2,3]

		2009	2008	2007	2006[1]

Net asset value, beginning of period	$9.95	$13.40	$14.45	$14.25	$14.53	$14.83

Income from investment operations
Net investment income	0.22	0.71	0.74	0.81	0.33	0.41 [4]
Net realized and unrealized gains or losses on investments	1.12	(3.46)	(1.07)	0.23	(0.27)	(0.28)

Total from investment operations	1.34	(2.75)	(0.33)	1.04	0.06	0.13

Distributions to shareholders from
Net investment income	(0.29)	(0.17)	(0.51)	(0.83)	(0.34)	(0.43)
Tax basis return of capital	0	(0.53)[4]	(0.21)	(0.01)	0	0

Total distributions to shareholders	(0.29)	(0.70)	(0.72)	(0.84)	(0.34)	(0.43)

Net asset value, end of period	$11.00	$9.95	$13.40	$14.45	$14.25	$14.53

Total return[5]	13.52%	(20.78)%	(2.38)%	7.49%	0.43%	0.89%

Ratios and supplemental data
Net assets, end of period (thousands)	$117,262	$110,982	$167,732	$199,442	$213,268	$226,450
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.04%[6]	0.92%	0.92%	0.94%	0.96%[6]	0.97%[6]
Expenses excluding waivers/reimbursements and expense reductions	1.19%[6]	1.20%	1.15%	1.16%	1.19%[6]	1.15%[6]
Net investment income	4.16%[6]	6.21%	5.23%	5.65%	5.43%[6]	5.28%[6]
Portfolio turnover rate	139%[7]	171%[7]	374%[7]	70%	30%	55%

1	For the five months ended April 30, 2006. The Fund changed its fiscal year end from November 30 to April 30, effective April 30, 2006.
2	For the period from May 20, 2005 (commencement of class operations), to November 30, 2005.
3

Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund. Vestaur Securities Fund became the accounting and performance survivor in this transaction. Class A shares of Vestaur Securities Fund did not exist prior to the transaction. As a result, accounting and performance information for Class A shares commenced on May 20, 2005.

4	Per share amount is based on average shares outstanding during the period.
5	Excluding applicable sales charges
6	Annualized
7	Portfolio turnover rate includes mortgage dollar roll activity.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS B	Six Months Ended October 31, 2009 (unaudited)	Year Ended April 30,				Year Ended November 30, 2005[2,3]

		2009	2008	2007	2006[1]

Net asset value, beginning of period	$9.96	$13.40	$14.45	$14.25	$14.53	$14.83

Income from investment operations
Net investment income	0.19	0.63 [4]	0.64	0.70	0.28	0.36 [4]
Net realized and unrealized gains or losses on investments	1.10	(3.45)	(1.07)	0.23	(0.26)	(0.28)

Total from investment operations	1.29	(2.82)	(0.43)	0.93	0.02	0.08

Distributions to shareholders from
Net investment income	(0.25)	(0.09)	(0.41)	(0.72)	(0.30)	(0.38)
Tax basis return of capital	0	(0.53)[4]	(0.21)	(0.01)	0	0

Total distributions to shareholders	(0.25)	(0.62)	(0.62)	(0.73)	(0.30)	(0.38)

Net asset value, end of period	$11.00	$9.96	$13.40	$14.45	$14.25	$14.53

Total return[5]	13.10%	(21.33)%	(3.18)%	6.71%	0.14%	0.52%

Ratios and supplemental data
Net assets, end of period (thousands)	$5,802	$6,200	$13,618	$16,102	$18,277	$20,439
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.79%[6]	1.67%	1.67%	1.67%	1.67%[6]	1.67%[6]
Expenses excluding waivers/reimbursements and expense reductions	1.94%[6]	1.95%	1.85%	1.85%	1.89%[6]	1.85%[6]
Net investment income	3.49%[6]	5.42%	4.49%	4.91%	4.72%[6]	4.58%[6]
Portfolio turnover rate	139%[7]	171%[7]	374%[7]	70%	30%	55%

1	For the five months ended April 30, 2006. The Fund changed its fiscal year end from November 30 to April 30, effective April 30, 2006.
2	For the period from May 20, 2005 (commencement of class operations), to November 30, 2005.
3

Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund. Vestaur Securities Fund became the accounting and performance survivor in this transaction. Class B shares of Vestaur Securities Fund did not exist prior to the transaction. As a result, accounting and performance information for Class B shares commenced on May 20, 2005.

4	Per share amount is based on average shares outstanding during the period.
5	Excluding applicable sales charges
6	Annualized
7	Portfolio turnover rate includes mortgage dollar roll activity.

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS C	Six Months Ended October 31, 2009 (unaudited)	Year Ended April 30,				Year Ended November 30, 2005[2,3]

		2009	2008	2007	2006[1]

Net asset value, beginning of period	$9.96	$13.40	$14.45	$14.25	$14.53	$14.83

Income from investment operations
Net investment income	0.18	0.63	0.63	0.70	0.28	0.36 [4]
Net realized and unrealized gains or losses on investments	1.11	(3.45)	(1.06)	0.23	(0.26)	(0.28)

Total from investment operations	1.29	(2.82)	(0.43)	0.93	0.02	0.08

Distributions to shareholders from
Net investment income	(0.25)	(0.09)	(0.41)	(0.72)	(0.30)	(0.38)
Tax basis return of capital	0	(0.53)[4]	(0.21)	(0.01)	0	0

Total distributions to shareholders	(0.25)	(0.62)	(0.62)	(0.73)	(0.30)	(0.38)

Net asset value, end of period	$11.00	$9.96	$13.40	$14.45	$14.25	$14.53

Total return[5]	13.10%	(21.39)%	(3.11)%	6.71%	0.14%	0.52%

Ratios and supplemental data
Net assets, end of period (thousands)	$14,436	$13,628	$21,699	$24,157	$25,972	$27,764
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.79%[6]	1.67%	1.67%	1.67%	1.67%[6]	1.67%[6]
Expenses excluding waivers/reimbursements and expense reductions	1.94%[6]	1.95%	1.85%	1.85%	1.89%[6]	1.85%[6]
Net investment income	3.41%[6]	5.45%	4.48%	4.91%	4.72%[6]	4.58%[6]
Portfolio turnover rate	139%[7]	171%[7]	374%[7]	70%	30%	55%

1	For the five months ended April 30, 2006. The Fund changed its fiscal year end from November 30 to April 30, effective April 30, 2006.
2	For the period from May 20, 2005 (commencement of class operations), to November 30, 2005.
3

Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund. Vestaur Securities Fund became the accounting and performance survivor in this transaction. Class C shares of Vestaur Securities Fund did not exist prior to the transaction. As a result, accounting and performance information for Class C shares commenced on May 20, 2005.

4	Per share amount is based on average shares outstanding during the period.
5	Excluding applicable sales charges
6	Annualized
7	Portfolio turnover rate includes mortgage dollar roll activity.

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS I	Six Months Ended October 31, 2009 (unaudited)	Year Ended April 30,				Year Ended November 30,

		2009	2008	2007	2006[1]	2005[2]	2004[2]

Net asset value, beginning of period	$9.96	$13.40	$14.45	$14.25	$14.53	$15.14	$15.14

Income from investment operations
Net investment income	0.24 [3]	0.74 [3]	0.76	0.83	0.34	0.79 [3]	0.93
Net realized and unrealized gains or losses on investments	1.11	(3.45)	(1.05)	0.25	(0.26)	(0.41)	0.02

Total from investment operations	1.35	(2.71)	(0.29)	1.08	0.08	0.38	0.95

Distributions to shareholders from
Net investment income	(0.31)	(0.20)	(0.55)	(0.87)	(0.36)	(0.86)	(0.95)
Tax basis return of capital	0	(0.53)[3]	(0.21)	(0.01)	0	(0.13)[4]	0

Total distributions to shareholders	(0.31)	(0.73)	(0.76)	(0.88)	(0.36)	(0.99)	(0.95)

Net asset value, end of period	$11.00	$9.96	$13.40	$14.45	$14.25	$14.53	$15.14

Total return	13.66%	(20.58)%	(2.13)%	7.78%	0.55%	2.82%	6.47%

Ratios and supplemental data
Net assets, end of period (thousands)	$32,578	$31,116	$47,668	$56,478	$61,711	$65,893	$97,235
Ratios to average net assets
Expenses including waivers/ reimbursements but excluding expense reductions	0.79%[5]	0.67%	0.67%	0.67%	0.67%[5]	0.79%	0.94%
Expenses excluding waivers/ reimbursements and expense reductions	0.94%[5]	0.95%	0.85%	0.85%	0.89%[5]	0.88%	0.97%
Net investment income	4.41%[5]	6.46%	5.48%	5.91%	5.72%[5]	5.50%	6.10%
Portfolio turnover rate	139%[6]	171%[6]	374%[6]	70%	30%	55%	23%

1	For the five months ended April 30, 2006. The Fund changed its fiscal year end from November 30 to April 30, effective April 30, 2006.
2

Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund. Vestaur Securities Fund became the accounting and performance survivor in this transaction. The financial highlights for the periods prior to May 23, 2005 are those of Vestaur Securities Fund. The per share information has been restated to give effect to this transaction. Total return performance reflects the total return of Vestaur Securities Fund based on its net asset value.

3	Per share amount is based on average shares outstanding during the period.
4	Return of capital relates to former Vestaur Securities Fund shareholders and is based on average shares outstanding from December 1, 2004 through May 20, 2005.
5	Annualized
6	Portfolio turnover rate includes mortgage dollar roll activity.

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

October 31, 2009 (unaudited)

	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.4%
FIXED-RATE 1.4%
FHLMC, Ser. M009, Class A, 5.40%, 10/15/2021 (cost $2,262,763)	$2,260,503	$2,442,180

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.1%
FIXED-RATE 0.1%
FNMA:
Ser. 2002-T12, Class A3, 7.50%, 05/25/2042	14,963	16,724
Ser. 2003-W4, Class 4A, 7.50%, 10/25/2042	153,018	171,006

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $181,093)		187,730

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 25.5%
FIXED-RATE 25.5%
FHLMC:
6.50%, 09/25/2043	89,187	96,846
7.50%, 09/01/2013-08/25/2042	119,778	130,196
9.00%, 12/01/2016	66,029	72,861
9.50%, 12/01/2022	12,979	14,454
FHLMC 30 year:
5.00%, TBA #	3,030,000	3,140,310
5.50%, TBA #	6,365,000	6,700,155
FNMA:
5.70%, 11/01/2011	4,507,915	4,938,016
6.06%, 06/01/2012	240,000	259,779
6.10%, 03/01/2012	1,506,306	1,623,338
6.27%, 02/01/2011	3,986,658	4,153,066
6.45%, 09/01/2016	1,687,189	1,792,510
7.04%, 12/01/2010	607,863	612,592
7.87%, 07/01/2026	2,900,762	3,223,269
9.00%, 02/01/2025-09/01/2030	131,008	149,613
10.00%, 09/01/2010-04/01/2021	58,375	65,417
FNMA 15 year:
4.00%, TBA #	8,050,000	8,198,426
4.50%, TBA #	5,155,000	5,356,365
5.00%, TBA #	2,500,000	2,633,985
GNMA:
8.00%, 03/15/2022-08/15/2024	44,744	51,098
8.25%, 05/15/2020	46,400	52,087
8.50%, 09/15/2024-01/15/2027	24,737	28,405
9.00%, 12/15/2019	53,165	60,348
9.50%, 09/15/2019	1,817	1,870
10.00%, 01/15/2019-03/15/2020	26,916	31,027

Total Agency Mortgage-Backed Pass Through Securities (cost $42,701,418)		43,386,033

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES 0.1%
Acacia CDO, Ltd.:
Ser. 05A, Class E, FRN, 3.26%, 11/08/2039 144A ☐ + <	$3,029,561	$30,296
Ser. 10A, Class C, FRN, 3.98%, 09/07/2046 144A ••	1,053,095	11
C-Bass, Ltd., Ser. 13A, Class D, FRN, 2.64%, 03/17/2040 144A •	1,732,013	17
Nautilus RMBS CDO, Ltd., Ser. 2005-1A, Class A3, FRN, 4.29%, 07/07/2040 144A •	2,522,664	65,236

Total Asset-Backed Securities (cost $3,819,313)		95,560

COMMERCIAL MORTGAGE-BACKED SECURITIES 2.2%
FIXED-RATE 2.0%
American Home Mtge. Investment Trust, Ser. 2005-2, Class LV-A, 5.66%, 08/25/2035	623,018	425,137
Banc of America Comml. Mtge., Inc.:
Ser. 2000-2, Class F, 7.92%, 09/15/2032	3,000,000	2,913,863
Ser. 2003-7, Class B6, 4.75%, 09/25/2018 ••	193,372	8,112
Prima Capital Securitization, Ltd., Ser. 2006, Class D, 5.88%, 12/28/2048 ••	1,085,000	54,120

		3,401,232

FLOATING-RATE 0.2%
Capmark, Ltd., Ser. 2006-7A, Class B, 0.62%, 08/20/2036 144A	500,000	5,885
GE Capital Comml. Mtge. Corp., Ser. 2007-C1, Class C, 5.70%, 12/10/2049 ••	1,320,000	296,272
MASTR Reperforming Loan Trust, Ser. 2006-2, Class B3, 5.78%, 05/25/2036 144A ••	412,793	32,354
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, 1.83%, 01/25/2035 144A ☐ + <	1,013,573	0

		334,511

Total Commercial Mortgage-Backed Securities (cost $8,244,563)		3,735,743

CORPORATE BONDS 16.1%
CONSUMER DISCRETIONARY 1.5%
Media 0.6%
Time Warner, Inc., 7.625%, 04/15/2031	900,000	1,009,350

Multiline Retail 0.4%
Kohl’s Corp., 6.875%, 12/15/2037	575,000	658,845

Specialty Retail 0.5%
Home Depot, Inc., 5.875%, 12/16/2036	1,000,000	978,697

CONSUMER STAPLES 0.6%
Beverages 0.2%
Anheuser-Busch InBev, 6.875%, 11/15/2019 144A	240,000	267,825

Tobacco 0.4%
Altria Group, Inc., 9.95%, 11/10/2038	525,000	686,657

ENERGY 1.0%
Oil, Gas & Consumable Fuels 1.0%
EnCana Corp., 6.625%, 08/15/2037	1,000,000	1,092,374
Sunoco, Inc., 9.00%, 11/01/2024	500,000	551,520

		1,643,894

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS 9.5%
Capital Markets 4.7%
American Capital Strategies, Ltd., Ser. A, 5.92%, 09/01/2009 ☐ + •	$3,500,000	$3,090,010
Goldman Sachs Group, Inc.:
5.30%, 02/14/2012	750,000	798,750
6.75%, 10/01/2037	900,000	950,990
Merrill Lynch & Co., Inc.:
6.05%, 08/15/2012	800,000	857,804
7.75%, 05/14/2038	575,000	649,281
Morgan Stanley:
5.625%, 01/09/2012	700,000	745,754
5.95%, 12/28/2017	900,000	926,959

		8,019,548

Commercial Banks 2.1%
BankAmerica Capital II, 8.00%, 12/15/2026	1,000,000	980,000
FBOP Corp., 10.00%, 05/28/2009 ☐ + •	4,000,000	500,000
National City Corp., 5.80%, 06/07/2017	1,000,000	998,580
SunTrust Banks, Inc., 6.00%, 09/11/2017	1,000,000	1,003,196

		3,481,776

Consumer Finance 0.5%
American Water Capital Corp., 6.09%, 10/15/2017	850,000	892,824

Diversified Financial Services 0.4%
Citigroup, Inc., 5.50%, 08/27/2012	650,000	682,451

Insurance 0.7%
Prudential Financial, Inc., 6.10%, 06/15/2017	1,200,000	1,233,983

Real Estate Investment Trusts (REITs) 1.1%
BRE Properties, Inc., 5.50%, 03/15/2017	935,000	873,587
ERP Operating, LP, 5.75%, 06/15/2017	1,000,000	1,008,214

		1,881,801

HEALTH CARE 1.7%
Biotechnology 0.6%
Amgen, Inc., 6.375%, 06/01/2037	900,000	1,025,769

Health Care Providers & Services 0.6%
UnitedHealth Group, Inc., 5.375%, 03/15/2016	1,000,000	1,023,739

Pharmaceuticals 0.5%
Pfizer, Inc.:
4.45%, 03/15/2012	650,000	689,650
5.35%, 03/15/2015	100,000	110,541

		800,191

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS 0.0%
Commercial Services & Supplies 0.0%
ARAMARK Corp., 8.50%, 02/01/2015	$50,000	$50,750

MATERIALS 0.4%
Chemicals 0.4%
Dow Chemical Co., 7.60%, 05/15/2014	650,000	722,886

TELECOMMUNICATION SERVICES 1.4%
Diversified Telecommunication Services 0.5%
New Jersey Bell Telephone Co., 7.85%, 11/15/2029	750,000	830,091

Wireless Telecommunication Services 0.9%
AT&T Wireless, 8.125%, 05/01/2012	1,300,000	1,486,269

Total Corporate Bonds (cost $29,946,249)		27,377,346

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 4.0%
CONSUMER DISCRETIONARY 0.1%
Media 0.1%
Central European Media Enterprises, Ltd., 11.625%, 09/15/2016 EUR	155,000	222,403

CONSUMER STAPLES 0.7%
Beverages 0.1%
Central European Distribution Corp., 8.00%, 07/25/2012 EUR	116,000	173,272

Food & Staples Retailing 0.4%
Carrefour SA, 3.625%, 05/06/2013 EUR	250,000	375,647
Casino Guichard-Perrachon SA, 6.375%, 04/04/2013 EUR	50,000	79,687
Tesco plc, 5.875%, 09/12/2016 EUR	150,000	248,464

		703,798

Tobacco 0.2%
British American Tobacco plc, 5.875%, 03/12/2015 EUR	150,000	240,449

FINANCIALS 1.9%
Capital Markets 0.1%
Ahold Finance USA, Inc., 6.50%, 03/14/2017 GBP	65,000	117,100

Commercial Banks 0.9%
KfW Bankengruppe, 15.50%, 01/25/2010 TRY	240,000	163,061
Kreditanstalt fur Wiederaufbau:
5.25%, 01/12/2012 GBP	65,000	113,839
6.375%, 02/17/2015 NZD	585,000	427,727
Landwirtschaftliche Rentenbank:
4.375%, 11/27/2017 EUR	150,000	235,015
5.75%, 01/21/2015 AUD	610,000	535,834

		1,475,476

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
FINANCIALS continued
Consumer Finance 0.5%
ISS Financing plc, 11.00%, 06/15/2014 EUR	50,000	$80,748
JTI UK Finance plc, 4.625%, 06/10/2011 EUR	150,000	229,743
Toyota Motor Credit Corp., 5.125%, 01/17/2012 GBP	205,000	354,157
Virgin Media Finance plc, 9.75%, 04/15/2014 GBP	50,000	85,755
Wind Acquisition Finance SpA, 9.75%, 12/01/2015 EUR	70,000	111,772

		862,175

Diversified Financial Services 0.2%
European Investment Bank, 3.625%, 10/15/2013 EUR	70,000	108,042
General Electric Capital Corp.:
3.375%, 02/08/2012 EUR	120,000	179,327
7.625%, 12/10/2014 NZD	200,000	148,997

		436,366

Thrifts & Mortgage Finance 0.2%
Realkredit Danmark, 2.00%, 01/01/2013 DKK ••	2,050,000	393,826

HEALTH CARE 0.3%
Pharmaceuticals 0.3%
GlaxoSmithKline plc, 5.625%, 12/13/2017 EUR	250,000	411,420
Pfizer, Inc., 4.75%, 06/03/2016 EUR	100,000	156,049

		567,469

INDUSTRIALS 0.2%
Aerospace & Defense 0.1%
Bombardier, Inc., 7.25%, 11/15/2016 EUR	70,000	105,076

Commercial Services & Supplies 0.1%
Iron Mountain, Inc., 6.75%, 10/15/2018 EUR	70,000	101,986

Machinery 0.0%
Savcio Holdings, Ltd., 8.00%, 02/15/2013 EUR	50,000	70,271

MATERIALS 0.3%
Chemicals 0.1%
Nalco Holdings Co., 7.75%, 11/15/2011 EUR	50,000	73,951
Rockwood Specialties Group, Inc., 7.625%, 11/15/2014 EUR	50,000	74,870

		148,821

Containers & Packaging 0.1%
Owens-Illinois European Group BV, 6.875%, 03/31/2017 EUR	70,000	100,955
Pregis Corp., FRN, 6.00%, 04/15/2013 EUR	50,000	66,684

		167,639

Metals & Mining 0.1%
New World Resources NV, 7.375%, 05/15/2015 EUR	145,000	198,986

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
TELECOMMUNICATION SERVICES 0.2%
Diversified Telecommunication Services 0.2%
France Telecom, 7.50%, 03/14/2011 GBP	120,000	$210,776
Nordic Telephone Co., 8.25%, 05/01/2016 EUR	50,000	77,997

		288,773

UTILITIES 0.3%
Electric Utilities 0.1%
E.On International Finance BV, 5.75%, 05/07/2020 EUR	100,000	164,055

Multi-Utilities 0.2%
Veolia Environnement SA, 4.00%, 02/12/2016 EUR	200,000	294,305

Total Foreign Bonds – Corporate (Principal Amount Denominated in Currency Indicated) (cost $6,278,854)		6,732,246

FOREIGN BONDS – GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 7.6%
Australia, 6.00%, 10/14/2015 AUD	455,000	412,988
Brazil:
7.375%, 02/03/2015 EUR	210,000	356,176
10.25%, 01/10/2028 BRL	350,000	199,180
Canada:
4.25%, 02/27/2013 EUR	100,000	154,422
4.25%, 06/01/2018 CAD	830,000	822,790
Colombia, 11.50%, 05/31/2011 EUR	50,000	83,332
Denmark, 4.00%, 11/15/2017 DKK	4,170,000	855,895
France:
2.25%, 07/25/2020 EUR	454,135	713,455
4.00%, 10/25/2038 EUR	195,000	278,909
Germany, 4.25%, 07/04/2039 EUR	680,000	1,045,392
Hungary, 4.50%, 02/06/2013 EUR	120,000	179,176
Italy, 3.00%, 03/01/2012 EUR	355,000	536,616
Korea, 5.25%, 03/10/2027 KRW	627,000,000	512,858
Malaysia:
3.83%, 09/28/2011 MYR	1,450,000	435,061
3.87%, 04/13/2010 MYR	1,350,000	398,844
Mexico:
4.25%, 06/16/2015 EUR	100,000	147,165
5.50%, 02/17/2020 EUR	320,000	480,347
9.50%, 12/18/2014 MXN	8,695,000	716,475
Morocco, 5.375%, 06/27/2017 EUR	65,000	98,833
Netherlands:
4.00%, 07/15/2018 EUR	235,000	362,030
4.00%, 01/15/2037 EUR	190,000	274,412
New Zealand, 6.00%, 12/15/2017 NZD	260,000	189,965

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

	Principal Amount	Value

FOREIGN BONDS – GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
Norway, 5.00%, 05/15/2015 NOK	4,720,000	$875,848
Philippines, 6.25%, 03/15/2016 EUR	200,000	300,217
Poland:
5.25%, 04/25/2013 PLN	1,200,000	414,119
5.50%, 03/12/2012 EUR	210,000	333,372
Slovenia, 4.625%, 09/09/2024 EUR	120,000	178,311
South Africa, 5.25%, 05/16/2013 EUR	100,000	153,052
Spain, 4.80%, 01/31/2024 EUR	228,000	356,626
Sweden, 3.75%, 08/12/2017 SEK	5,900,000	867,798
Turkey, 5.50%, 02/16/2017 EUR	120,000	184,184
Ukraine, 4.95%, 10/13/2015 EUR	50,000	52,244

Total Foreign Bonds – Government (Principal Amount Denominated in Currency Indicated) (cost $12,292,455)		12,970,092

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 1.6%
FIXED-RATE 1.6%
Banc of America Mtge. Securities, Inc., Ser. 2005-D, Class 2A6, 4.79%, 05/25/2035	$3,255,000	2,633,397
Harborview NIM Corp., Ser. 2006-14, Class N2, 8.35%, 03/19/2038 144A • ☐ +	469,183	4,692

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $3,634,428)		2,638,089

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 5.3%
FIXED-RATE 0.9%
Wells Fargo Mtge. Backed Securities Trust, Ser. 2006-AR10, Class 5A1, 5.59%, 07/25/2036	1,988,778	1,531,547

FLOATING-RATE 4.4%
Merrill Lynch Countrywide Comml. Mtge. Trust, Ser. 2007-8, Class A3, 5.96%, 07/12/2017	3,530,000	3,045,682
Residential Funding Mtge. Securities, Ser. 2007-SA3, Class 2A1, 5.75%, 07/27/2037	2,906,809	1,976,927
Washington Mutual, Inc. Mtge. Pass-Through Cert.:
Ser. 2006-AR17, Class 1A1B, 1.57%, 12/25/2046	2,232,107	731,451
Ser. 2007-HY7, Class 3A2, 5.82%, 07/25/2037	2,510,244	1,801,702

		7,555,762

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $13,083,334)		9,087,309

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 0.1%
FIXED-RATE 0.1%
Financial Asset Securitization, Inc., Ser. 1997-NAM2, Class B-2, 7.88%, 07/25/2027	181,188	151,346

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

	Principal Amount	Value

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE 0.0%
Harborview Mtge. Loan Trust:
Ser. 2004-7, Class B4, 3.55%, 11/19/2034	$2,334,749	$37,916
Ser. 2005-8, Class 2B3, 3.11%, 09/19/2035	969,651	10

		37,926

Total Whole Loan Subordinate Collateralized Mortgage Obligations (cost $2,965,404)		189,272

U.S. TREASURY OBLIGATIONS 29.3%
U.S. Treasury Bond, 3.50%, 02/15/2039	4,505,000	3,950,326
U.S. Treasury Notes:
2.25%, 05/31/2014	43,840,000	44,042,103
3.125%, 05/15/2019	1,860,000	1,820,767

Total U.S. Treasury Obligations (cost $48,946,845)		49,813,196

YANKEE OBLIGATIONS – CORPORATE 2.6%
CONSUMER STAPLES 0.1%
Beverages 0.1%
Companhia Brasileira de Bebidas, 8.75%, 09/15/2013	115,000	134,550

FINANCIALS 0.5%
Capital Markets 0.1%
BP Capital Markets plc, 3.875%, 03/10/2015	85,000	88,473

Commercial Banks 0.2%
Eurasian Development Bank, 7.375%, 09/29/2014 144A	100,000	104,010
KfW Bankengruppe, 4.875%, 06/17/2019	160,000	174,188

		278,198

Consumer Finance 0.1%
Petrobras International Finance Co., 5.75%, 01/20/2020	245,000	246,621

Diversified Financial Services 0.1%
Inter-American Development Bank, 7.25%, 05/24/2012	190,000	143,927
Preferred Term Securities XII, Ltd., FRN, 10.00%, 12/24/2033 + •	1,000,000	8,820

		152,747

MATERIALS 1.0%
Metals & Mining 1.0%
Alcan, Inc., 6.125%, 12/15/2033	650,000	658,987
ArcelorMittal SA, 5.375%, 06/01/2013	1,000,000	1,031,425

		1,690,412

TELECOMMUNICATION SERVICES 0.8%
Diversified Telecommunication Services 0.1%
Telecom Italia SpA, 6.20%, 07/18/2011	200,000	212,874

See Notes to Financial Statements

19

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 0.7%
Vodafone Group plc:
5.625%, 02/27/2017	$700,000	$747,802
6.25%, 01/15/2016	290,000	477,248

		1,225,050

UTILITIES 0.2%
Multi-Utilities 0.2%
National Power Corp., 6.875%, 11/02/2016	330,000	352,262

Total Yankee Obligations – Corporate (cost $4,558,756)		4,381,187

YANKEE OBLIGATIONS – GOVERNMENT 1.9%
Argentina, 12.25%, 06/19/2018 •	159,188	64,471
Brazil:
7.125%, 01/20/2037	370,000	428,275
8.25%, 01/20/2034	410,000	528,900
China, 4.75%, 10/29/2013	100,000	107,545
Colombia:
7.375%, 01/27/2017	100,000	113,250
7.375%, 03/18/2019	200,000	227,200
8.125%, 05/21/2024	175,000	208,250
Emirates of Abu Dhabi, 5.50%, 08/02/2012	200,000	214,247
Indonesia:
6.75%, 03/10/2014	90,000	96,517
6.875%, 01/17/2018	200,000	213,830
Mexico, 5.95%, 03/19/2019	196,000	205,800
Peru:
8.375%, 05/03/2016	155,000	187,163
8.75%, 11/21/2033	35,000	45,850
Russia, Sr. Disc. Note, Step Bond, 7.50%, 03/31/2030 †	131,600	147,734
Sri Lanka, 7.40%, 01/22/2015	100,000	100,500
Turkey, 7.00%, 09/26/2016	325,000	360,750

Total Yankee Obligations – Government (cost $3,100,096)		3,250,282

	Shares	Value

PREFERRED STOCKS 0.0%
FINANCIALS 0.0%
Diversified Financial Services 0.0%
First Republic Capital Corp., 10.50% 144A (cost $55,855)	50	45,250

See Notes to Financial Statements

20

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

	Principal Amount	Value

OTHER 0.5%
FINANCIALS 0.5%
Diversified Financial Services 0.5%
JPMorgan Chase & Co., FRN, 7.90%, 12/31/2049 (cost $750,000)	$750,000	$756,554

	Shares	Value

SHORT-TERM INVESTMENTS 15.2%
MUTUAL FUND SHARES 15.2%
Evergreen Institutional Money Market Fund, Class I, 0.09% q ø ## (cost $25,915,303)	25,915,303	25,915,303

Total Investments (cost $208,736,729) 113.5%		193,003,372
Other Assets and Liabilities (13.5%)		(22,925,390)

Net Assets 100.0%		$170,077,982

#	When-issued or delayed delivery security
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid.
••	Security which has defaulted on payment of interest and/or principal.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
<	Security is currently paying interest in-kind.
†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
AUD	Australian Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CDO	Collateralized Debt Obligation
DKK	Danish Krone
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GBP	Great British Pound
GNMA	Government National Mortgage Association
KRW	Republic of Korea Won
MASTR	Mortgage Asset Securitization Transactions, Inc.
MXN	Mexican Peso
MYR	Malaysian Ringgit
NIM	Net Interest Margin
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
TBA	To Be Announced
TRY	Turkish Lira

See Notes to Financial Statements

21

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of October 31, 2009:

AAA	59.0%
AA	12.6%
A	10.0%
BBB	11.2%
BB	1.6%
B	2.3%
CCC	2.2%
Less than CCC	1.1%

100.0%

The following table shows the percent of total investments based on effective maturity as of October 31, 2009:

Less than 1 year	15.3%
1 to 3 year(s)	18.2%
3 to 5 years	36.8%
5 to 10 years	16.8%
10 to 20 years	10.6%
20 to 30 years	2.3%

100.0%

See Notes to Financial Statements

22

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2009 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $182,821,426)	$167,088,069
Investments in affiliated issuers, at value (cost $25,915,303)	25,915,303

Total investments	193,003,372
Segregated cash	1,307,631
Foreign currency, at value (cost $266,823)	262,234
Receivable for securities sold	1,913,296
Principal paydown receivable	1,286
Interest receivable	1,807,483
Unrealized gains on forward foreign currency exchange contracts	225,622
Prepaid expenses and other assets	195,229

Total assets	198,716,153

Liabilities
Dividends payable	115,843
Payable for securities purchased	28,072,732
Payable for Fund shares redeemed	244,768
Unrealized losses on forward foreign currency exchange contracts	126,634
Advisory fee payable	3,636
Distribution Plan expenses payable	4,056
Due to other related parties	2,653
Accrued expenses and other liabilities	67,849

Total liabilities	28,638,171

Net assets	$170,077,982

Net assets represented by
Paid-in capital	$235,612,184
Overdistributed net investment income	(829,735)
Accumulated net realized losses on investments	(49,084,271)
Net unrealized losses on investments	(15,620,196)

Total net assets	$170,077,982

Net assets consists of
Class A	$117,262,343
Class B	5,801,683
Class C	14,436,264
Class I	32,577,692

Total net assets	$170,077,982

Shares outstanding (unlimited number of shares authorized)
Class A	10,661,623
Class B	527,375
Class C	1,312,454
Class I	2,962,155

Net asset value per share
Class A	$11.00
Class A — Offering price (based on sales charge of 4.75%)	$11.55
Class B	$11.00
Class C	$11.00
Class I	$11.00

See Notes to Financial Statements

23

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2009 (unaudited)

Investment income
Interest (net of foreign withholding taxes of $50)	$4,412,831
Income from affiliated issuers	36,485
Dividends	2,625

Total investment income	4,451,941

Expenses
Advisory fee	351,101
Distribution Plan expenses
Class A	146,346
Class B	30,703
Class C	71,329
Administrative services fee	85,026
Transfer agent fees	227,978
Trustees’ fees and expenses	2,079
Printing and postage expenses	35,976
Custodian and accounting fees	43,687
Registration and filing fees	19,197
Professional fees	32,151
Other	4,102

Total expenses	1,049,675
Less: Expense reductions	(17)
Fee waivers	(129,348)

Net expenses	920,310

Net investment income	3,531,631

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities in unaffiliated issuers	(14,156,977)
Foreign currency related transactions	(690,735)
Credit default swap transactions	(125,285)

Net realized losses on investments	(14,972,997)

Net change in unrealized gains or losses on:
Securities
Unaffiliated issuers	31,678,761
Affiliated issuers	287,619
Foreign currency related transactions	545,934
Credit default swap transactions	169,769

Net change in unrealized gains or losses on investments	32,682,083

Net realized and unrealized gains or losses on investments	17,709,086

Net increase in net assets resulting from operations	$21,240,717

See Notes to Financial Statements

24

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2009 (unaudited)		Year Ended April 30, 2009

Operations
Net investment income		$3,531,631		$12,229,610
Net realized losses on investments		(14,972,997)		(25,683,849)
Net change in unrealized gains or losses on investments		32,682,083		(35,271,751)

Net increase (decrease) in net assets resulting from operations		21,240,717		(48,725,990)

Distributions to shareholders from
Net investment income
Class A		(3,212,018)		(2,024,222)
Class B		(147,319)		(71,321)
Class C		(338,072)		(127,110)
Class I		(934,708)		(669,212)
Tax basis return of capital
Class A		0		(6,236,987)
Class B		0		(437,360)
Class C		0		(780,963)
Class I		0		(1,764,937)

Total distributions to shareholders		(4,632,117)		(12,112,112)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	52,193	552,822	190,005	2,158,823
Class B	25,361	265,915	69,908	768,868
Class C	71,698	763,469	156,253	1,637,575
Class I	12,370	130,327	32,810	390,276

		1,712,533		4,955,542

Net asset value of shares issued in reinvestment of distributions
Class A	207,676	2,204,309	508,131	5,637,630
Class B	8,705	92,221	28,958	325,720
Class C	20,999	222,682	51,865	574,540
Class I	49,811	528,844	121,278	1,345,563

		3,048,056		7,883,453

Automatic conversion of Class B shares to Class A shares
Class A	43,963	463,287	126,366	1,313,399
Class B	(43,963)	(463,287)	(126,366)	(1,313,399)

		0		0

Payment for shares redeemed
Class A	(790,779)	(8,379,321)	(2,189,480)	(24,849,331)
Class B	(85,509)	(901,550)	(366,341)	(4,147,312)
Class C	(149,027)	(1,570,664)	(458,282)	(5,129,146)
Class I	(223,802)	(2,366,164)	(586,652)	(6,666,414)

		(13,217,699)		(40,792,203)

Net decrease in net assets resulting from capital share transactions		(8,457,110)		(27,953,208)

Total increase (decrease) in net assets		8,151,490		(88,791,310)

See Notes to Financial Statements

25

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended October 31, 2009 (unaudited)	Year Ended April 30, 2009

Net assets
Beginning of period	$161,926,492	$250,717,802

End of period	$170,077,982	$161,926,492

Undistributed (overdistributed) net investment income	$(829,735)	$284,728

See Notes to Financial Statements

26

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Core Plus Bond Fund (the “Fund”) is a diversified series of Evergreen Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge, but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Effective after the close of business on June 30, 2009, Class B shares were closed to new accounts and additional purchases by existing shareholders. Class B shares are available for purchase only through (i) an exchange transaction in which Class B shares of another Evergreen fund are exchanged or (ii) the Fund’s dividend reinvestment program. Class B shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares had been held. Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through December 23, 2009 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has

27

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

been no sale, the securities are valued at the mean between bid and asked prices. Non-listed preferred securities are valued using evaluated prices determined by an independent pricing service which takes into consideration such factors as similar security prices, spreads, liquidity, benchmark quotes and market conditions. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers who use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the

28

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

d. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

e. Loans

The Fund may purchase loans through an agent, by assignment from another holder of the loan or as a participation interest in another holder’s portion of the loan. Loans are purchased on a when-issued or delayed delivery basis. Interest income is accrued based on the terms of the securities. Fees earned on loan purchasing activities are recorded as income when earned. Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

f. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

g. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

29

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

h. Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments

30

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

i. Total return swaps

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into total return swap contracts for hedging or speculative purposes. Total return swaps involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty.

The value of the swap contract is marked-to-market daily based upon quotations from an independent pricing service or from brokers which use prices provided by market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index. The Fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Certain total return swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

j. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status. Dividend income is recorded on the

31

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

k. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

l. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

m. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid a fee at an annual rate of 2% of the Fund’s gross investment income plus an amount determined by applying percentage rates to the average daily net assets of the Fund, starting at 0.31% and declining to 0.16% as average daily net assets increase. For the six months ended October 31, 2009, the advisory fee was equivalent to an annual rate of 0.41% of the Fund’s average daily net assets.

Tattersall Advisory Group, Inc., an affiliate of EIMC and an indirect, wholly-owned subsidiary of Wells Fargo, is an investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

First International Advisers, LLC, an affiliate of EIMC and a majority-owned subsidiary of Wells Fargo, is also an investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended October 31, 2009, EIMC voluntarily waived its advisory fee in the amount of $129,348.

32

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended October 31, 2009, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended October 31, 2009, the transfer agent fees were equivalent to an annual rate of 0.27% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

For the six months ended October 31, 2009, EIS received $624 from the sale of Class A shares and $4,689 and $12 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended October 31, 2009:

Cost of Purchases		Proceeds from Sales

U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government

$209,012,613	$13,400,483	$161,082,754	$57,478,915

33

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Preferred stocks	$0	$45,249	$0	$45,249
Asset-backed securities	0	65,263	30,296	95,559
Mortgage-backed securities	0	61,661,665	4,692	61,666,357
Corporate debt securities	0	34,900,770	3,590,010	38,490,780
Debt securities issued by foreign governments	0	16,220,374	0	16,220,374
Debt securities issued by U.S. Treasury and U.S. government agencies	49,813,196	0	0	49,813,196
Other	0	756,554	0	756,554
Short-term investments	25,915,303	0	0	25,915,303

	$75,728,499	$113,649,875	$3,624,998	$193,003,372

Further details on the major security types listed above can be found in the Schedule of Investments.

As of October 31, 2009, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Other financial instruments*	$0	$98,988	$0	$98,988

*	Other financial instruments include forwards.

34

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset-backed securities	Mortgage- backed securities	Corporate debt securities	Total

Balance as of April 30, 2009	$30,000	$37,442	$3,750,000	$3,817,442
Realized gains or losses	0	108	0	108
Change in unrealized gains or losses	0	(4,264)	(159,990)	(164,254)
Net purchases (sales)	296	(2,070)	0	(1,774)
Transfers in and/or out of Level 3	0	(26,524)	0	(26,524)

Balance as of October 31, 2009	$30,296	$4,692	$3,590,010	$3,624,998

Change in unrealized gains or losses included in earnings relating to securities still held at October 31, 2009	$0	$0	$(159,990)	$(159,990)

On October 31, 2009, the aggregate cost of securities for federal income tax purposes was $209,019,691. The gross unrealized appreciation and depreciation on securities based on tax cost was $5,077,933 and $21,094,252, respectively, with a net unrealized depreciation of $16,016,319.

As of April 30, 2009, the Fund had $25,929,160 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2010	2013	2015	2016	2017

$4,586,980	$4,295,612	$3,669,132	$4,304,664	$9,072,772

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of April 30, 2009, the Fund incurred and elected to defer post-October losses of $8,050,070.

6. DERIVATIVE TRANSACTIONS

During the six months ended October 31, 2009, the Fund entered into forward foreign currency exchange contracts for hedging purposes.

At October 31, 2009, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive	U.S. Value at October 31, 2009	In Exchange for U.S. $	Unrealized Gain (Loss)

11/09/2009	225,000,000 JPY	$2,499,648	$2,366,802	$132,846
11/27/2009	60,140,000 JPY	668,190	634,636	33,554

35

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Forward Foreign Currency Exchange Contracts to Buy (continued):

Exchange Date	Contracts to Receive		U.S. Value at October 31, 2009	In Exchange for		U.S. Value at October 31, 2009	Unrealized Gain (Loss)

11/09/2009	69,400,000	JPY	$771,002	507,273	EUR	$746,518	$24,484
11/25/2009	85,239,000	JPY	947,045	1,080,000	AUD	970,165	(23,120)
11/25/2009	137,950	EUR	203,003	300,000	TRY	198,752	4,251
11/27/2009	1,157,561	EUR	1,703,434	157,000,000	JPY	1,744,360	(40,926)
11/27/2009	44,300,000	JPY	492,198	334,617	EUR	492,413	(215)
11/30/2009	44,684,512	JPY	496,478	6,775,000	MXN	511,375	(14,897)
12/02/2009	330,578	EUR	486,464	520,000	CAD	480,578	5,886
12/07/2009	71,500,000	JPY	794,451	503,362	GBP	825,964	(31,513)
12/07/2009	38,514	GBP	63,198	5,460,000	JPY	60,667	2,531
01/13/2010	82,359,000	JPY	915,346	1,270,000	NZD	906,716	8,630

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver		U.S. Value at October 31, 2009	In Exchange for U.S. $	Unrealized Gain (Loss)

11/09/2009	33,675,000	JPY	$374,114	$381,258	$7,144
11/23/2009	970,000	EUR	1,427,437	1,426,928	(509)
11/23/2009	34,500	EUR	50,770	50,427	(343)
12/01/2009	405,000	EUR	595,981	580,875	(15,106)
12/01/2009	295,609	EUR	435,005	435,000	(5)
12/01/2009	265,000	EUR	389,963	395,089	5,126
12/16/2009	95,000	GBP	155,878	157,048	1,170

The Fund had average market values of $4,413,552 and $1,974,425 forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the six months ended October 31, 2009.

As of October 31, 2009, the Fund did not have any open credit default swaps but had an average notional balance of $2,636 during the six months ended October 31, 2009.

A summary of derivative instruments by primary risk exposure is outlined in the following tables, unless the only primary risk exposure category is already reflected in the appropriate financial statements.

The effect of derivative instruments on the Statement of Operations for the six months ended October 31, 2009 was as follows:

Derivatives not accounted for as hedging instruments	Amount of Realized Gain or Losses on Derivatives

	Forward Currency Contracts	Credit Default Swaps	Total

Forward foreign currency contracts	$(702,552)	$0	$(702,552)
Credit contracts	0	(125,285)	(125,285)

	$(702,552)	$(125,285)	$(827,837)

36

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Derivatives not accounted for as hedging instruments	Change in Unrealized Gains or Losses on Derivatives

	Forward Currency Contracts	Credit Default Swaps	Total

Forward foreign currency contracts	$552,645	$0	$552,645
Credit contracts	0	169,769	169,769

	$552,645	$169,769	$722,414

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended October 31, 2009, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009, the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009, the annual commitment fee was 0.09%. During the six months ended October 31, 2009, the Fund had no borrowings under this agreement.

37

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

38

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

12. SUBSEQUENT EVENT

Effective December 1, 2009, Wells Capital Management Inc. (“Wells Capital”), an indirect wholly owned subsidiary of Wells Fargo, replaced both Tattersall Advisory Group, Inc. and First International Advisers, LLC as the investment sub-advisors to the Fund pursuant to a new interim sub-advisory agreement between EIMC and Wells Capital which will be in effect until no later than April 29, 2010. The shareholders of the Fund will meet on or around April 15, 2010 to consider a definitive sub-advisory agreement with Wells Capital, which if approved would replace the Fund’s interim agreement.

39

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, as required by law, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. At an in person meeting on September 23-24, 2009, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund, Tattersall Advisory Group, Inc. (“TAG”), First International Advisers, LLC (together with TAG, the “Sub-Advisors”), or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Core Plus Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of their deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors are required to furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. Over the course of the year preceding their September 2009 meeting, the Trustees regularly reviewed information regarding the investment performance of all of the funds. As part of their ongoing review of investment performance, the Trustees monitored for changes in performance and for the results of any changes in a fund’s investment process or investment team. The Trustees paid particular attention to funds whose performance since September 2008 (when the Trustees completed their 2008 review of the funds’ investment advisory agreements) indicated short-term or longer-term performance issues and to funds that they had identified during their 2008 review process as having short- or longer-term performance issues.

In spring 2009, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Trustees would review as part of the 2009 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other areas of review and requested specific information as to those areas of review.

40

ADDITIONAL INFORMATION (unaudited) continued

The Trustees formed small groups to review individual funds in greater detail. They reviewed, with the assistance of an independent industry consultant that they retained, the information that EIMC, the Sub-Advisors, and Keil provided. In addition, the Trustees considered information regarding, among other things, the funds’ brokerage practices, the funds’ use of derivatives, analyst and research support available to the portfolio management teams, risk management practices, and certain fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

In December 2008 Wells Fargo & Company (“Wells Fargo”) acquired Wachovia Corporation (“Wachovia”), EIMC’s parent company. Wells Fargo and EIMC have taken steps to combine the operations of Wells Fargo’s investment management affiliates and EIMC during the past year and have proposed to the Trustees the combination of the mutual fund families managed by them. During the course of the year, and during their review, the Trustees requested and received information about Wells Fargo and its advisory and broker-dealer operations, the status of efforts to combine the Wells Fargo and Evergreen investment management operations, and the effects on the funds and on the services provided by EIMC and its affiliates to the funds. In their deliberations, the Trustees were mindful that it was possible that the proposed combination of the two fund families might be effected during the coming 12-month period.

The Committee met several times by telephone during the 2009 review process to consider the information provided to it. The Committee then met with representatives of EIMC and its affiliates, including Wells Fargo. In addition, during the course of their review, the Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC, and in meetings with independent legal counsel in multiple private sessions at which no personnel of EIMC were present. At a meeting of the full Board of Trustees held on September 23-24, 2009, the Committee reported the results of its discussions with EIMC. The full Board met with representatives of EIMC and its affiliates and engaged in further review of the materials provided to it, after which the independent Trustees and the full Board approved the continuation of each of the advisory and sub-advisory agreements.

The Trustees’ determination to approve the continuation of the advisory and sub-advisory agreements was based on a comprehensive evaluation of all of the information provided to them. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements for each of the funds as part of the

41

ADDITIONAL INFORMATION (unaudited) continued

larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees met periodically during the course of the year. EIMC presented a wide variety of information at those meetings regarding the services it provides for the funds, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of the teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds, EIMC, and the Sub-Advisors with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC and the Sub-Advisors. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2008. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new President of the funds, who also serves as President and Chief Operating Officer of EIMC, and a new Chief Investment Officer of EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans.

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ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of fees paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. They considered that EIS, an affiliate of EIMC, would serve as distributor to the funds until January 3, 2010, and that Wells Fargo Funds Distributor, LLC, also an affiliate of EIMC, would serve as distributor to the funds beginning on January 4, 2010, and noted that the distributor receives fees from the funds for those services. The Trustees also considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC on behalf of the funds and brokerage commissions received by Wells Fargo Advisors, LLC (“Wells Fargo Advisors”) (formerly Wachovia Securities, LLC), an affiliate of EIMC, from transactions effected by it for the funds. The Trustees noted that the funds pay sub-transfer agency fees to various financial institutions, including Wells Fargo Advisors and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that the affiliate of EIMC that provides transfer agency services to the funds had won recognition from Dalbar customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wells Fargo Advisors and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them and that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

The Trustees considered regulatory actions taken against EIMC or its affiliates in the past year, and on-going reviews of the operations of EIMC and its affiliates as they might affect the funds. They considered the findings of the regulators, the cooperation of EIMC and its affiliates with those regulators and with the Trustees in respect of those actions and reviews, and the remedial steps EIMC and its affiliates have taken in response. They also considered the scope and nature of on-going reviews being conducted by EIMC and its affiliates, and communications to the Trustees relating to those reviews.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC and the Sub-Advisors formulate and implement an investment

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ADDITIONAL INFORMATION (unaudited) continued

program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team and the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties.

The Trustees considered the managerial and financial resources available to EIMC and its affiliates and the commitment that the Evergreen/Wells Fargo organization has made to the funds generally. They considered assurances from representatives of Wells Fargo that the merger of Wells Fargo and Wachovia and the integration of those firms’ advisory and broker-dealer operations was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC provides to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high-quality services.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the independent Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by the Sub-Advisors and EIMC, including services provided by EIMC under its administrative services agreements with the funds. They determined that the nature and scope of the services provided by EIMC and the Sub-Advisors were consistent with EIMC’s and the Sub-Advisors’ respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2008, the Fund’s Class A shares had underperformed the Fund’s benchmark index, the Barclays Capital Aggregate Bond Index. The Trustees also noted that the Fund’s Class A shares had performed in the fifth quintile of the mutual funds against which the Trustees compared the Fund’s performance for the same periods. The Trustees noted that the Fund’s performance had suffered in recent periods due to significant exposure to mortgage-backed securities. The Trustees also noted that EIMC has taken steps to improve the Fund’s performance and expects to propose to change the Fund’s sub-advisor. The Trustees concluded that the remedial measures being undertaken by EIMC in light of the

44

ADDITIONAL INFORMATION (unaudited) continued

Fund’s relative underperformance were sufficient under the circumstances to support continuation of the advisory agreements. In anticipation of EIMC’s proposal to change the Fund’s sub-advisor, the Trustees approved the continuation of the Fund’s current sub-advisory agreements until November 30, 2009, rather than for a full year.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was lower than the management fees paid by a majority of the other mutual funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. They reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective management fee rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. They considered that, as a fund shrinks in size, breakpoints result in increasing fee levels. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially

45

ADDITIONAL INFORMATION (unaudited) continued

on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on, among other things, the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability to EIMC of the services provided to any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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47

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

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TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; President and Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

49

564353 rv7 12/2009

Evergreen Diversified Income Builder Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
7	ABOUT YOUR FUND’S EXPENSES
8	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
29	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Diversified Income Builder Fund for the six-month period ended October 31, 2009 (the “period”).

The period was characterized by a strong equity market rally that spanned the first half of the period. U.S. and international stocks rallied off their March 9th lows, with international and small cap stocks leading the gains. Signs of stability emerged in the corporate credit markets, as both issuance and performance improved. Stocks finished a banner third quarter 2009, as major market indexes, both domestic and international, climbed by approximately 15% and investor sentiment was buoyed by signs of improvement in the economy and corporate earnings. At the end of the period, however, stocks closed lower for the first time in seven months as investors questioned whether the huge rally had exceeded the economy’s ability to generate growth in output and profits. The weakness in U.S. markets failed to extend beyond our borders, as developed markets, which had also rallied off the lows of last year, experienced just a fractional loss in October 2009, and emerging markets managed to rise by 1%, adding to impressive year-to-date returns by the end of the period.

Fortunately, the fundamental picture has brightened. Better-than-expected economic data at period end suggests the possibility of improvements in corporate performance. Interest rates and inflation remain low, providing a healthy backdrop for corporations that have been very aggressive cutting costs from their expense structures.

Near the end of the period, the Federal Reserve Board (the “Fed”) reiterated its commitment to keeping the benchmark lending rate near zero for an “extended period.” Additionally, the Fed’s statement changed somewhat from the previous meeting of the Federal Open Market Committee, altering text regarding economic activity from “leveling out” to activity that has “picked up.” It should be emphasized, however, that this shift, which might be construed as a signal from the Fed that the recession is over, is followed by a statement that household spending was still being constrained by “job losses, sluggish income growth, lower housing wealth, and tight credit.” While this data reflects an economy that is managing to climb from the depths reached in March, we question whether the fundamentals are in place for sustainable growth, given that economic reports continue to display data that is simply “less bad” than the previous depths of the recession. Until we see stabilization in home prices and employment, it is unlikely that activity will exceed much beyond what is considered to be “below potential” for any period of time.

1

LETTER TO SHAREHOLDERS continued

In this challenging environment, the investment managers of Evergreen’s intermediate and long-term bond funds paid careful attention to risk management in a rapidly changing market environment. The teams supervising Evergreen U.S. Government Fund, Evergreen Core Bond Fund and Evergreen Core Plus Bond Fund focused on interest-rate movements, Fed policy and general economic trends in managing their portfolios. Meanwhile, the managers of Evergreen High Income Fund positioned the portfolio relatively conservatively during a period of growing risk aversion. Managers of Evergreen Diversified Income Builder Fund maintained an emphasis on better-quality, high yield corporate bonds while maintaining exposure to dividend-paying stocks.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

2

LETTER TO SHAREHOLDERS continued

Notice to Shareholders:

Effective after the close of business on June 30, 2009, Class B shares of the Fund were closed to new accounts and additional purchases by existing shareholders. Existing shareholders of Class B shares of the Fund may continue to exchange their Class B shares for Class B shares of other Evergreen Funds subject to the limitations described in each fund’s prospectus and may also continue to add to their accounts through dividend reinvestment. All other Class B share features and attributes, including, but not limited to, the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged. Shareholders of the Fund may continue to redeem Fund shares in the manner described in the Fund’s prospectus.

3

FUND AT A GLANCE

as of October 31, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

Margaret D. Patel

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2009.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/14/1987

	Class A	Class B	Class C	Class I
Class inception date	4/14/1987	2/1/1993	2/1/1993	1/13/1997

Nasdaq symbol	EKSAX	EKSBX	EKSCX	EKSYX

6-month return with sales charge	9.98%	9.77%	13.80%	N/A

6-month return w/o sales charge	15.50%	14.77%	14.80%	15.94%

Average annual return*

1-year with sales charge	24.91%	25.09%	29.15%	N/A

1-year w/o sales charge	31.17%	30.09%	30.15%	32.13%

5-year	-0.82%	-0.88%	-0.57%	0.34%

10-year	3.76%	3.51%	3.51%	4.53%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

Class B shares are closed to new investments by new and existing shareholders.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Diversified Income Builder Fund Class A shares versus a similar investment in the Evergreen Diversified Income Builder Blended Index (EDIBBI), the BofA Merrill Lynch High Yield Master Index† (BofAMLHYMI), the Russell 1000 Index (Russell 1000) and the Consumer Price Index (CPI).

The EDIBBI, the BofAMLHYMI and the Russell 1000 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

5

FUND AT A GLANCE continued

This section left intentionally blank

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The Evergreen Diversified Income Builder Blended Index is composed of the following indexes: BofAMLHYMI (75%) and Russell 1000 (25%).

†	Copyright 2009. BofA Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of October 31, 2009, and subject to change.

6

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 05, 2009 to October 31, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2009	Ending Account Value 10/31/2009	Expenses Paid During Period*

Actual
Class A	$1,000.00	$1,155.03	$5.76
Class B	$1,000.00	$1,147.68	$9.80
Class C	$1,000.00	$1,147.97	$9.80
Class I	$1,000.00	$1,159.39	$4.41
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,019.86	$5.40
Class B	$1,000.00	$1,016.08	$9.20
Class C	$1,000.00	$1,016.08	$9.20
Class I	$1,000.00	$1,021.12	$4.13

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.06% for Class A, 1.81% for Class B, 1.81% for Class C and 0.81% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended October 31, 2009 (unaudited)	Year Ended April 30,

CLASS A		2009	2008	2007	2006	2005

Net asset value, beginning of period	$4.58	$6.06	$6.40	$6.32	$6.53	$6.38

Income from investment operations
Net investment income	0.11	0.26	0.27 [1]	0.33 [1]	0.29 [1]	0.33
Net realized and unrealized gains or losses on investments	0.59	(1.45)	(0.35)	0.08	(0.19)	0.19

Total from investment operations	0.70	(1.19)	(0.08)	0.41	0.10	0.52

Distributions to shareholders from
Net investment income	(0.11)	(0.26)	(0.26)	(0.31)	(0.31)	(0.35)
Net realized gains	0	(0.03)	0	0	0	(0.02)
Tax basis return of capital	0	0	0	(0.02)	0	0

Total distributions to shareholders	(0.11)	(0.29)	(0.26)	(0.33)	(0.31)	(0.37)

Net asset value, end of period	$5.17	$4.58	$6.06	$6.40	$6.32	$6.53

Total return[2]	15.50%	(19.64)%	(1.26)%	6.71%	1.59%	8.22%

Ratios and supplemental data
Net assets, end of period (thousands)	$128,403	$108,773	$145,924	$170,804	$199,501	$214,776
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.06%[3]	1.07%	1.11%	1.16%	1.17%	1.12%
Expenses excluding waivers/reimbursements and expense reductions	1.06%[3]	1.07%	1.16%	1.20%	1.18%	1.12%
Net investment income	4.70%[3]	5.15%	4.41%	5.17%	4.57%	5.03%
Portfolio turnover rate	39%	57%	125%	128%	100%	130%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended October 31, 2009 (unaudited)	Year Ended April 30,

CLASS B		2009	2008	2007	2006	2005

Net asset value, beginning of period	$4.60	$6.08	$6.42	$6.34	$6.55	$6.40

Income from investment operations
Net investment income	0.10 [1]	0.22 [1]	0.23 [1]	0.28 [1]	0.25 [1]	0.29
Net realized and unrealized gains or losses on investments	0.59	(1.45)	(0.36)	0.09	(0.19)	0.19

Total from investment operations	0.69	(1.23)	(0.13)	0.37	0.06	0.48

Distributions to shareholders from
Net investment income	(0.10)	(0.22)	(0.21)	(0.27)	(0.27)	(0.31)
Net realized gains	0	(0.03)	0	0	0	(0.02)
Tax basis return of capital	0	0	0	(0.02)	0	0

Total distributions to shareholders	(0.10)	(0.25)	(0.21)	(0.29)	(0.27)	(0.33)

Net asset value, end of period	$5.19	$4.60	$6.08	$6.42	$6.34	$6.55

Total return[2]	14.77%	(19.99)%	(1.97)%	5.94%	0.89%	7.46%

Ratios and supplemental data
Net assets, end of period (thousands)	$18,643	$19,309	$37,459	$54,955	$71,860	$98,852
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.81%[3]	1.81%	1.86%	1.90%	1.87%	1.83%
Expenses excluding waivers/reimbursements and expense reductions	1.81%[3]	1.81%	1.86%	1.90%	1.87%	1.83%
Net investment income	3.95%[3]	4.33%	3.68%	4.43%	3.85%	4.34%
Portfolio turnover rate	39%	57%	125%	128%	100%	130%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended October 31, 2009 (unaudited)	Year Ended April 30,

CLASS C		2009	2008	2007	2006	2005

Net asset value, beginning of period	$4.60	$6.07	$6.41	$6.33	$6.54	$6.39

Income from investment operations
Net investment income	0.10	0.22 [1]	0.22 [1]	0.28 [1]	0.25 [1]	0.29
Net realized and unrealized gains or losses on investments	0.58	(1.44)	(0.35)	0.09	(0.19)	0.19

Total from investment operations	0.68	(1.22)	(0.13)	0.37	0.06	0.48

Distributions to shareholders from
Net investment income	(0.10)	(0.22)	(0.21)	(0.27)	(0.27)	(0.31)
Net realized gains	0	(0.03)	0	0	0	(0.02)
Tax basis return of capital	0	0	0	(0.02)	0	0

Total distributions to shareholders	(0.10)	(0.25)	(0.21)	(0.29)	(0.27)	(0.33)

Net asset value, end of period	$5.18	$4.60	$6.07	$6.41	$6.33	$6.54

Total return[2]	14.80%	(20.03)%	(1.98)%	5.94%	0.88%	7.46%

Ratios and supplemental data
Net assets, end of period (thousands)	$85,965	$57,096	$61,229	$55,110	$65,322	$79,539
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.81%[3]	1.82%	1.85%	1.90%	1.88%	1.83%
Expenses excluding waivers/reimbursements and expense reductions	1.81%[3]	1.82%	1.85%	1.90%	1.88%	1.83%
Net investment income	3.94%[3]	4.41%	3.63%	4.43%	3.86%	4.34%
Portfolio turnover rate	39%	57%	125%	128%	100%	130%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended October 31, 2009 (unaudited)	Year Ended April 30,

CLASS I		2009	2008	2007	2006	2005

Net asset value, beginning of period	$4.48	$5.96	$6.30	$6.22	$6.43	$6.28

Income from investment operations
Net investment income	0.12	0.26	0.28 [1]	0.34 [1]	0.31 [1]	0.34
Net realized and unrealized gains or losses on investments	0.59	(1.45)	(0.35)	0.08	(0.19)	0.19

Total from investment operations	0.71	(1.19)	(0.07)	0.42	0.12	0.53

Distributions to shareholders from
Net investment income	(0.12)	(0.26)	(0.27)	(0.32)	(0.33)	(0.36)
Net realized gains	0	(0.03)	0	0	0	(0.02)
Tax basis return of capital	0	0	0	(0.02)	0	0

Total distributions to shareholders	(0.12)	(0.29)	(0.27)	(0.34)	(0.33)	(0.38)

Net asset value, end of period	$5.07	$4.48	$5.96	$6.30	$6.22	$6.43

Total return	15.94%	(19.85)%	(1.09)%	7.02%	1.84%	8.58%

Ratios and supplemental data
Net assets, end of period (thousands)	$60,793	$58,710	$24,944	$17,861	$20,424	$19,216
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.81%[2]	0.84%	0.85%	0.90%	0.88%	0.82%
Expenses excluding waivers/reimbursements and expense reductions	0.81%[2]	0.84%	0.85%	0.90%	0.88%	0.82%
Net investment income	4.95%[2]	5.65%	4.66%	5.43%	4.88%	5.33%
Portfolio turnover rate	39%	57%	125%	128%	100%	130%

1	Per share amount is based on average shares outstanding during the period.
2	Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

October 31, 2009 (unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES 0.0%
NovaStar ABS CDO, Ltd., Ser. 2007-1A, Class A2, FRN, 0.92%, 02/08/2047 144A + • (cost $3,988,000)	$4,000,000	$40

CORPORATE BONDS 70.3%
ENERGY 5.4%
Energy Equipment & Services 1.4%
Bristow Group, Inc., 7.50%, 09/15/2017	4,300,000	4,160,250

Oil, Gas & Consumable Fuels 4.0%
Murray Energy Corp., 10.25%, 10/15/2015 144A	7,800,000	7,761,000
Peabody Energy Corp., 5.875%, 04/15/2016	4,025,000	3,944,500

		11,705,500

FINANCIALS 1.8%
Consumer Finance 0.3%
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	1,100,000	924,000

Real Estate Management & Development 1.5%
Forest City Enterprises, Inc., 6.50%, 02/01/2017	5,310,000	4,274,550

HEALTH CARE 2.5%
Life Sciences Tools & Services 2.5%
Bio-Rad Laboratories, Inc., 8.00%, 09/15/2016 144A	7,000,000	7,227,500

INDUSTRIALS 18.2%
Aerospace & Defense 1.7%
L-3 Communications Holdings, Inc., 6.375%, 10/15/2015	5,160,000	5,121,300

Commercial Services & Supplies 0.7%
Clean Harbors, Inc., 7.625%, 08/15/2016 144A	1,900,000	1,957,000

Electrical Equipment 7.6%
Baldor Electric Co., 8.625%, 02/15/2017	11,400,000	11,799,000
Belden, Inc., 7.00%, 03/15/2017	3,300,000	3,201,000
General Cable Corp., 7.125%, 04/01/2017	7,650,000	7,420,500

		22,420,500

Machinery 8.2%
Actuant Corp., 6.875%, 06/15/2017	13,000,000	12,317,500
SPX Corp., 7.625%, 12/15/2014	11,400,000	11,799,000

		24,116,500

INFORMATION TECHNOLOGY 3.9%
Electronic Equipment, Instruments & Components 3.9%
Agilent Technologies, Inc., 6.50%, 11/01/2017	9,076,000	9,433,612
Anixter International, Inc., 5.95%, 03/01/2015	2,130,000	1,980,900

		11,414,512

MATERIALS 17.7%
Containers & Packaging 10.1%
Ball Corp., 6.625%, 03/15/2018	8,100,000	7,978,500

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Containers & Packaging continued
Crown Americas, Inc.:
7.625%, 05/15/2017 144A	$3,800,000	$3,914,000
7.75%, 11/15/2015	8,369,000	8,578,225
Greif, Inc.:
6.75%, 02/01/2017	5,000,000	4,925,000
7.75%, 07/23/2019 144A	4,050,000	4,171,500

		29,567,225

Metals & Mining 7.6%
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 04/01/2015	240,000	257,681
8.375%, 04/01/2017	10,010,000	10,775,675
Steel Dynamics, Inc., 8.25%, 04/15/2016 144A	11,300,000	11,413,000

		22,446,356

TELECOMMUNICATION SERVICES 9.9%
Diversified Telecommunication Services 9.9%
Frontier Communications Corp., 8.125%, 10/01/2018	10,800,000	10,894,500
Global Crossing, Ltd., 12.00%, 09/15/2015 144A	15,100,000	16,270,250
SBA Telecommunications, Inc., 8.25%, 08/15/2019 144A	1,900,000	1,995,000

		29,159,750

UTILITIES 10.9%
Electric Utilities 8.6%
Allegheny Energy, Inc., 6.875%, 09/01/2023	4,140,000	4,218,085
Edison Mission Energy, 7.00%, 05/15/2017	8,020,000	6,516,250
NRG Energy, Inc.:
7.25%, 02/01/2014	250,000	248,750
7.375%, 02/01/2016	4,250,000	4,234,062
7.375%, 01/15/2017	10,000,000	9,925,000

		25,142,147

Gas Utilities 1.9%
National Fuel Gas Co., 8.75%, 05/01/2019	4,800,000	5,681,568

Independent Power Producers & Energy Traders 0.4%
AES Corp., 7.75%, 03/01/2014	1,125,000	1,136,250

Total Corporate Bonds (cost $200,229,879)		206,454,908

YANKEE OBLIGATIONS – CORPORATE 0.0%
FINANCIALS 0.0%
Diversified Financial Services 0.0%
Preferred Term Securities XII, Ltd., FRN, 0.99%, 12/24/2033 • + (cost $81,063)	105,000	926

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

	Shares	Value

COMMON STOCKS 23.7%
ENERGY 5.1%
Energy Equipment & Services 1.0%
Cameron International Corp. *	20,000	$739,400
National Oilwell Varco, Inc. *	10,000	409,900
Noble Corp.	20,000	814,800
Pride International, Inc. *	20,000	591,200
Seahawk Drilling, Inc. *	1	27
Transocean, Ltd. *	4,000	335,640

		2,890,967

Oil, Gas & Consumable Fuels 4.1%
Alpha Natural Resources, Inc. *	13,008	441,882
Anadarko Petroleum Corp.	5,000	304,650
Consol Energy, Inc. *	12,000	513,720
EnCana Corp., ADR	153,000	8,474,670
Massey Energy Co.	25,000	727,250
Occidental Petroleum Corp.	6,000	455,280
Patriot Coal Corp. *	16,000	180,800
Peabody Energy Corp.	20,000	791,800
XTO Energy, Inc.	5,000	207,800

		12,097,852

FINANCIALS 5.0%
Capital Markets 1.8%
Bank of New York Mellon Corp.	100,000	2,666,000
Northern Trust Corp.	50,000	2,512,500

		5,178,500

Commercial Banks 3.1%
PNC Financial Services Group, Inc.	90,000	4,404,600
U.S. Bancorp	205,000	4,760,100

		9,164,700

Diversified Financial Services 0.1%
Bank of America Corp.	30,000	437,400

HEALTH CARE 5.7%
Biotechnology 0.4%
Gen-Probe, Inc. *	25,000	1,043,000

Health Care Equipment & Supplies 3.0%
Baxter International, Inc.	100,000	5,406,000
St. Jude Medical, Inc. *	100,000	3,408,000

		8,814,000

Health Care Providers & Services 0.3%
Owens & Minor, Inc.	25,000	1,022,250

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Life Sciences Tools & Services 2.0%
Bio-Rad Laboratories, Inc., Class A *	11,000	$983,290
Covance, Inc. *	30,000	1,550,400
Illumina, Inc. *	30,000	963,000
Life Technologies Corp. *	6,000	283,020
Thermo Fisher Scientific, Inc. *	45,000	2,025,000

		5,804,710

INDUSTRIALS 1.3%
Electrical Equipment 0.5%
Ametek, Inc. *	25,000	872,250
General Cable Corp. *	12,000	373,680
Roper Industries, Inc.	4,000	202,200

		1,448,130

Machinery 0.8%
Donaldson Co., Inc.	19,000	677,730
Flowserve Corp.	10,000	982,100
IDEX Corp.	25,000	710,750
Joy Global, Inc.	2,000	100,820

		2,471,400

INFORMATION TECHNOLOGY 1.5%
Electronic Equipment, Instruments & Components 1.5%
Amphenol Corp., Class A	107,000	4,292,840

MATERIALS 3.9%
Chemicals 1.4%
FMC Corp.	50,000	2,555,000
Monsanto Co.	25,000	1,679,500

		4,234,500

Metals & Mining 2.5%
Cliffs Natural Resources, Inc.	25,000	889,250
Freeport-McMoRan Copper & Gold, Inc.	80,000	5,868,800
Nucor Corp.	5,000	199,250
Steel Dynamics, Inc.	28,000	374,920

		7,332,220

TELECOMMUNICATION SERVICES 0.2%
Diversified Telecommunication Services 0.1%
Global Crossing, Ltd. *	47,000	535,800

Wireless Telecommunication Services 0.1%
American Tower Corp., Class A *	5,000	184,100

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

	Shares	Value

COMMON STOCKS continued
UTILITIES 1.0%
Electric Utilities 0.6%
NRG Energy, Inc. *	70,000	$1,609,300

Gas Utilities 0.4%
National Fuel Gas Co.	10,000	453,400
Questar Corp.	19,000	756,960

		1,210,360

Total Common Stocks (cost $74,722,150)		69,772,029

	Principal Amount	Value

CONVERTIBLE DEBENTURES 5.3%
ENERGY 2.8%
Oil, Gas & Consumable Fuels 2.8%
Patriot Coal Corp., 3.25%, 05/31/2013	$10,505,000	8,141,375

INDUSTRIALS 2.5%
Electrical Equipment 2.5%
General Cable Corp., 1.00%, 10/15/2012	7,900,000	7,445,750

Total Convertible Debentures (cost $15,556,387)		15,587,125

Total Investments (cost $294,577,479) 99.3%		291,815,028
Other Assets and Liabilities 0.7%		1,990,058

Net Assets 100.0%		$293,805,086

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
+	Security is deemed illiquid.
*	Non-income producing security

Summary of Abbreviations
ADR	American Depository Receipt
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of October 31, 2009:

BBB	13.8%
BB	53.1%
B	29.4%
NR	3.7%

100.0%

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

The following table shows the percent of total bonds based on effective maturity as of October 31, 2009:

1 to 3 year(s)	3.3%
3 to 5 years	4.3%
5 to 10 years	90.5%
10 to 20 years	1.9%

100.0%

See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2009 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $294,577,479)	$291,815,028
Foreign currency, at value (cost $11,805)	9,716
Receivable for Fund shares sold	674,245
Dividends and interest receivable	3,717,982
Prepaid expenses and other assets	72,736

Total assets	296,289,707

Liabilities
Dividends payable	301,853
Payable for Fund shares redeemed	692,317
Due to custodian bank	1,423,936
Advisory fee payable	9,436
Distribution Plan expenses payable	11,267
Due to other related parties	2,965
Accrued expenses and other liabilities	42,847

Total liabilities	2,484,621

Net assets	$293,805,086

Net assets represented by
Paid-in capital	$359,460,090
Undistributed net investment income	1,551,611
Accumulated net realized losses on investments	(64,442,075)
Net unrealized losses on investments	(2,764,540)

Total net assets	$293,805,086

Net assets consists of
Class A	$128,403,448
Class B	18,643,182
Class C	85,965,175
Class I	60,793,281

Total net assets	$293,805,086

Shares outstanding (unlimited number of shares authorized)
Class A	24,830,368
Class B	3,591,191
Class C	16,590,728
Class I	11,987,813

Net asset value per share
Class A	$5.17
Class A — Offering price (based on sales charge of 4.75%)	$5.43
Class B	$5.19
Class C	$5.18
Class I	$5.07

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2009 (unaudited)

Investment income
Interest	$7,666,156
Dividends (net of foreign withholding taxes of $14,700)	323,343
Income from affiliated issuers	1,903

Total investment income	7,991,402

Expenses
Advisory fee	591,228
Distribution Plan expenses
Class A	153,276
Class B	101,104
Class C	369,461
Administrative services fee	138,952
Transfer agent fees	256,614
Trustees’ fees and expenses	3,751
Printing and postage expenses	29,179
Custodian and accounting fees	37,196
Registration and filing fees	26,946
Professional fees	29,567
Other	6,548

Total expenses	1,743,822
Less: Expense reductions	(26)

Net expenses	1,743,796

Net investment income	6,247,606

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities in unaffiliated issuers	5,956,809
Foreign currency related transactions	(6,361)

Net realized gains on investments	5,950,448

Net change in unrealized gains or losses on:
Securities in unaffiliated issuers	26,709,226
Foreign currency related transactions	5,304

Net change in unrealized gains or losses on investments	26,714,530

Net realized and unrealized gains or losses on investments	32,664,978

Net increase in net assets resulting from operations	$38,912,584

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2009 (unaudited)		Year Ended April 30, 2009

Operations
Net investment income		$6,247,606		$11,018,503
Net realized gains or losses on investments		5,950,448		(35,973,380)
Net change in unrealized gains or losses on investments		26,714,530		(21,678,560)

Net increase (decrease) in net assets resulting from operations		38,912,584		(46,633,437)

Distributions to shareholders from
Net investment income
Class A		(2,823,721)		(5,843,936)
Class B		(390,944)		(1,107,391)
Class C		(1,420,258)		(2,309,635)
Class I		(1,488,388)		(1,782,615)
Net realized gains
Class A		0		(679,006)
Class B		0		(145,108)
Class C		0		(312,379)
Class I		0		(213,200)

Total distributions to shareholders		(6,123,311)		(12,393,270)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	3,431,716	16,684,242	5,437,123	25,304,007
Class B	436,251	2,077,236	746,496	3,687,692
Class C	4,988,113	24,302,588	6,104,891	28,528,387
Class I	3,508,050	16,853,438	14,303,132	61,437,370

		59,917,504		118,957,456

Net asset value of shares issued in reinvestment of distributions
Class A	396,509	1,965,714	854,025	4,094,495
Class B	45,903	227,890	135,310	654,590
Class C	173,809	863,754	281,364	1,337,902
Class I	296,041	1,435,076	375,114	1,681,296

		4,492,434		7,768,283

Automatic conversion of Class B shares to Class A shares
Class A	473,692	2,354,165	660,840	3,273,710
Class B	(471,507)	(2,354,165)	(658,306)	(3,273,710)

		0		0

Payment for shares redeemed
Class A	(3,210,073)	(15,942,989)	(7,295,744)	(36,093,794)
Class B	(613,375)	(3,047,246)	(2,191,610)	(10,779,039)
Class C	(992,018)	(4,898,505)	(4,053,021)	(19,046,079)
Class I	(4,908,633)	(23,394,042)	(5,770,388)	(27,446,867)

		(47,282,782)		(93,365,779)

Net increase in net assets resulting from capital share transactions		17,127,156		33,359,960

Total increase (decrease) in net assets		49,916,429		(25,666,747)

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended October 31, 2009 (unaudited)	Year Ended April 30, 2009

Net assets
Beginning of period	$243,888,657	$269,555,404

End of period	$293,805,086	$243,888,657

Undistributed net investment income	$1,551,611	$1,433,525

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Diversified Income Builder Fund (the “Fund”) is a diversified series of Evergreen Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge, but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Effective after the close of business on June 30, 2009, Class B shares were closed to new accounts and additional purchases by existing shareholders. Class B shares are available for purchase only through (i) an exchange transaction in which Class B shares of another Evergreen fund are exchanged or (ii) the Fund’s dividend reinvestment program. Class B shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through December 23, 2009 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid a fee at an annual rate of 2% of the Fund’s gross investment income plus an amount determined by applying percentage rates to the aggregate average daily net assets of the Fund and its variable annuity counterpart, Evergreen VA Diversified Income Builder Fund, starting at 0.31% and declining to 0.16% as the aggregate average daily net assets increase. For the six months ended October 31, 2009, the advisory fee was equivalent to an annual rate of 0.43% of the Fund’s average daily net assets.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended October 31, 2009, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended October 31, 2009, the transfer agent fees were equivalent to an annual rate of 0.18% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wells Fargo. During the six months ended October 31, 2009, the Fund paid brokerage commissions of $8,177 to broker-dealers affiliated with Wells Fargo.

4. DISTRIBUTION PLANS

Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

For the six months ended October 31, 2009, EIS received $14,844 from the sale of Class A shares and $22,273 and $4,148 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $122,140,732 and $104,591,287, respectively, for the six months ended October 31, 2009.

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$69,772,029	$0	$0	$69,772,029
Asset-backed securities	0	40	0	40
Corporate debt securities	0	222,042,959	0	222,042,959

	$69,772,029	$222,042,999	$0	$291,815,028

Further details on the major security types listed above can be found in the Schedule of Investments.

On October 31, 2009, the aggregate cost of securities for federal income tax purposes was $294,603,047. The gross unrealized appreciation and depreciation on securities based on tax cost was $16,720,719 and $19,508,738, respectively, with a net unrealized depreciation of $2,788,019.

As of April 30, 2009, the Fund had $43,433,625 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2010	2015	2016	2017

$27,292,961	$3,090,558	$1,086,859	$11,963,247

These losses are subject to certain limitations prescribed by the Internal Revenue Code.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of April 30, 2009, the Fund incurred and elected to defer post-October losses of $26,870,727.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended October 31, 2009, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009, the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009, the annual commitment fee was 0.09%. During the six months ended October 31, 2009, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be

27

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

28

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, as required by law, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. At an in person meeting on September 23-24, 2009, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Diversified Income Builder Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of their deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors are required to furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. Over the course of the year preceding their September 2009 meeting, the Trustees regularly reviewed information regarding the investment performance of all of the funds. As part of their ongoing review of investment performance, the Trustees monitored for changes in performance and for the results of any changes in a fund’s investment process or investment team. The Trustees paid particular attention to funds whose performance since September 2008 (when the Trustees completed their 2008 review of the funds’ investment advisory agreements) indicated short-term or longer-term performance issues and to funds that they had identified during their 2008 review process as having short- or longer-term performance issues.

In spring 2009, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Trustees would review as part of the 2009 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other areas of review and requested specific information as to those areas of review.

The Trustees formed small groups to review individual funds in greater detail. They reviewed, with the assistance of an independent industry consultant that they retained, the

29

ADDITIONAL INFORMATION (unaudited) continued

information that EIMC and Keil provided. In addition, the Trustees considered information regarding, among other things, the funds’ brokerage practices, the funds’ use of derivatives, analyst and research support available to the portfolio management teams, risk management practices, and certain fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

In December 2008 Wells Fargo & Company (“Wells Fargo”) acquired Wachovia Corporation (“Wachovia”), EIMC’s parent company. Wells Fargo and EIMC have taken steps to combine the operations of Wells Fargo’s investment management affiliates and EIMC during the past year and have proposed to the Trustees the combination of the mutual fund families managed by them. During the course of the year, and during their review, the Trustees requested and received information about Wells Fargo and its advisory and broker-dealer operations, the status of efforts to combine the Wells Fargo and Evergreen investment management operations, and the effects on the funds and on the services provided by EIMC and its affiliates to the funds. In their deliberations, the Trustees were mindful that it was possible that the proposed combination of the two fund families might be effected during the coming 12-month period.

The Committee met several times by telephone during the 2009 review process to consider the information provided to it. The Committee then met with representatives of EIMC and its affiliates, including Wells Fargo. In addition, during the course of their review, the Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC, and in meetings with independent legal counsel in multiple private sessions at which no personnel of EIMC were present. At a meeting of the full Board of Trustees held on September 23-24, 2009, the Committee reported the results of its discussions with EIMC. The full Board met with representatives of EIMC and its affiliates and engaged in further review of the materials provided to it, after which the independent Trustees and the full Board approved the continuation of each of the advisory and sub-advisory agreements.

The Trustees’ determination to approve the continuation of the advisory and sub-advisory agreements was based on a comprehensive evaluation of all of the information provided to them. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements for each of the funds as part of the larger process of considering the continuation of the advisory contracts for all of the funds,

30

ADDITIONAL INFORMATION (unaudited) continued

their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees met periodically during the course of the year. EIMC presented a wide variety of information at those meetings regarding the services it provides for the funds, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of the teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2008. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new President of the funds, who also serves as President and Chief Operating Officer of EIMC, and a new Chief Investment Officer of EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans.

31

ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of fees paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. They considered that EIS, an affiliate of EIMC, would serve as distributor to the funds until January 3, 2010, and that Wells Fargo Funds Distributor, LLC, also an affiliate of EIMC, would serve as distributor to the funds beginning on January 4, 2010, and noted that the distributor receives fees from the funds for those services. The Trustees also considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC on behalf of the funds and brokerage commissions received by Wells Fargo Advisors, LLC (“Wells Fargo Advisors”) (formerly Wachovia Securities, LLC), an affiliate of EIMC, from transactions effected by it for the funds. The Trustees noted that the funds pay sub-transfer agency fees to various financial institutions, including Wells Fargo Advisors and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that the affiliate of EIMC that provides transfer agency services to the funds had won recognition from Dalbar customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wells Fargo Advisors and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them and that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

The Trustees considered regulatory actions taken against EIMC or its affiliates in the past year, and on-going reviews of the operations of EIMC and its affiliates as they might affect the funds. They considered the findings of the regulators, the cooperation of EIMC and its affiliates with those regulators and with the Trustees in respect of those actions and reviews, and the remedial steps EIMC and its affiliates have taken in response. They also considered the scope and nature of on-going reviews being conducted by EIMC and its affiliates, and communications to the Trustees relating to those reviews.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for the

32

ADDITIONAL INFORMATION (unaudited) continued

Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team and the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties.

The Trustees considered the managerial and financial resources available to EIMC and its affiliates and the commitment that the Evergreen/Wells Fargo organization has made to the funds generally. They considered assurances from representatives of Wells Fargo that the merger of Wells Fargo and Wachovia and the integration of those firms’ advisory and broker-dealer operations was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC provides to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high-quality services.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the independent Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIMC under its administrative services agreements with the funds. They determined that the nature and scope of the services provided by EIMC were consistent with EIMC’s duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-, three-, and five-year periods ended December 31, 2008, the Fund’s Class A shares had underperformed the broad-based securities index against which the Trustees compared the Fund’s performance, and performed in the fifth quintile of the mutual funds against which the Trustees compared the Fund’s performance. The Trustees noted that, for the ten-year period ended December 31, 2008, the Fund’s Class A shares had outperformed the Fund’s benchmark index, and performed in the third quintile of the mutual funds against which the Trustees compared the Fund’s performance. The Trustees noted that changes to the Fund’s portfolio management team had been implemented in 2007 and concluded that the remedial measures being undertaken by EIMC in

33

ADDITIONAL INFORMATION (unaudited) continued

light of the Fund’s relative underperformance were at least sufficient to allow the Trustees to continue the Fund’s advisory agreement.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was near the average and the median of the management fees paid by the other mutual funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. They reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective management fee rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. They considered that, as a fund shrinks in size, breakpoints result in increasing fee levels. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the

34

ADDITIONAL INFORMATION (unaudited) continued

appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on, among other things, the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability to EIMC of the services provided to any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

35

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

36

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; President and Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

564358 rv7 12/2009

Evergreen High Income Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
7	ABOUT YOUR FUND’S EXPENSES
8	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
30	STATEMENT OF ASSETS AND LIABILITIES
31	STATEMENT OF OPERATIONS
32	STATEMENTS OF CHANGES IN NET ASSETS
34	NOTES TO FINANCIAL STATEMENTS
47	ADDITIONAL INFORMATION
56	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen High Income Fund for the six-month period ended October 31, 2009 (the “period”).

The period was characterized by a strong equity market rally that spanned the first half of the period. U.S. and international stocks rallied off their March 9th lows, with international and small cap stocks leading the gains. Signs of stability emerged in the corporate credit markets, as both issuance and performance improved. Stocks finished a banner third quarter 2009, as major market indexes, both domestic and international, climbed by approximately 15% and investor sentiment was buoyed by signs of improvement in the economy and corporate earnings. At the end of the period, however, stocks closed lower for the first time in seven months as investors questioned whether the huge rally had exceeded the economy’s ability to generate growth in output and profits. The weakness in U.S. markets failed to extend beyond our borders, as developed markets, which had also rallied off the lows of last year, experienced just a fractional loss in October 2009, and emerging markets managed to rise by 1%, adding to impressive year-to-date returns by the end of the period.

Fortunately, the fundamental picture has brightened. Better-than-expected economic data at period end suggests the possibility of improvements in corporate performance. Interest rates and inflation remain low, providing a healthy backdrop for corporations that have been very aggressive cutting costs from their expense structures.

Near the end of the period, the Federal Reserve Board (the “Fed”) reiterated its commitment to keeping the benchmark lending rate near zero for an “extended period.” Additionally, the Fed’s statement changed somewhat from the previous meeting of the Federal Open Market Committee, altering text regarding economic activity from “leveling out” to activity that has “picked up.” It should be emphasized, however, that this shift, which might be construed as a signal from the Fed that the recession is over, is followed by a statement that household spending was still being constrained by “job losses, sluggish income growth, lower housing wealth, and tight credit.” While this data reflects an economy that is managing to climb from the depths reached in March, we question whether the fundamentals are in place for sustainable growth, given that economic reports continue to display data that is simply “less bad” than the previous depths of the recession. Until we see stabilization in home prices and employment, it is unlikely that activity will exceed much beyond what is considered to be “below potential” for any period of time.

LETTER TO SHAREHOLDERS continued

In this challenging environment, the investment managers of Evergreen’s intermediate and long-term bond funds paid careful attention to risk management in a rapidly changing market environment. The teams supervising Evergreen U.S. Government Fund, Evergreen Core Bond Fund and Evergreen Core Plus Bond Fund focused on interest-rate movements, Fed policy and general economic trends in managing their portfolios. Meanwhile, the managers of Evergreen High Income Fund positioned the portfolio relatively conservatively during a period of growing risk aversion. Managers of Evergreen Diversified Income Builder Fund maintained an emphasis on better-quality, high yield corporate bonds while maintaining exposure to dividend-paying stocks.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

LETTER TO SHAREHOLDERS continued

Notice to Shareholders:

Effective after the close of business on June 30, 2009, Class B shares of the Fund were closed to new accounts and additional purchases by existing shareholders. Existing shareholders of Class B shares of the Fund may continue to exchange their Class B shares for Class B shares of other Evergreen Funds subject to the limitations described in each fund’s prospectus and may also continue to add to their accounts through dividend reinvestment. All other Class B share features and attributes, including, but not limited to, the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged. Shareholders of the Fund may continue to redeem Fund shares in the manner described in the Fund’s prospectus.

FUND AT A GLANCE

as of October 31, 2009

PERFORMANCE AND RETURNS

Portfolio inception date: 9/11/1935

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	9/11/1935	1/21/1998	4/14/1998

Nasdaq symbol	EKHAX	EKHBX	EKHCX	EKHYX

6-month return with sales charge	21.59%	22.23%	26.23%	N/A

6-month return w/o sales charge	27.70%	27.23%	27.23%	27.85%

Average annual return*

1-year with sales charge	34.10%	34.49%	38.49%	N/A

1-year w/o sales charge	40.52%	39.49%	39.49%	40.86%

5-year	3.60%	3.55%	3.84%	4.88%

10-year	5.20%	4.94%	4.94%	5.99%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

Class B shares are closed to new investments by new and existing shareholders.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower. Returns reflect expense limits previously in effect for Class A, without which returns for Class A would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen High Income Fund Class A shares versus a similar investment in the BofA Merrill Lynch High Yield Master Index† BofAMLHYMI) and the Consumer Price Index (CPI).

The BofAMLHYMI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.

Loans are subject to risks similar to those associated with other below investment grade bond investments, such as credit risk (e.g. risk of issuer default), below investment grade bond risk (e.g. risk of greater volatility in value) and risk that the loan may become illiquid or difficult to price.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

†	Copyright 2009. BofA Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of October 31, 2009, and subject to change.

FUND AT A GLANCE continued

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Sub-Advisor:

Tattersall Advisory Group, Inc.

Portfolio Manager:

Andrew Cestone

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2009.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 to October 31, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2009	Ending Account Value 10/31/2009	Expenses Paid During Period*

Actual
Class A	$1,000.00	$1,276.99	$6.60
Class B	$1,000.00	$1,272.32	$10.82
Class C	$1,000.00	$1,272.32	$10.88
Class I	$1,000.00	$1,278.55	$5.17
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,019.41	$5.85
Class B	$1,000.00	$1,015.68	$9.60
Class C	$1,000.00	$1,015.63	$9.65
Class I	$1,000.00	$1,020.67	$4.58

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.15% for Class A, 1.89% for Class B, 1.90% for Class C and 0.90% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended October 31, 2009 (unaudited)	Year Ended April 30,

CLASS A		2009	2008	2007	2006	2005

Net asset value, beginning of period	$2.39	$3.13	$3.40	$3.31	$3.32	$3.43

Income from investment operations
Net investment income	0.12	0.27	0.25	0.24 [1]	0.23	0.24
Net realized and unrealized gains or losses on investments	0.53	(0.76)	(0.28)	0.09	0	(0.10)

Total from investment operations	0.65	(0.49)	(0.03)	0.33	0.23	0.14

Distributions to shareholders from
Net investment income	(0.14)	(0.25)	(0.24)	(0.24)	(0.24)	(0.25)

Net asset value, end of period	$2.90	$2.39	$3.13	$3.40	$3.31	$3.32

Total return[2]	27.70%	(15.50)%	(0.92)%	10.35%	7.01%	4.14%

Ratios and supplemental data
Net assets, end of period (thousands)	$259,155	$217,199	$270,758	$335,411	$388,523	$467,714
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.15%[3]	1.08%	1.07%	1.06%	1.04%	1.04%
Expenses excluding waivers/reimbursements and expense reductions	1.16%[3]	1.22%	1.12%	1.10%	1.05%	1.04%
Net investment income	9.11%[3]	10.60%	7.82%	7.19%	6.95%	7.16%
Portfolio turnover rate	69%	119%	110%	48%	67%	65%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended October 31, 2009 (unaudited)	Year Ended April 30,

CLASS B		2009	2008	2007	2006	2005

Net asset value, beginning of period	$2.39	$3.13	$3.40	$3.31	$3.32	$3.43

Income from investment operations
Net investment income	0.10	0.25 [1]	0.22	0.21 [1]	0.21 [1]	0.22
Net realized and unrealized gains or losses on investments	0.54	(0.76)	(0.28)	0.09	(0.01)[2]	(0.10)

Total from investment operations	0.64	(0.51)	(0.06)	0.30	0.20	0.12

Distributions to shareholders from
Net investment income	(0.13)	(0.23)	(0.21)	(0.21)	(0.21)	(0.23)

Net asset value, end of period	$2.90	$2.39	$3.13	$3.40	$3.31	$3.32

Total return[3]	27.23%	(16.13)%	(1.65)%	9.55%	6.27%	3.42%

Ratios and supplemental data
Net assets, end of period (thousands)	$57,024	$58,429	$108,327	$150,609	$176,663	$211,950
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.89%[4]	1.83%	1.82%	1.80%	1.75%	1.74%
Expenses excluding waivers/reimbursements and expense reductions	1.90%[4]	1.97%	1.82%	1.80%	1.75%	1.74%
Net investment income	8.42%[4]	9.70%	7.06%	6.46%	6.25%	6.46%
Portfolio turnover rate	69%	119%	110%	48%	67%	65%

1	Per share amount is based on average shares outstanding during the period.
2

The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of the portfolio.

3	Excluding applicable sales charges
4	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended October 31, 2009 (unaudited)	Year Ended April 30,

CLASS C		2009	2008	2007	2006	2005

Net asset value, beginning of period	$2.39	$3.13	$3.40	$3.31	$3.32	$3.43

Income from investment operations
Net investment income	0.12	0.25	0.22	0.21 [1]	0.21	0.22
Net realized and unrealized gains or losses on investments	0.52	(0.76)	(0.28)	0.09	(0.01)[2]	(0.10)

Total from investment operations	0.64	(0.51)	(0.06)	0.30	0.20	0.12

Distributions to shareholders from
Net investment income	(0.13)	(0.23)	(0.21)	(0.21)	(0.21)	(0.23)

Net asset value, end of period	$2.90	$2.39	$3.13	$3.40	$3.31	$3.32

Total return[3]	27.23%	(16.13)%	(1.65)%	9.55%	6.27%	3.42%

Ratios and supplemental data
Net assets, end of period (thousands)	$99,496	$78,995	$118,638	$161,941	$201,975	$281,810
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.90%[4]	1.83%	1.82%	1.80%	1.75%	1.74%
Expenses excluding waivers/reimbursements and expense reductions	1.91%[4]	1.97%	1.82%	1.80%	1.75%	1.74%
Net investment income	8.34%[4]	9.79%	7.06%	6.46%	6.25%	6.47%
Portfolio turnover rate	69%	119%	110%	48%	67%	65%

1	Per share amount is based on average shares outstanding during the period.
2

The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

3	Excluding applicable sales charges
4	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended October 31, 2009 (unaudited)	Year Ended April 30,

CLASS I		2009	2008	2007	2006	2005

Net asset value, beginning of period	$2.39	$3.13	$3.40	$3.31	$3.32	$3.43

Income from investment operations
Net investment income	0.13	0.28 [1]	0.26	0.25 [1]	0.24	0.26
Net realized and unrealized gains or losses on investments	0.52	(0.76)	(0.29)	0.09	0	(0.11)

Total from investment operations	0.65	(0.48)	(0.03)	0.34	0.24	0.15

Distributions to shareholders from
Net investment income	(0.14)	(0.26)	(0.24)	(0.25)	(0.25)	(0.26)

Net asset value, end of period	$2.90	$2.39	$3.13	$3.40	$3.31	$3.32

Total return	27.85%	(15.28)%	(0.66)%	10.65%	7.33%	4.45%

Ratios and supplemental data
Net assets, end of period (thousands)	$97,914	$68,991	$25,729	$27,147	$50,365	$60,412
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.90%[2]	0.80%	0.82%	0.80%	0.75%	0.74%
Expenses excluding waivers/reimbursements and expense reductions	0.91%[2]	0.94%	0.82%	0.80%	0.75%	0.74%
Net investment income	9.28%[2]	11.89%	8.05%	7.42%	7.23%	7.46%
Portfolio turnover rate	69%	119%	110%	48%	67%	65%

1	Per share amount is based on average shares outstanding during the period.
2	Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

October 31, 2009 (unaudited)

	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 2.8%
FIXED-RATE 0.9%
Bear Stearns Comml. Mtge. Securities Trust:
Ser. 2006-PW11, Class AM, 5.46%, 03/11/2039	$580,000	$477,276
Ser. 2006-PW13, Class AM, 5.58%, 09/11/2041	520,000	435,369
Ser. 2007-PW15, Class A4, 5.33%, 02/11/2044	1,505,000	1,375,126
Greenwich Capital Comml. Funding Corp., Ser. 2007-GG9, Class AM, 5.48%, 03/10/2039	205,000	158,455
Morgan Stanley Capital I Trust, Ser. 2006-HQ10, Class AM, 5.36%, 11/21/2041	2,425,000	1,969,477

		4,415,703

FLOATING-RATE 1.9%
Citigroup Comml. Mtge. Trust, Ser. 2007-C6, Class A4, 5.70%, 12/10/2049	1,965,000	1,798,134
GE Comml. Mtge. Trust:
Ser. 2006-C7, Class AM, 5.79%, 06/10/2046	3,095,000	2,564,786
Ser. 2007-C9, Class A4, 5.82%, 12/10/2049	1,705,000	1,582,479
Morgan Stanley Capital I Trust:
Ser. 2006-IQ11, Class AM, 5.77%, 10/15/2042	245,000	203,287
Ser. 2007-2A, Class 2A, 5.81%, 08/12/2045 144A	4,935,000	3,599,062

		9,747,748

Total Commercial Mortgage-Backed Securities (cost $10,591,287)		14,163,451

CORPORATE BONDS 66.2%
CONSUMER DISCRETIONARY 10.4%
Auto Components 1.5%
Cooper Tire & Rubber Co., 7.625%, 03/15/2027	5,040,000	4,158,001
Goodyear Tire & Rubber Co.:
7.86%, 08/15/2011	1,145,000	1,170,762
8.625%, 12/01/2011	690,000	715,013
9.00%, 07/01/2015	229,000	237,015
10.50%, 05/15/2016	765,000	831,937
Metaldyne Corp., FRN, 10.28%, 04/09/2014	549,081	407,369

		7,520,097

Diversified Consumer Services 0.3%
Carriage Services, Inc., 7.875%, 01/15/2015	1,465,000	1,384,425
Service Corporation International:
6.75%, 04/01/2015	100,000	97,750
7.50%, 04/01/2027	220,000	196,900

		1,679,075

Hotels, Restaurants & Leisure 2.8%
Boyd Gaming Corp.:
7.125%, 02/01/2016	525,000	456,750
7.75%, 12/15/2012	455,000	453,863
Caesars Entertainment, Inc., 7.875%, 03/15/2010	1,265,000	1,261,837

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Hotels, Restaurants & Leisure continued
Harrah’s Entertainment Corp.:
10.00%, 12/15/2018 144A	$275,000	$210,375
11.25%, 06/01/2017 144A	2,070,000	2,121,750
Hyatt Hotels Corp., 6.875%, 08/15/2019 144A	1,715,000	1,752,689
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010 • +	1,553,000	625,082
MGM MIRAGE:
6.625%, 07/15/2015	785,000	598,563
8.50%, 09/15/2010	1,335,000	1,331,662
11.125%, 11/15/2017 144A	415,000	458,575
11.375%, 03/01/2018 144A	85,000	76,925
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A	60,000	62,400
Scientific Games Corp., 9.25%, 06/15/2019 144A	485,000	497,125
Seneca Gaming Corp., 7.25%, 05/01/2012	225,000	218,250
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/2015 144A	1,185,000	847,275
Speedway Motorsports, Inc., 8.75%, 06/01/2016 144A	685,000	719,250
Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015 •	2,170,000	189,875
Universal City Development Partners, Ltd.:
8.875%, 11/15/2015 144A	360,000	358,200
10.875%, 11/15/2016 144A	245,000	246,225
11.75%, 04/01/2010	1,675,000	1,687,562
Wynn Resorts, Ltd., 7.875%, 11/01/2017 144A	55,000	54,313

		14,228,546

Household Durables 1.2%
D.R. Horton, Inc., 9.75%, 09/15/2010	2,190,000	2,283,075
Lennar Corp.:
5.125%, 10/01/2010	710,000	713,550
12.25%, 06/01/2017	55,000	66,275
Libbey, Inc., FRN, 8.26%, 06/01/2011	1,115,000	1,084,338
Meritage Homes Corp., 7.00%, 05/01/2014	640,000	611,200
Newell Rubbermaid, Inc., 10.60%, 04/15/2019	980,000	1,209,792
Sealy Corp., 10.875%, 04/15/2016 144A	175,000	196,875

		6,165,105

Internet & Catalog Retail 0.3%
QVC, Inc., 7.50%, 10/01/2019 144A	1,070,000	1,064,650
Ticketmaster Entertainment, Inc., 10.75%, 08/01/2016	720,000	745,200

		1,809,850

Media 2.8%
Cablevision Systems Corp., 8.625%, 09/15/2017 144A	100,000	104,000
CBS Corp., 8.875%, 05/15/2019	35,000	39,598
CCO Holdings, LLC, 8.75%, 11/15/2013 •	3,500,000	3,841,250

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media continued
Charter Communications, Inc.:
13.50%, 10/30/2016	$275,000	$317,798
Step Bond:
10.00%, 04/30/2012 144A • ††	2,095,000	2,136,900
12.875%, 09/15/2014 144A • ††	4,640,000	5,150,400
Dish Network Corp., 7.875%, 09/01/2019 144A	800,000	823,000
Lamar Media Corp.:
6.625%, 08/15/2015	95,000	91,200
7.25%, 01/01/2013	215,000	212,313
9.75%, 04/01/2014	60,000	66,300
R.H. Donnelley Corp., 11.75%, 05/15/2015 144A •	176,000	101,200
Regal Cinemas, Inc., 8.625%, 07/15/2019 144A	20,000	20,800
Sirius XM Radio, Inc., 9.625%, 08/01/2013	255,000	233,962
WMG Acquisition Corp., 9.50%, 06/15/2016 144A	55,000	58,988
XM Satellite Radio Holdings, Inc.:
11.25%, 06/15/2013 144A	500,000	527,500
13.00%, 08/01/2013 144A	520,000	520,000
Young Broadcasting, Inc.:
8.75%, 01/15/2014 •	1,815,000	18,150
10.00%, 03/01/2011 •	1,540,000	15,400

		14,278,759

Multiline Retail 0.2%
Macy’s, Inc., 5.90%, 12/01/2016	55,000	51,012
Neiman Marcus Group, Inc., 9.75%, 10/15/2015 @	402,230	357,985
Saks, Inc., 9.875%, 10/01/2011	440,000	448,800

		857,797

Specialty Retail 0.6%
American Achievement Corp.:
8.25%, 04/01/2012 144A	2,610,000	2,596,950
Sr. Disc. Note, Step Bond, 10.25%, 10/01/2012 †	390,000	378,300

		2,975,250

Textiles, Apparel & Luxury Goods 0.7%
Oxford Industries, Inc., 11.375%, 07/15/2015	2,425,000	2,619,000
Visant Corp., 7.625%, 10/01/2012	1,010,000	1,021,363

		3,640,363

CONSUMER STAPLES 2.4%
Beverages 0.3%
Cott Beverages, Inc., 8.00%, 12/15/2011	1,505,000	1,514,406

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES continued
Food Products 1.7%
Del Monte Foods Co.:
6.75%, 02/15/2015	$25,000	$25,063
7.50%, 10/15/2019 144A	1,845,000	1,881,900
Dole Food Company, Inc.:
8.00%, 10/01/2016 144A	725,000	737,687
13.875%, 03/15/2014 144A	1,680,000	1,974,000
Smithfield Foods, Inc.:
7.00%, 08/01/2011	1,385,000	1,343,450
10.00%, 07/15/2014 144A	2,110,000	2,226,050
Tyson Foods, Inc.:
7.85%, 04/01/2016	305,000	314,150
10.50%, 03/01/2014	55,000	62,975

		8,565,275

Tobacco 0.4%
Altria Group, Inc., 10.20%, 02/06/2039	1,765,000	2,359,426

ENERGY 9.8%
Energy Equipment & Services 2.8%
Basic Energy Services, Inc., 11.625%, 08/01/2014 144A	370,000	394,050
Bristow Group, Inc.:
6.125%, 06/15/2013	120,000	115,800
7.50%, 09/15/2017	1,600,000	1,548,000
Forbes Energy Services, Ltd., 11.00%, 02/15/2015	3,215,000	2,708,638
GulfMark Offshore, Inc., 7.75%, 07/15/2014	1,440,000	1,411,200
Hercules Offshore, Inc., 10.50%, 10/15/2017 144A	730,000	730,000
Hornbeck Offshore Services, Inc.:
8.00%, 09/01/2017 144A	1,555,000	1,547,225
Ser. B, 6.125%, 12/01/2014	1,935,000	1,799,550
Parker Drilling Co., 9.625%, 10/01/2013	812,000	824,180
PHI, Inc., 7.125%, 04/15/2013	1,970,000	1,901,050
Pride International, Inc., 8.50%, 06/15/2019	930,000	1,043,925
SEACOR Holdings, Inc., 7.375%, 10/01/2019	430,000	432,209

		14,455,827

Oil, Gas & Consumable Fuels 7.0%
Alon Refining Krotz Springs, Inc., 13.50%, 10/15/2014 144A	1,240,000	1,178,000
Arch Coal, Inc., 8.75%, 08/01/2016 144A	50,000	51,500
Atlas Energy Resources, LLC, 12.125%, 08/01/2017	550,000	602,250
Bill Barrett Corp., 9.875%, 07/15/2016	225,000	239,625
Chesapeake Energy Corp.:
6.875%, 01/15/2016	4,555,000	4,418,350
9.50%, 02/15/2015	1,540,000	1,674,750

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
El Paso Corp.:
7.42%, 02/15/2037	$1,600,000	$1,404,843
12.00%, 12/12/2013	415,000	477,250
Encore Acquisition Co., 6.00%, 07/15/2015	560,000	526,400
Exco Resources, Inc., 7.25%, 01/15/2011	2,890,000	2,890,000
Ferrellgas Partners, LP:
8.75%, 06/15/2012	440,000	442,200
9.125%, 10/01/2017 144A	295,000	309,750
Forest Oil Corp.:
7.25%, 06/15/2019	1,010,000	946,875
8.50%, 02/15/2014 144A	635,000	647,700
Frontier Oil Corp., 6.625%, 10/01/2011	860,000	869,675
Holly Corp., 9.875%, 06/15/2017 144A	1,745,000	1,814,800
Murray Energy Corp., 10.25%, 10/15/2015 144A	550,000	547,250
Newfield Exploration Co., 7.125%, 05/15/2018	80,000	80,700
North American Energy Alliance, LLC, 10.875%, 06/01/2016 144A	55,000	57,475
Nustar Logistics, LP, 7.65%, 04/15/2018	1,120,000	1,237,499
Peabody Energy Corp.:
5.875%, 04/15/2016	1,280,000	1,254,400
7.875%, 11/01/2026	2,720,000	2,665,600
Petrohawk Energy Corp.:
7.875%, 06/01/2015	1,010,000	1,025,150
10.50%, 08/01/2014	480,000	525,600
Plains Exploration & Production Co., 8.625%, 10/15/2019	2,575,000	2,594,312
Range Resources Corp., 8.00%, 05/15/2019	50,000	52,125
Sabine Pass LNG, LP:
7.25%, 11/30/2013	2,525,000	2,272,500
7.50%, 11/30/2016	1,440,000	1,224,000
SandRidge Energy, Inc., 8.00%, 06/01/2018 144A	60,000	59,700
Southwestern Energy Co., 7.50%, 02/01/2018	1,075,000	1,109,938
Tesoro Corp.:
6.50%, 06/01/2017	455,000	409,500
7.50%, 07/17/2012	940,000	853,558
9.75%, 06/01/2019	715,000	738,238
Williams Cos.:
8.125%, 03/15/2012	440,000	479,507
8.75%, 03/15/2032	200,000	232,661

		35,913,681

FINANCIALS 12.3%
Capital Markets 0.6%
E*TRADE Financial Corp.:
7.375%, 09/15/2013	485,000	436,500
12.50%, 11/30/2017	2,582,000	2,878,930

		3,315,430

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Commercial Banks 0.4%
CapitalSource, Inc., 12.75%, 07/15/2014 144A	$1,735,000	$1,769,700
Zions Bancorp, 7.75%, 09/23/2014	240,000	215,010

		1,984,710

Consumer Finance 8.7%
Calpine Construction Finance Corp., 8.00%, 06/01/2016 144A	55,000	56,100
CCH II Capital Corp., 10.25%, 09/15/2010 •	5,495,000	6,668,925
Discover Financial Services, 10.25%, 07/15/2019	760,000	892,812
Ford Motor Credit Co., LLC:
8.70%, 10/01/2014	905,000	904,882
9.75%, 09/15/2010	1,065,000	1,091,989
9.875%, 08/10/2011	3,320,000	3,397,306
GMAC, LLC:
6.75%, 12/01/2014 144A	1,362,000	1,249,635
6.875%, 09/15/2011 144A	533,000	517,010
6.875%, 08/28/2012 144A	3,311,000	3,162,005
7.50%, 12/31/2013 144A	2,965,000	2,772,275
7.75%, 01/19/2010 144A	3,310,000	3,318,275
8.00%, 12/31/2018 144A	3,011,000	2,499,130
8.00%, 11/01/2031	700,000	595,643
8.00%, 11/01/2031 144A	2,228,000	1,927,220
International Lease Finance Corp.:
4.375%, 11/01/2009	615,000	615,000
4.75%, 01/13/2012	630,000	516,529
4.875%, 09/01/2010	1,110,000	1,061,863
5.125%, 11/01/2010	55,000	51,656
JBS USA Finance, Inc., 11.625%, 05/01/2014 144A	3,215,000	3,576,687
Nielsen Financial LLC:
11.50%, 05/01/2016	5,000	5,337
Sr. Disc. Note, Step Bond, 0.00%, 08/01/2016 †	85,000	74,056
NII Capital Corp., 10.00%, 08/15/2016 144A	75,000	79,500
NiSource Finance Corp., 10.75%, 03/15/2016	3,170,000	3,780,235
Pinnacle Foods Finance, LLC, 10.625%, 04/01/2017	690,000	707,250
Sprint Capital Corp.:
6.875%, 11/15/2028	5,065,000	3,824,075
7.625%, 01/30/2011	1,255,000	1,275,394

		44,620,789

Diversified Financial Services 1.0%
Citigroup, Inc., 8.50%, 05/22/2019	210,000	245,885
Leucadia National Corp.:
7.00%, 08/15/2013	490,000	497,350
7.125%, 03/15/2017	2,885,000	2,740,750
8.125%, 09/15/2015	1,745,000	1,775,538

		5,259,523

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Real Estate Investment Trusts (REITs) 1.2%
Host Marriott Corp.:
7.125%, 11/01/2013	$740,000	$740,000
9.00%, 05/15/2017 144A	230,000	247,250
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014	1,820,000	1,788,150
Potlatch Corp., 7.50%, 11/01/2019 144A	675,000	668,250
Ventas, Inc.:
6.75%, 04/01/2017	1,116,000	1,076,940
7.125%, 06/01/2015	1,036,000	1,028,230
9.00%, 05/01/2012	575,000	605,188

		6,154,008

Thrifts & Mortgage Finance 0.4%
Residential Capital, LLC, 8.50%, 05/15/2010	2,100,000	1,858,500

HEALTH CARE 3.2%
Biotechnology 0.1%
Talecris Biotherapeutics Holdings Corp., 7.75%, 11/15/2016 144A	600,000	613,500

Health Care Equipment & Supplies 0.2%
Biomet, Inc.:
10.375%, 10/15/2017 @	315,000	340,594
11.625%, 10/15/2017	325,000	357,906

		698,500

Health Care Providers & Services 2.7%
Apria Healthcare Group:
11.25%, 11/01/2014 144A	1,010,000	1,098,375
12.375%, 11/01/2014 144A	160,000	174,800
HCA, Inc.:
6.30%, 10/01/2012	405,000	398,925
7.875%, 02/01/2011	1,550,000	1,588,750
7.875%, 02/15/2020 144A	855,000	882,787
8.50%, 04/15/2019 144A	2,545,000	2,710,425
8.75%, 09/01/2010	910,000	930,475
9.25%, 11/15/2016	2,640,000	2,765,400
9.625%, 11/15/2016 @	1,144,000	1,216,930
Omnicare, Inc., 6.125%, 06/01/2013	1,270,000	1,225,550
Prospect Medical Holdings, Inc., 12.75%, 07/15/2014 144A	615,000	611,925
Symbion, Inc., 11.75%, 08/23/2015 @	460,086	351,966

		13,956,308

Life Sciences Tools & Services 0.2%
Bio-Rad Laboratories, Inc.:
7.50%, 08/15/2013	465,000	474,300
8.00%, 09/15/2016 144A	515,000	531,738

		1,006,038

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS 6.8%
Aerospace & Defense 3.6%
Alliant Techsystems, Inc., 6.75%, 04/01/2016	$1,675,000	$1,654,062
DAE Aviation Holdings, Inc., 11.25%, 08/01/2015 144A	400,000	330,000
Geo Group, Inc., 7.75%, 10/15/2017 144A	1,210,000	1,234,200
GeoEye, Inc., 9.625%, 10/01/2015 144A	245,000	254,188
Hexcel Corp., 6.75%, 02/01/2015	1,486,000	1,448,850
L-3 Communications Holdings, Inc.:
5.20%, 10/15/2019 144A	50,000	50,188
5.875%, 01/15/2015	8,245,000	8,059,487
6.375%, 10/15/2015	2,505,000	2,486,212
Spirit AeroSystems Holdings, Inc., 7.50%, 10/01/2017 144A	485,000	483,788
TransDigm Group, Inc., 7.75%, 07/15/2014 144A	485,000	492,275
Vought Aircraft Industries, Inc., 8.00%, 07/15/2011	1,990,000	1,994,975

		18,488,225

Airlines 0.5%
Delta Air Lines, Inc.:
9.50%, 09/15/2014 144A	710,000	727,750
12.25%, 03/15/2015 144A	1,335,000	1,284,938
United Airlines, Inc., 10.40%, 05/01/2018	665,000	690,353

		2,703,041

Building Products 0.1%
Associated Materials, LLC, 9.875%, 11/15/2016 144A	275,000	283,250

Commercial Services & Supplies 1.5%
Browning-Ferris Industries, Inc., 9.25%, 05/01/2021	1,695,000	2,073,380
Casella Waste Systems, Inc., 11.00%, 07/15/2014 144A	380,000	403,750
Cornell Companies, Inc., 10.75%, 07/01/2012	175,000	179,375
Corrections Corporation of America:
6.25%, 03/15/2013	1,115,000	1,115,000
6.75%, 01/31/2014	290,000	288,550
7.75%, 06/01/2017	1,285,000	1,329,975
DigitalGlobe, Inc., 10.50%, 05/01/2014 144A	260,000	282,100
Interface, Inc., 11.375%, 11/01/2013 144A	270,000	292,950
Iron Mountain, Inc.:
6.625%, 01/01/2016	235,000	230,887
7.75%, 01/15/2015	440,000	447,700
8.375%, 08/15/2021	1,275,000	1,326,000

		7,969,667

Machinery 0.9%
Commercial Vehicle Group, Inc., 13.00%, 02/15/2013 144A @ +	3,930,000	3,478,050
CPM Holdings, Inc., 10.625%, 09/01/2014 144A	1,075,000	1,128,750

		4,606,800

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Road & Rail 0.1%
Kansas City Southern, 13.00%, 12/15/2013	$275,000	$316,938

Trading Companies & Distributors 0.1%
RSC Equipment Rental, Inc., 10.00%, 07/15/2017 144A	75,000	81,750
United Rentals North America, Inc.:
6.50%, 02/15/2012	500,000	496,250
10.875%, 06/15/2016 144A	55,000	59,950

		637,950

INFORMATION TECHNOLOGY 3.3%
Communications Equipment 0.1%
EchoStar Corp.:
6.625%, 10/01/2014	380,000	371,450
7.75%, 05/31/2015	305,000	313,387

		684,837

Electronic Equipment, Instruments & Components 1.9%
Anixter International, Inc., 10.00%, 03/15/2014	1,525,000	1,658,438
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	1,655,000	1,590,869
Jabil Circuit, Inc., 8.25%, 03/15/2018	5,475,000	5,844,562
Sanmina-SCI Corp., 8.125%, 03/01/2016	520,000	499,200

		9,593,069

Internet Software & Services 0.4%
Terremark Worldwide, Inc., 12.00%, 06/15/2017 144A	1,575,000	1,748,250

IT Services 0.8%
First Data Corp.:
9.875%, 09/24/2015	240,000	222,600
10.55%, 09/24/2015	3,053,748	2,748,373
iPayment, Inc., 9.75%, 05/15/2014	900,000	661,500
Viasystems, Inc., 10.50%, 01/15/2011	485,000	487,425

		4,119,898

Semiconductors & Semiconductor Equipment 0.1%
National Semiconductor Corp., 6.60%, 06/15/2017	60,000	60,772
Spansion, Inc., 11.25%, 01/15/2016 144A •	435,000	371,925

		432,697

Software 0.0%
Activant Solutions, Inc., 9.50%, 05/01/2016	40,000	36,600

MATERIALS 5.1%
Chemicals 1.9%
Dow Chemical Co., 8.55%, 05/15/2019	1,095,000	1,252,170
Huntsman International, LLC, 5.50%, 06/30/2016 144A	1,085,000	943,950
Koppers Holdings, Inc., Sr. Disc. Note, Step Bond, 0.00%, 11/15/2014 †	2,795,000	2,808,975

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Chemicals continued
MacDermid, Inc., 9.50%, 04/15/2017 144A	$346,000	$328,700
Mosaic Co.:
7.30%, 01/15/2028	2,080,000	2,147,600
7.625%, 12/01/2016 144A	1,645,000	1,771,760
Nalco Holding Co., 8.25%, 05/15/2017 144A	55,000	58,025
SOLUTIA, Inc., 8.75%, 11/01/2017	50,000	51,750
Tronox Worldwide, LLC, 9.50%, 12/01/2012 •	520,000	328,900

		9,691,830

Construction Materials 0.8%
CPG International, Inc.:
10.50%, 07/01/2013	1,830,000	1,564,650
FRN, 7.87%, 07/01/2012	795,000	671,775
CRH America, Inc., 8.125%, 07/15/2018	450,000	520,448
Headwaters, Inc., 11.375%, 11/01/2014 144A	645,000	649,838
Texas Industries, Inc., 7.25%, 07/15/2013	515,000	507,275

		3,913,986

Containers & Packaging 0.8%
Ball Corp., 7.125%, 09/01/2016	125,000	128,438
Exopack Holding Corp., 11.25%, 02/01/2014	2,240,000	2,284,800
Graham Packaging Co., 8.50%, 10/15/2012	1,435,000	1,452,937
Silgan Holdings, Inc., 7.25%, 08/15/2016 144A	430,000	438,600

		4,304,775

Metals & Mining 0.7%
AK Steel Corp., 7.75%, 06/15/2012	485,000	488,638
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 04/01/2015	1,910,000	2,050,712
8.375%, 04/01/2017	1,180,000	1,270,259
Indalex Holdings Corp., 11.50%, 02/01/2014 •	3,285,000	53,381

		3,862,990

Paper & Forest Products 0.9%
Clearwater Paper Corp., 10.625%, 06/15/2016 144A	560,000	613,200
Georgia Pacific Corp.:
8.125%, 05/15/2011	690,000	721,050
8.25%, 05/01/2016 144A	55,000	58,575
8.875%, 05/15/2031	225,000	231,750
International Paper Co., 9.375%, 05/15/2019	1,500,000	1,818,879
NewPage Corp., 11.375%, 12/31/2014 144A	365,000	365,912
Verso Paper Holdings, LLC, 11.375%, 08/01/2016	1,137,000	744,735

		4,554,101

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES 5.6%
Diversified Telecommunication Services 3.0%
Cincinnati Bell, Inc., 8.25%, 10/15/2017	$545,000	$540,912
Citizens Communications Co., 7.875%, 01/15/2027	1,720,000	1,586,700
FairPoint Communications, Inc., 13.125%, 04/01/2018 •	1,295,000	213,675
Frontier Communications Corp.:
8.125%, 10/01/2018	1,935,000	1,951,931
8.25%, 05/01/2014	1,775,000	1,828,250
Global Crossing, Ltd., 12.00%, 09/15/2015 144A	235,000	253,213
Qwest Corp.:
7.125%, 11/15/2043	675,000	516,375
7.25%, 09/15/2025	305,000	266,875
7.50%, 06/15/2023	1,410,000	1,300,725
7.875%, 09/01/2011	395,000	409,812
8.00%, 10/01/2015 144A	5,000	4,988
8.875%, 03/15/2012	4,890,000	5,171,175
SBA Telecommunications, Inc., 8.00%, 08/15/2016 144A	720,000	748,800
West Corp., 9.50%, 10/15/2014	65,000	65,325
Windstream Corp., 7.875%, 11/01/2017 144A	740,000	751,100

		15,609,856

Wireless Telecommunication Services 2.6%
CC Holdings GS V, LLC, 7.75%, 05/01/2017 144A	55,000	58,025
Centennial Communications Corp., 8.125%, 02/01/2014	3,475,000	3,609,656
Cricket Communications, Inc.:
7.75%, 05/15/2016 144A	1,080,000	1,082,700
9.375%, 11/01/2014	115,000	112,125
iPCS, Inc., FRN, 3.73%, 05/01/2014 @	350,000	283,500
MetroPCS Communications, Inc., 9.25%, 11/01/2014	1,965,000	1,989,563
Sprint Nextel Corp.:
6.90%, 05/01/2019	580,000	507,500
Ser. D, 7.375%, 08/01/2015	3,465,000	3,088,181
Ser. F, 5.95%, 03/15/2014	2,890,000	2,532,362

		13,263,612

UTILITIES 7.3%
Electric Utilities 4.4%
Aquila, Inc., Step Bond, 11.875%, 07/01/2012 ††	7,392,000	8,584,248
CMS Energy Corp.:
8.50%, 04/15/2011	355,000	373,186
8.75%, 06/15/2019	260,000	287,516
Energy Future Holdings Corp., 11.25%, 11/01/2017 @	3,409,400	2,233,157
Mirant Americas Generation, LLC, 8.50%, 10/01/2021	240,000	214,800
Mirant Mid-Atlantic, LLC, Ser. C, 10.06%, 12/30/2028	3,609,761	3,713,541
Mirant North America, LLC, 7.375%, 12/31/2013	1,440,000	1,425,600

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Electric Utilities continued
NRG Energy, Inc.:
7.25%, 02/01/2014	$760,000	$756,200
8.50%, 06/15/2019	1,010,000	1,027,675
Orion Power Holdings, Inc., 12.00%, 05/01/2010	3,534,000	3,666,525
Public Service Company of New Mexico, 7.95%, 04/01/2015	120,000	122,845

		22,405,293

Gas Utilities 0.4%
National Fuel Gas Co., 8.75%, 05/01/2019	1,950,000	2,308,137

Independent Power Producers & Energy Traders 1.9%
AES Corp.:
8.00%, 06/01/2020	85,000	85,425
8.875%, 02/15/2011	1,130,000	1,169,550
Dynegy Holdings, Inc.:
6.875%, 04/01/2011	1,000,000	1,012,500
7.125%, 05/15/2018	840,000	642,600
7.625%, 10/15/2026	1,200,000	822,000
Reliant Energy, Inc.:
6.75%, 12/15/2014	3,817,000	3,902,883
7.625%, 06/15/2014	1,885,000	1,847,300
7.875%, 06/15/2017	100,000	98,500

		9,580,758

Multi-Utilities 0.6%
PNM Resources, Inc., 9.25%, 05/15/2015	715,000	741,812
Texas-New Mexico Power Co., 9.50%, 04/01/2019 144A	1,995,000	2,448,053

		3,189,865

Total Corporate Bonds (cost $326,459,638)		339,737,188

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 0.7%
FINANCIALS 0.6%
Diversified Financial Services 0.6%
FMG Finance Property, Ltd., 9.75%, 09/01/2013 EUR	2,050,000	3,084,764

MATERIALS 0.1%
Chemicals 0.1%
Huntsman, LLC, 6.875%, 11/15/2013 EUR	485,000	649,513

Total Foreign Bonds – Corporate (Principal Amount Denominated in Currency Indicated) (cost $2,420,889)		3,734,277

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 3.0%
FIXED-RATE 1.3%
Bear Stearns Securities Trust, Ser. 2007, Class AM, 5.92%, 06/11/2050	$2,555,000	$2,004,313
Countrywide Alternative Loan Trust, Inc., Ser. 2005-50CB, Class 1A1, 5.50%, 11/25/2035	883,306	710,705
Credit Suisse Comml. Mtge. Trust, Ser. 2007-C5, Class A4, 5.70%, 09/15/2040	1,460,000	1,210,859
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG11, Class AM, 5.87%, 08/10/2017	3,245,000	2,530,730

		6,456,607

FLOATING-RATE 1.7%
American Home Mtge. Assets:
Ser. 2006-2, Class 1A1, 1.72%, 09/25/2046	3,656,164	1,964,889
Ser. 2007-1, Class A1, 1.46%, 02/25/2047	761,834	352,584
Banc of America Comml. Mtge., Inc., Ser. 2007-04, Class A4, 5.74%, 02/10/2051	3,220,000	3,000,479
GSR Mtge. Loan Trust, Ser. 2007-AR1, Class 2A1, 5.96%, 03/25/2037	1,864,940	1,286,358
Lehman XS Trust, Ser. 2006-18N, Class A5A, 0.41%, 12/25/2036	4,550,000	1,736,644
Washington Mutual, Inc. Mtge. Pass-Through Cert., Ser. 2006-AR09, Class 2A, 1.60%, 11/25/2046	1,377,388	599,907

		8,940,861

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $15,217,361)		15,397,468

YANKEE OBLIGATIONS – CORPORATE 11.7%
CONSUMER DISCRETIONARY 0.1%
Hotels, Restaurants & Leisure 0.0%
Royal Caribbean Cruises, Ltd., 11.875%, 07/15/2015	135,000	152,213

Media 0.1%
MDC Partners, Inc., 11.00%, 11/01/2016 144A	170,000	170,850
UPC Holdings BV, 9.875%, 04/15/2018 144A	15,000	15,938
Videotron, Ltd.:
9.125%, 04/15/2018 144A	30,000	32,625
9.125%, 04/15/2018	95,000	103,312

		322,725

ENERGY 2.1%
Oil, Gas & Consumable Fuels 2.1%
Connacher Oil & Gas, Ltd.:
10.25%, 12/15/2015 144A	1,740,000	1,505,100
11.75%, 07/15/2014 144A	670,000	733,650
Griffin Coal Mining Co., Ltd., 9.50%, 12/01/2016 144A	5,635,000	4,592,525
Mexichem SAB de CV, 8.75%, 11/06/2019	1,550,000	1,550,000
OPTI Canada, Inc.:
7.875%, 12/15/2014	2,930,000	2,300,050
8.25%, 12/15/2014	320,000	252,800

		10,934,125

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
FINANCIALS 2.3%
Consumer Finance 0.8%
Petroplus Finance, Ltd., 6.75%, 05/01/2014 144A	$85,000	$79,900
Wind Acquisition Finance SA, 11.75%, 07/15/2017 144A	3,530,000	4,006,550

		4,086,450

Diversified Financial Services 1.5%
Dexus Finance Property Group, Ltd., 7.125%, 10/15/2014 144A	1,090,000	1,091,916
FMG Finance Property, Ltd.:
10.625%, 09/01/2016 144A	3,310,000	3,649,275
FRN, 4.36%, 09/01/2011 144A	525,000	525,656
Preferred Term Securities XII, Ltd., FRN, 0.99%, 12/24/2033 • +	720,000	6,351
Ship Finance International, Ltd., 8.50%, 12/15/2013	2,275,000	2,172,625

		7,445,823

HEALTH CARE 0.0%
Pharmaceuticals 0.0%
Elan Corporation plc, 8.75%, 10/15/2016 144A	80,000	74,300

INDUSTRIALS 1.5%
Road & Rail 1.5%
Kansas City Southern de Mexico:
7.375%, 06/01/2014	5,265,000	5,001,750
12.50%, 04/01/2016 144A	435,000	490,462
TFM de CV, 9.375%, 05/01/2012	1,821,000	1,866,525

		7,358,737

Transportation Infrastructure 0.0%
Navios Maritime Holdings, Inc., 8.875%, 11/01/2017 144A	150,000	153,000

MATERIALS 3.8%
Chemicals 0.2%
NOVA Chemicals Corp.:
8.375%, 11/01/2016 144A	520,000	528,450
8.625%, 11/01/2019 144A	565,000	574,181

		1,102,631

Metals & Mining 2.3%
ArcelorMittal SA, 9.85%, 06/01/2019	1,455,000	1,717,540
Evraz Group SA:
8.875%, 04/24/2013 144A	1,535,000	1,510,056
8.875%, 04/24/2013	370,000	359,825
Novelis, Inc., 7.25%, 02/15/2015	2,685,000	2,423,213
Teck Resources, Ltd.:
9.75%, 05/15/2014	880,000	992,200
10.75%, 05/15/2019	1,875,000	2,193,750
Vedanta Resources plc, 9.50%, 07/18/2018 144A	2,470,000	2,476,175

		11,672,759

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
MATERIALS continued
Paper & Forest Products 1.3%
Cascades, Inc., 7.25%, 02/15/2013	$910,000	$894,075
Fibria, 9.25%, 10/30/2019 144A	2,140,000	2,225,600
PE Paper Escrow GmbH, 12.00%, 08/01/2014 144A	710,000	778,864
Sappi, Ltd.:
6.75%, 06/15/2012 144A	1,160,000	1,082,956
7.50%, 06/15/2032 144A	3,090,000	1,876,823

		6,858,318

TELECOMMUNICATION SERVICES 1.9%
Wireless Telecommunication Services 1.9%
Digicel SA, 12.00%, 04/01/2014 144A	520,000	588,900
Inmarsat, plc, Sr. Disc. Note, Step Bond, 10.375%, 11/15/2012 †	1,700,000	1,763,750
Intelsat, Ltd.:
8.50%, 01/15/2013	2,160,000	2,178,900
8.50%, 11/01/2019 144A	1,100,000	1,105,500
8.875%, 01/15/2015 144A	110,000	110,963
8.875%, 01/15/2015	666,000	675,157
Millicom International Cellular SA, 10.00%, 12/01/2013	275,000	285,656
Telesat Canada, Inc., 11.00%, 11/01/2015	930,000	1,013,700
Vimpel Communications:
8.375%, 04/30/2013 144A	50,000	51,563
9.125%, 04/30/2018 144A	1,855,000	1,943,112

		9,717,201

Total Yankee Obligations – Corporate (cost $52,603,941)		59,878,282

	Shares	Value

COMMON STOCKS 0.6%
CONSUMER DISCRETIONARY 0.6%
Auto Components 0.6%
Metaldyne Corp., Class A + ☐ **	4,393	636,985
Metaldyne Corp., Class B + ☐ **	15,462	2,628,540

Total Common Stocks (cost $4,412,145)		3,265,525

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Metricom, Inc., Expiring 02/15/2010 * + ☐ (cost $318,090)	1,500	0

CLOSED END MUTUAL FUND SHARES 4.5%
BlackRock Limited Duration Income Trust	90,759	1,263,365
Blackrock Senior High Income Fund, Inc.	68,512	225,404
Credit Suisse Asset Management Income Fund, Inc.	16,366	52,371
Dreyfus High Yield Strategies Fund, Inc.	981,623	3,406,232

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

	Shares	Value

CLOSED END MUTUAL FUND SHARES continued
DWS Multi-Market Income Trust	142,052	$1,149,201
Eaton Vance Limited Duration Income Trust	198,986	2,761,926
ING Prime Rate Trust	755,401	3,792,113
LMP Corporate Loan Fund, Inc.	302,267	2,895,718
New America High Income Fund, Inc.	188,888	1,573,437
Nuveen Floating Rate Income Fund	626,034	5,690,649
Van Kampen Senior Income Trust	61,392	240,043

Total Closed End Mutual Fund Shares (cost $16,615,714)		23,050,459

	Principal Amount	Value

CONVERTIBLE DEBENTURES 0.1%
INFORMATION TECHNOLOGY 0.1%
Communications Equipment 0.1%
Lucent Technologies, Inc., 2.875%, 06/15/2025 (cost $280,102)	$585,000	487,013

LOANS 8.9%
CONSUMER DISCRETIONARY 2.6%
Abitibi Consolidated, Inc., FRN, 11.00%, 03/30/2010 •	1,658,877	1,360,279
Cooper Standard Automotive, Ltd., N/A, 12/23/2011 • <	710,000	654,911
Fontainebleau Resorts, LLC, FRN, 0.28%, 06/06/2014 •	910,929	258,722
Ford Motor Co., FRN, 3.25%-3.29%, 12/15/2013	1,244,055	1,097,642
Metaldyne Corp., FRN, 12.25%, 04/09/2014	2,350,000	2,357,121
MGM Mirage, N/A, 10/03/2011 <	759,149	683,925
Newsday, LLC, 9.75%, 07/15/2013 <	2,825,000	2,973,736
Sugarhouse HSP Gaming Properties, LP, FRN, 11.25%, 09/11/2014	1,245,000	1,222,104
Tower Automotive Holdings, FRN, 4.50%-4.625%, 07/31/2013	339,403	120,488
Tropicana Entertainment, LLC, FRN, 2.78%, 01/03/2012 •	2,970,000	965,280
Universal City Development, Ltd., 8.75%, 10/29/2014	1,895,000	1,876,050

		13,570,258

CONSUMER STAPLES 0.7%
Merisant Co., FRN, 3.75%, 01/11/2010 • <	4,335,864	3,772,245

ENERGY 0.9%
Saint Acquisition Corp., FRN, 3.56%, 06/05/2014	1,016,828	870,496
Semgroup Energy Partners, FRN, 8.25%, 07/20/2012	4,040,000	3,952,898

		4,823,394

FINANCIALS 0.6%
CIT Group, Inc., FRN, 13.00%, 01/18/2012	1,395,000	1,447,131
Realogy Corp., FRN:
3.25%, 09/01/2014	342,052	287,580
3.29%, 09/01/2014	1,270,480	1,068,156

		2,802,867

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

	Principal Amount	Value

LOANS continued
HEALTH CARE 0.1%
HCA, Inc., FRN, 1.78%, 11/18/2012	$774,348	$719,191

INDUSTRIALS 1.0%
Commercial Vehicle Group, Inc., 15.00%, 02/15/2013	2,496,452	2,338,926
Neff Corp., FRN:
3.78%, 11/30/2014	4,755,000	927,225
3.80%, 05/31/2013	1,983,250	1,584,934

		4,851,085

MATERIALS 2.4%
LyondellBasell, FRN:
3.74%, 12/20/2013	609,985	344,391
3.99%, 12/22/2014 •	370,284	208,841
5.80%-6.56%, 0.00%, 12/15/2009	6,436,992	6,083,022
7.00%, 12/20/2013	1,606,770	906,219
13.00%, 12/15/2009	3,989,189	4,106,910
Momentive Performance Materials, Inc., FRN, 2.50%, 12/04/2013	448,846	384,140

		12,033,523

TELECOMMUNICATION SERVICES 0.5%
FairPoint Communications, Inc., FRN, 5.75%, 03/08/2015 •	2,893,565	2,419,397

UTILITIES 0.1%
Scorpion Holding Co., Ltd., FRN, 7.78%, 05/08/2014	795,000	727,346

Total Loans (cost $47,947,298)		45,719,306

	Shares	Value

SHORT-TERM INVESTMENTS 2.5%
MUTUAL FUND SHARES 2.5%

Evergreen Institutional Money Market Fund, Class I, 0.09% q ø ## (cost $13,090,305)	13,090,305	13,090,305

Total Investments (cost $489,956,770) 101.0%		518,523,274
Other Assets and Liabilities (1.0%)		(4,934,808)

Net Assets 100.0%		$513,588,466

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interset on this security.
+	Security is deemed illiquid.
††	The rate shown is the stated rate at the current period end.
@	Security is currently paying interest in-kind.
†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
**	Restricted security
*	Non-income producing security
<	All or a portion of the position represents an unfunded loan commitment.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued, delayed delivery securities and/or unfunded loans.

Summary of Abbreviations
EUR	Euro
FRN	Floating Rate Note

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of October 31, 2009:

AAA	8.8%
AA	0.4%
A	0.3%
BBB	11.4%
BB	31.0%
B	27.0%
CCC	9.7%
Less than CCC	6.0%
NR	5.4%

100.0%

The following table shows the percent of total bonds based on effective maturity as of October 31, 2009:

Less than 1 year	15.8%
1 to 3 year(s)	12.9%
3 to 5 years	20.9%
5 to 10 years	42.6%
10 to 20 years	6.0%
20 to 30 years	1.7%
Greater than 30 years	0.1%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2009 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $476,866,465)	$505,432,969
Investments in affiliated issuers, at value (cost $13,090,305)	13,090,305

Total investments	518,523,274
Cash	84,635
Segregated cash	1,068,000
Foreign currency, at value (cost $1,108,444)	1,101,224
Receivable for securities sold	8,755,202
Receivable for Fund shares sold	616,876
Dividends and interest receivable	9,703,416
Premiums paid on credit default swap transactions	355,682
Unrealized gains on forward foreign currency exchange contracts	33,505
Unrealized gains on credit default swap transactions	386,170
Prepaid expenses and other assets	152,542

Total assets	540,780,526

Liabilities
Dividends payable	1,462,380
Payable for securities purchased	17,915,911
Payable for Fund shares redeemed	6,015,354
Unrealized losses on credit default swap transactions	423,064
Unrealized losses on forward foreign currency exchange contracts	76,272
Premiums received on credit default swap transactions	1,145,060
Advisory fee payable	11,175
Distribution Plan expenses payable	18,109
Due to other related parties	6,198
Accrued expenses and other liabilities	118,537

Total liabilities	27,192,060

Net assets	$513,588,466

Net assets represented by
Paid-in capital	$748,509,849
Overdistributed net investment income	(860,740)
Accumulated net realized losses on investments	(262,545,359)
Net unrealized gains on investments	28,484,716

Total net assets	$513,588,466

Net assets consists of
Class A	$259,154,748
Class B	57,023,679
Class C	99,496,001
Class I	97,914,038

Total net assets	$513,588,466

Shares outstanding (unlimited number of shares authorized)
Class A	89,223,708
Class B	19,631,040
Class C	34,255,008
Class I	33,709,978

Net asset value per share
Class A	$2.90
Class A — Offering price (based on sales charge of 4.75%)	$3.04
Class B	$2.90
Class C	$2.90
Class I	$2.90

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2009 (unaudited)

Investment income
Interest (net of foreign withholding taxes of $165)	$23,927,486
Dividends	1,096,930
Income from affiliated issuers	19,562

Total investment income	25,043,978

Expenses
Advisory fee	1,252,197
Distribution Plan expenses
Class A	310,849
Class B	302,517
Class C	458,193
Administrative services fee	244,405
Transfer agent fees	461,329
Trustees’ fees and expenses	10,971
Printing and postage expenses	44,986
Custodian and accounting fees	91,451
Registration and filing fees	49,331
Professional fees	46,091
Other	25,673

Total expenses	3,297,993
Less: Expense reductions	(46)
Fee waivers	(36,506)

Net expenses	3,261,441

Net investment income	21,782,537

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities in unaffiliated issuers	(1,498,076)
Foreign currency related transactions	(524,592)
Credit default swap transactions	732,998

Net realized losses on investments	(1,289,670)

Net change in unrealized gains or losses on:
Securities in unaffiliated issuers	97,650,532
Foreign currency related transactions	6,997
Credit default swap transactions	(587,258)

Net change in unrealized gains or losses on investments	97,070,271

Net realized and unrealized gains or losses on investments	95,780,601

Net increase in net assets resulting from operations	$117,563,138

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2009 (unaudited)		Year Ended April 30, 2009

Operations
Net investment income		$21,782,537		$44,922,131
Net realized losses on investments		(1,289,670)		(100,742,796)
Net change in unrealized gains or losses on investments		97,070,271		(35,379,111)

Net increase (decrease) in net assets resulting from operations		117,563,138		(91,199,776)

Distributions to shareholders from
Net investment income
Class A		(12,827,853)		(20,890,330)
Class B		(2,907,400)		(6,726,059)
Class C		(4,376,876)		(8,016,556)
Class I		(4,622,611)		(5,940,379)

Total distributions to shareholders		(24,734,740)		(41,573,324)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	13,886,373	36,981,176	23,460,686	46,855,024
Class B	682,857	1,771,262	1,778,667	4,242,958
Class C	2,786,155	7,419,352	4,212,769	9,983,604
Class I	12,666,716	33,769,583	35,364,025	39,415,839

		79,941,373		100,497,425

Net asset value of shares issued in reinvestment of distributions
Class A	2,918,465	7,917,628	5,386,285	13,364,282
Class B	564,024	1,526,634	1,350,073	3,371,595
Class C	845,938	2,295,186	1,665,853	4,138,975
Class I	1,088,321	2,973,460	1,302,557	2,994,319

		14,712,908		23,869,171

Automatic conversion of Class B shares to Class A shares
Class A	2,439,600	6,606,451	2,258,245	5,619,125
Class B	(2,439,600)	(6,606,451)	(2,258,245)	(5,619,125)

		0		0

Payment for shares redeemed
Class A	(20,974,889)	(56,654,381)	(28,265,734)	(71,826,831)
Class B	(3,641,426)	(9,794,358)	(11,034,293)	(27,844,242)
Class C	(2,452,739)	(6,608,633)	(10,727,624)	(26,777,709)
Class I	(8,933,270)	(24,450,582)	(26,226,695)	(59,000,022)

		(97,507,954)		(185,448,804)

Net asset value of shares issued in acquisition
Class A	0	0	1,562,948	12,467,016
Class I	0	0	10,223,579	81,550,002

		0		94,017,018

Net increase (decrease) in net assets resulting from capital share transactions		(2,853,673)		32,934,810

Total increase (decrease) in net assets		89,974,725		(99,838,290)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended October 31, 2009 (unaudited)	Year Ended April 30, 2009

Net assets
Beginning of period	$423,613,741	$523,452,031

End of period	$513,588,466	$423,613,741

Undistributed (overdistributed) net investment income	$(860,740)	$2,091,463

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen High Income Fund (the “Fund”) is a diversified series of Evergreen Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge, but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Effective after the close of business on June 30, 2009, Class B shares were closed to new accounts and additional purchases by existing shareholders. Class B shares are available for purchase only through (i) an exchange transaction in which Class B shares of another Evergreen fund are exchanged or (ii) the Fund’s dividend reinvestment program. Class B shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares had been held. Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through December 23, 2009 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

d. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

e. Loans

The Fund may purchase loans through an agent, by assignment from another holder of the loan or as a participation interest in another holder’s portion of the loan. Loans are purchased on a when-issued or delayed delivery basis. Interest income is accrued based on the terms of the securities. Fees earned on loan purchasing activities are recorded as income when earned. Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

f. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

g. Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

h. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

i. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

j. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

k. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid a fee at an annual rate of 2% of the Fund’s gross investment income plus an amount determined by applying percentage rates to the average daily net assets of the Fund, starting at 0.31% and declining to 0.16% as average daily net assets increase. For the six months ended October 31, 2009, the advisory fee was equivalent to an annual rate of 0.51% of the Fund’s average daily net assets.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Tattersall Advisory Group, Inc., an affiliate of EIMC and an indirect, wholly-owned subsidiary of Wells Fargo, is an investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended October 31, 2009, EIMC voluntarily waived its advisory fee in the amount of $36,506.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended October 31, 2009, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended October 31, 2009, the transfer agent fees were equivalent to an annual rate of 0.19% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wells Fargo. During the six months ended October 31, 2009, the Fund paid brokerage commissions of $1,893 to broker-dealers affiliated with Wells Fargo.

4. DISTRIBUTION PLANS

Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

For the six months ended October 31, 2009, EIS received $24,475 from the sale of Class A shares and $32,702 and $3,055 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. ACQUISITION

Effective at the close of business on September 19, 2008, the Fund acquired the net assets of Evergreen Select High Yield Bond Fund in a tax-free exchange for Class A and Class I shares of the Fund. Shares were issued to Class A and Class I shareholders of Evergreen Select High Yield Bond Fund at an exchange ratio of 2.80 and 2.80 for Class A and Class I shares, respectively, of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized depreciation of $10,172,034. The aggregate net assets of the Fund and Evergreen Select High Yield Bond Fund immediately prior to the acquisition were $440,185,205 and $94,017,018, respectively. The aggregate net assets of the Fund immediately after the acquisition were $534,202,223.

6. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended October 31, 2009:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$4,158,036	$328,704,050	$4,220,866	$317,390,045

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of October 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$0	$0	$3,265,525	$3,265,525
Warrants	0	0	0	0
Mutual fund shares	23,050,459	0	0	23,050,459
Mortgage-backed securities	0	29,560,919	0	29,560,919
Corporate debt securities	0	403,429,391	407,369	403,836,760
Loans		37,877,530	7,841,776	45,719,306
Short-term investments	13,090,305	0	0	13,090,305

	$36,140,764	$470,867,840	$11,514,670	$518,523,274

Further details on the major security types listed above can be found in the Schedule of Investments.

As of October 31, 2009, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Other financial instruments*	$0	$(869,039)	$0	$(869,039)

*

Other financial instruments include forwards and swap contracts. The value of swap contracts consists of unrealized gains/losses and premiums paid/received on swap contracts as reflected in the Statement of Assets and Liabilities.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common stocks	Corporate Debt Securities	Loans	Total

Balance as of May 1, 2009	$0	$0	$0	$0
Realized gains or losses	0	0	0	0
Change in unrealized gains or losses	(1,146,620)	0	0	(1,146,620)
Net purchases (sales)	4,412,145	0	0	4,412,145
Transfers in and/or out of Level 3	0	407,369	13,952,948	14,360,317

Balance as of October 31, 2009	$3,265,525	407,369	$13,952,948	$17,625,842

Change in unrealized gains or losses included in earnings relating to securities still held at October 31, 2009	$(1,146,620)	$0	$0	$(1,146,620)

As of October 31, 2009, the Fund had unfunded loan commitments of $8,589,953.

On October 31, 2009, the aggregate cost of securities for federal income tax purposes was $507,404,171. The gross unrealized appreciation and depreciation on securities based on

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

tax cost was $31,844,238 and $20,725,135, respectively, with a net unrealized appreciation of $11,119,103.

As of April 30, 2009, the Fund had $194,204,789 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2010	2011	2013	2014	2015	2016	2017

$116,376,746	$15,936,101	$904,358	$6,309,078	$6,135,718	$4,801,509	$43,741,279

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. These losses are subject to certain limitations prescribed by the Internal Revenue Code.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of April 30, 2009, the Fund incurred and elected to defer post-October losses of $61,384,655.

7. DERIVATIVE TRANSACTIONS

During the six months ended October 31, 2009, the Fund entered into forward foreign currency exchange contracts for speculative purposes.

At October 31, 2009, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver	U.S. Value at October 31, 2009	In Exchange for U.S. $	Unrealized Gain (Loss)

11/16/2009	1,035,689 EUR	$1,524,128	$1,447,856	$(76,272)
04/15/2010	1,922,833 EUR	2,827,555	2,861,060	33,505

The Fund had an average market value of $238,958 in forward foreign currency exchange contracts to sell during the six months ended October 31, 2009.

The Fund enters into credit default swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Fund’s total return. At October 31, 2009, the Fund had the following credit default swap contracts outstanding:

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Credit default swaps on an index – Buy protection

					Fixed
					Payments	Frequency		Upfront
			Rating of		Made	of		Premiums	Unrealized
		Reference	Reference	Notional	by the	Payments	Market	Paid/	Gain
Expiration	Counterparty	Index	Index*@	Amount	Fund	Made	Value	(Received)	(Loss)

12/13/2049	Goldman Sachs	Markit CMBX North America AAA.3 Index #	AAA	$1,620,000	0.08%	Monthly	$(333,205)	$(629,862)	$296,657
12/13/2049	Credit Suisse First Boston	Markit CMBX North America AAA.3 Index #	AAA	1,435,000	0.08%	Monthly	(295,154)	(384,667)	89,513

*

Reflects the ratings of a nationally recognized ratings agency at period end. A rating of D would most likely indicate a trigger event of default has occurred although circumstances including bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium and restructuring may also cause a credit event to take place.

@	Rating represents an average rating for the underlying securities within the index.
#	The Fund entered into the swap contract for speculative purposes.

Credit default swaps on debt obligations – Sell protection

					Fixed
			Rating of		Payments	Frequency		Upfront
		Reference	Reference		Received	of		Premiums	Unrealized
		Debt	Debt	Notional	by the	Payments	Market	Paid/	Gain
Expiration	Counterparty	Obligation	Obligation*	Amount	Fund	Received	Value	(Received)	(Loss)

6/20/2014	Goldman Sachs	Expedia, 7.46%, 08/15/2018 #	BB	$1,240,000	5.00%	Quarterly	$(221,942)	$(105,458)	$(116,484)
6/20/2014	UBS	Expedia, 7.46%, 08/15/2018 #	BB	885,000	5.00%	Quarterly	(158,402)	(25,073)	(133,329)
6/20/2014	UBS	Motorola ,6.50%, 09/01/2025 #	BB+	1,235,000	1.00%	Quarterly	16,674	112,143	(95,469)
6/20/2014	JPMorgan	Motorola, 6.50%, 09/01/2025 #	BB+	1,370,000	1.00%	Quarterly	18,480	84,873	(66,393)

Credit default swaps on an index – Sell protection

Fixed
					Payments	Frequency		Upfront
			Rating of		Received	of		Premiums	Unrealized
		Reference	Reference	Notional	by the	Payments	Market	Paid/	Gain
Expiration	Counterparty	Index	Index*@	Amount	Fund	Received	Value	(Received)	(Loss)

06/20/2014	UBS	Dow Jones CDX North American Investment Grade Index ##	BB	$2,000,000	5.00%	Quarterly	$147,277	$158,666	$(11,389)

*

Reflects the ratings of a nationally recognized ratings agency at period end. A rating of D would most likely indicate a trigger event of default has occurred although circumstances including bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium and restructuring may also cause a credit event to take place.

@	Rating represents an average rating for the underlying securities within the index.
#	The Fund entered into the swap contract for speculative purposes.
##	The Fund entered into the swap contract for hedging purposes.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The Fund had an average notional balance on credit default swaps of $15,976,167 during the six months ended October 31, 2009.

Certain of the Fund’s derivative transactions may contain provisions for early termination in the event the net assets of the Fund declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collateralization of the derivative transaction in net liability positions. On October 31, 2009, the aggregate fair value of all derivative instruments with net asset contingent features that were in a liability positions amounted to $1,008,703. As of October 31, 2009, the Fund had segregated $1,068,000 as cash collateral for outstanding swap transactions.

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of October 31, 2009 was as follows:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Forward foreign currency contracts	Unrealized gains on forward foreign currency exchange contracts, Net assets – Net unrealized gains on investments	$ 33,505	Unrealized losses on forward foreign currency exchange contracts, Net assets – Net unrealized losses on investments	$76,272
Credit contracts	Unrealized gains oncredit default swap transactions, Net assets – Net unrealized gains on investments	386,170	Unrealized losses on credit default swap transactions, Net assets – Net unrealized losses on investments	423,064
	Premiums paid on credit default swap transactions	355,682	Premiums received on credit default swap transactions	1,145,060

		$775,357		$1,644,396

The effect of derivative instruments on the Statement of Operations for the six months ended October 31, 2009 was as follows:

	Amount of Realized Gains or Losses on Derivatives

Derivatives not accounted for as hedging instruments	Forward Currency Contracts	Credit Default Swaps	Total

Forward foreign currency contracts	$(264,295)	$0	$(264,295)
Credit contracts	0	732,998	732,998

	$(264,295)	$732,998	$468,703

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

	Change in Unrealized Gains or Losses on Derivatives

Derivatives not accounted for as hedging instruments	Forward Currency Contracts	Credit Default Swaps	Total

Forward foreign currency contracts	$12,771	$0	$12,771
Credit contracts	0	(587,258)	(587,258)

	$12,771	$(587,258)	$(574,487)

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an inter-fund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended October 31, 2009, the Fund did not participate in the interfund lending program.

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009, the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009, the annual commitment fee was 0.09%. During the six months ended October 31, 2009, the Fund had no borrowings under this agreement

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, as required by law, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. At an in person meeting on September 23-24, 2009, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund, Tattersall Advisory Group, Inc. (the “Sub-Advisor”), or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen High Income Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of their deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors are required to furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. Over the course of the year preceding their September 2009 meeting, the Trustees regularly reviewed information regarding the investment performance of all of the funds. As part of their ongoing review of investment performance, the Trustees monitored for changes in performance and for the results of any changes in a fund’s investment process or investment team. The Trustees paid particular attention to funds whose performance since September 2008 (when the Trustees completed their 2008 review of the funds’ investment advisory agreements) indicated short-term or longer-term performance issues and to funds that they had identified during their 2008 review process as having short- or longer-term performance issues.

In spring 2009, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Trustees would review as part of the 2009 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other areas of review and requested specific information as to those areas of review.

The Trustees formed small groups to review individual funds in greater detail. They reviewed, with the assistance of an independent industry consultant that they retained, the

ADDITIONAL INFORMATION (unaudited) continued

information that EIMC, the Sub-Advisor, and Keil provided. In addition, the Trustees considered information regarding, among other things, the funds’ brokerage practices, the funds’ use of derivatives, analyst and research support available to the portfolio management teams, risk management practices, and certain fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

In December 2008 Wells Fargo & Company (“Wells Fargo”) acquired Wachovia Corporation (“Wachovia”), EIMC’s parent company. Wells Fargo and EIMC have taken steps to combine the operations of Wells Fargo’s investment management affiliates and EIMC during the past year and have proposed to the Trustees the combination of the mutual fund families managed by them. During the course of the year, and during their review, the Trustees requested and received information about Wells Fargo and its advisory and broker-dealer operations, the status of efforts to combine the Wells Fargo and Evergreen investment management operations, and the effects on the funds and on the services provided by EIMC and its affiliates to the funds. In their deliberations, the Trustees were mindful that it was possible that the proposed combination of the two fund families might be effected during the coming 12-month period.

The Committee met several times by telephone during the 2009 review process to consider the information provided to it. The Committee then met with representatives of EIMC and its affiliates, including Wells Fargo. In addition, during the course of their review, the Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC, and in meetings with independent legal counsel in multiple private sessions at which no personnel of EIMC were present. At a meeting of the full Board of Trustees held on September 23-24, 2009, the Committee reported the results of its discussions with EIMC. The full Board met with representatives of EIMC and its affiliates and engaged in further review of the materials provided to it, after which the independent Trustees and the full Board approved the continuation of each of the advisory and sub-advisory agreements.

The Trustees’ determination to approve the continuation of the advisory and sub-advisory agreements was based on a comprehensive evaluation of all of the information provided to them. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements for each of the funds as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

ADDITIONAL INFORMATION (unaudited) continued

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees met periodically during the course of the year. EIMC presented a wide variety of information at those meetings regarding the services it provides for the funds, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of the teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds, EIMC, and the Sub-Advisor with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC and the Sub-Advisor. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2008. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new President of the funds, who also serves as President and Chief Operating Officer of EIMC, and a new Chief Investment Officer of EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of fees paid by the funds with

ADDITIONAL INFORMATION (unaudited) continued

those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. They considered that EIS, an affiliate of EIMC, would serve as distributor to the funds until January 3, 2010, and that Wells Fargo Funds Distributor, LLC, also an affiliate of EIMC, would serve as distributor to the funds beginning on January 4, 2010, and noted that the distributor receives fees from the funds for those services. The Trustees also considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC on behalf of the funds and brokerage commissions received by Wells Fargo Advisors, LLC (“Wells Fargo Advisors”) (formerly Wachovia Securities, LLC), an affiliate of EIMC, from transactions effected by it for the funds. The Trustees noted that the funds pay sub-transfer agency fees to various financial institutions, including Wells Fargo Advisors and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that the affiliate of EIMC that provides transfer agency services to the funds had won recognition from Dalbar customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wells Fargo Advisors and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them and that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

The Trustees considered regulatory actions taken against EIMC or its affiliates in the past year, and on-going reviews of the operations of EIMC and its affiliates as they might affect the funds. They considered the findings of the regulators, the cooperation of EIMC and its affiliates with those regulators and with the Trustees in respect of those actions and reviews, and the remedial steps EIMC and its affiliates have taken in response. They also considered the scope and nature of on-going reviews being conducted by EIMC and its affiliates, and communications to the Trustees relating to those reviews.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC and the Sub-Advisor formulate and implement an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team and the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties.

ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered the managerial and financial resources available to EIMC and its affiliates and the commitment that the Evergreen/Wells Fargo organization has made to the funds generally. They considered assurances from representatives of Wells Fargo that the merger of Wells Fargo and Wachovia and the integration of those firms’ advisory and broker-dealer operations was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC provides to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high-quality services.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the independent Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by the Sub-Advisor and EIMC, including services provided by EIMC under its administrative services agreements with the funds. They determined that the nature and scope of the services provided by EIMC and the Sub-Advisor were consistent with EIMC’s and the Sub-Advisor’s respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-year period ended December 31, 2008, the Fund’s Class A shares had outperformed the Fund’s benchmark index, the BofA Merrill Lynch High Yield Master Index, and had underperformed the benchmark index for the three-, five-, and ten-year periods ended December 31, 2008. The Trustees noted that, for the one- and ten-year periods ended December 31, 2008, the Fund’s Class A shares had performed in the third and second quintiles, respectively, of the mutual funds against which the Trustees compared the Fund’s performance. The Trustees also noted that, for the three- and five-year periods ended December 31, 2008, the Fund’s Class A shares’ performance was in the fourth quintile of the mutual funds against which the Trustees compared the Fund’s performance. The Trustees noted that changes to the Fund’s portfolio management team had been implemented in 2007 and that the new team’s performance record with the Fund may be too short to draw definitive conclusions; however, the Trustees noted that the Fund’s relative performance had improved since these changes.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the

ADDITIONAL INFORMATION (unaudited) continued

reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was near the median and the average of the management fees paid by the other mutual funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. They reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective management fee rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. They considered that, as a fund shrinks in size, breakpoints result in increasing fee levels. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on, among other things, the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability to EIMC of the services provided to any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; President and Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

564355 rv7 12/2009

Evergreen U.S. Government Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	STATEMENT OF CASH FLOWS
22	NOTES TO FINANCIAL STATEMENTS
31	ADDITIONAL INFORMATION
40	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen U.S. Government Fund for the six-month period ended October 31, 2009 (the “period”).

The period was characterized by a strong equity market rally that spanned the first half of the period. U.S. and international stocks rallied off their March 9th lows, with international and small cap stocks leading the gains. Signs of stability emerged in the corporate credit markets, as both issuance and performance improved. Stocks finished a banner third quarter 2009, as major market indexes, both domestic and international, climbed by approximately 15% and investor sentiment was buoyed by signs of improvement in the economy and corporate earnings. At the end of the period, however, stocks closed lower for the first time in seven months as investors questioned whether the huge rally had exceeded the economy’s ability to generate growth in output and profits. The weakness in U.S. markets failed to extend beyond our borders, as developed markets, which had also rallied off the lows of last year, experienced just a fractional loss in October 2009, and emerging markets managed to rise by 1%, adding to impressive year-to-date returns by the end of the period.

Fortunately, the fundamental picture has brightened. Better-than-expected economic data at period end suggests the possibility of improvements in corporate performance. Interest rates and inflation remain low, providing a healthy backdrop for corporations that have been very aggressive cutting costs from their expense structures.

Near the end of the period, the Federal Reserve Board (the “Fed”) reiterated its commitment to keeping the benchmark lending rate near zero for an “extended period.” Additionally, the Fed’s statement changed somewhat from the previous meeting of the Federal Open Market Committee, altering text regarding economic activity from “leveling out” to activity that has “picked up.” It should be emphasized, however, that this shift, which might be construed as a signal from the Fed that the recession is over, is followed by a statement that household spending was still being constrained by “job losses, sluggish income growth, lower housing wealth, and tight credit.” While this data reflects an economy that is managing to climb from the depths reached in March, we question whether the fundamentals are in place for sustainable growth, given that economic reports continue to display data that is simply “less bad” than the previous depths of the recession. Until we see stabilization in home prices and employment, it is unlikely that activity will exceed much beyond what is considered to be “below potential” for any period of time.

1

LETTER TO SHAREHOLDERS continued

In this challenging environment, the investment managers of Evergreen’s intermediate and long-term bond funds paid careful attention to risk management in a rapidly changing market environment. The teams supervising Evergreen U.S. Government Fund, Evergreen Core Bond Fund and Evergreen Core Plus Bond Fund focused on interest-rate movements, Fed policy and general economic trends in managing their portfolios. Meanwhile, the managers of Evergreen High Income Fund positioned the portfolio relatively conservatively during a period of growing risk aversion. Managers of Evergreen Diversified Income Builder Fund maintained an emphasis on better-quality, high yield corporate bonds while maintaining exposure to dividend-paying stocks.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

2

LETTER TO SHAREHOLDERS continued

Notice to Shareholders:

Effective after the close of business on June 30, 2009, Class B shares of the Fund were closed to new accounts and additional purchases by existing shareholders. Existing shareholders of Class B shares of the Fund may continue to exchange their Class B shares for Class B shares of other Evergreen Funds subject to the limitations described in each fund’s prospectus and may also continue to add to their accounts through dividend reinvestment. All other Class B share features and attributes, including, but not limited to, the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged. Shareholders of the Fund may continue to redeem Fund shares in the manner described in the Fund’s prospectus.

3

FUND AT A GLANCE

as of October 31, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Sub-Advisor:

Tattersall Advisory Group, Inc.

Portfolio Managers:

Christopher Y. Kauffman, CFA; Richard Applebach, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2009.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/11/1993

	Class A	Class B	Class C	Class I
Class inception date	1/11/1993	1/11/1993	9/2/1994	9/2/1993

Nasdaq symbol	EUSAX	EUSBX	EUSCX	EUSYX

6-month return with sales charge	-2.17%	-2.69%	1.31%	N/A

6-month return w/o sales charge	2.70%	2.31%	2.31%	2.83%

Average annual return*

1-year with sales charge	1.66%	0.93%	4.93%	N/A

1-year w/o sales charge	6.72%	5.93%	5.93%	6.99%

5-year	1.78%	1.69%	2.04%	3.06%

10-year	3.99%	3.73%	3.73%	4.77%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

Class B shares are closed to new investments by new and existing shareholders.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen U.S. Government Fund Class A shares versus a similar investment in the Barclays Capital Intermediate Government Index (BCITGBI) and the Consumer Price Index (CPI).

The BCITGBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

All data is as of October 31, 2009, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 to October 31, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2009	Ending Account Value 10/31/2009	Expenses Paid During Period*

Actual
Class A	$1,000.00	$1,026.97	$4.65
Class B	$1,000.00	$1,023.12	$8.46
Class C	$1,000.00	$1,023.12	$8.46
Class I	$1,000.00	$1,028.26	$3.37
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,020.62	$4.63
Class B	$1,000.00	$1,016.84	$8.44
Class C	$1,000.00	$1,016.84	$8.44
Class I	$1,000.00	$1,021.88	$3.36

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.91% for Class A, 1.66% for Class B, 1.66% for Class C and 0.66% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended October 31, 2009 (unaudited)	Year Ended April 30,

CLASS A		2009	2008	2007	2006	2005

Net asset value, beginning of period	$9.44	$10.02	$9.97	$9.81	$10.09	$9.96

Income from investment operations
Net investment income	0.14	0.35	0.46	0.44	0.32 [1]	0.24 [1]
Net realized and unrealized gains or losses on investments	0.11	(0.58)	0.06	0.17	(0.24)	0.19

Total from investment operations	0.25	(0.23)	0.52	0.61	0.08	0.43

Distributions to shareholders from
Net investment income	(0.15)	(0.35)	(0.47)	(0.45)	(0.36)	(0.30)

Net asset value, end of period	$9.54	$9.44	$10.02	$9.97	$9.81	$10.09

Total return[2]	2.70%	(2.36)%	5.47%	6.37%	0.82%	4.37%

Ratios and supplemental data
Net assets, end of period (thousands)	$161,466	$172,070	$207,060	$73,875	$77,581	$93,826
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.91%[3]	0.88%	0.91%	0.95%	0.98%	1.00%
Expenses excluding waivers/reimbursements and expense reductions	0.91%[3]	0.88%	0.96%	0.99%	0.99%	1.00%
Net investment income	3.00%[3]	3.63%	4.59%	4.60%	3.18%	2.38%
Portfolio turnover rate	101%[4]	318%[4]	377%[4]	97%	53%	110%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized
4	Portfolio turnover rate includes mortgage dollar roll activity.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended October 31, 2009 (unaudited)	Year Ended April 30,

CLASS B		2009	2008	2007	2006	2005

Net asset value, beginning of period	$9.44	$10.02	$9.97	$9.81	$10.09	$9.96

Income from investment operations
Net investment income	0.10	0.27	0.38	0.38 [1]	0.24 [1]	0.17 [1]
Net realized and unrealized gains or losses on investments	0.12	(0.57)	0.07	0.16	(0.23)	0.19

Total from investment operations	0.22	(0.30)	0.45	0.54	0.01	0.36

Distributions to shareholders from
Net investment income	(0.12)	(0.28)	(0.40)	(0.38)	(0.29)	(0.23)

Net asset value, end of period	$9.54	$9.44	$10.02	$9.97	$9.81	$10.09

Total return[2]	2.31%	(3.09)%	4.69%	5.60%	0.12%	3.64%

Ratios and supplemental data
Net assets, end of period (thousands)	$11,230	$13,311	$12,201	$12,653	$16,747	$25,452
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.66%[3]	1.63%	1.66%	1.69%	1.69%	1.70%
Expenses excluding waivers/reimbursements and expense reductions	1.66%[3]	1.63%	1.66%	1.69%	1.69%	1.70%
Net investment income	2.24%[3]	2.82%	3.84%	3.83%	2.45%	1.67%
Portfolio turnover rate	101%[4]	318%[4]	377%[4]	97%	53%	110%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized
4	Portfolio turnover rate includes mortgage dollar roll activity.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended October 31, 2009 (unaudited)	Year Ended April 30,

CLASS C		2009	2008	2007	2006	2005

Net asset value, beginning of period	$9.44	$10.02	$9.97	$9.81	$10.09	$9.96

Income from investment operations
Net investment income	0.10	0.28	0.38[1]	0.38[1]	0.25 [1]	0.17 [1]
Net realized and unrealized gains or losses on investments	0.12	(0.58)	0.07	0.16	(0.24)	0.19

Total from investment operations	0.22	(0.30)	0.45	0.54	0.01	0.36

Distributions to shareholders from
Net investment income	(0.12)	(0.28)	(0.40)	(0.38)	(0.29)	(0.23)

Net asset value, end of period	$9.54	$9.44	$10.02	$9.97	$9.81	$10.09

Total return[2]	2.31%	(3.09)%	4.69%	5.60%	0.12%	3.64%

Ratios and supplemental data
Net assets, end of period (thousands)	$15,662	$21,291	$11,746	$7,669	$7,973	$9,820
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.66%[3]	1.64%	1.66%	1.69%	1.69%	1.70%
Expenses excluding waivers/reimbursements and expense reductions	1.66%[3]	1.64%	1.66%	1.69%	1.69%	1.70%
Net investment income	2.24%[3]	2.76%	3.81%	3.86%	2.47%	1.67%
Portfolio turnover rate	101%[4]	318%[4]	377%[4]	97%	53%	110%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized
4	Portfolio turnover rate includes mortgage dollar roll activity.

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended October 31, 2009 (unaudited)	Year Ended April 30,

CLASS I		2009	2008	2007	2006	2005

Net asset value, beginning of period	$9.44	$10.02	$9.97	$9.81	$10.09	$9.96

Income from investment operations
Net investment income	0.15	0.38	0.49	0.47	0.35 [1]	0.27 [1]
Net realized and unrealized gains or losses on investments	0.11	(0.58)	0.06	0.17	(0.24)	0.19

Total from investment operations	0.26	(0.20)	0.55	0.64	0.11	0.46

Distributions to shareholders from
Net investment income	(0.16)	(0.38)	(0.50)	(0.48)	(0.39)	(0.33)

Net asset value, end of period	$9.54	$9.44	$10.02	$9.97	$9.81	$10.09

Total return	2.83%	(2.12)%	5.74%	6.66%	1.12%	4.68%

Ratios and supplemental data
Net assets, end of period (thousands)	$281,893	$423,516	$733,387	$479,015	$436,890	$436,431
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.66%[2]	0.63%	0.66%	0.69%	0.69%	0.70%
Expenses excluding waivers/reimbursements and expense reductions	0.66%[2]	0.63%	0.66%	0.69%	0.69%	0.70%
Net investment income	3.22%[2]	3.92%	4.82%	4.88%	3.48%	2.69%
Portfolio turnover rate	101%[3]	318%[3]	377%[3]	97%	53%	110%

1	Per share amount is based on average shares outstanding during the period.
2	Annualized
3	Portfolio turnover rate includes mortgage dollar roll activity.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

October 31, 2009 (unaudited)

	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 18.8%
FIXED-RATE 18.8%
FNMA:
5.08%, 02/01/2016	$3,641,015	$3,907,759
5.15%, 11/01/2017	4,024,841	4,269,555
5.18%, 05/01/2019	3,409,285	3,644,750
5.37%, 12/01/2024	895,921	941,082
5.55%, 05/01/2016	3,284,713	3,598,421
5.63%, 02/01/2018	1,157,836	1,274,779
5.64%, 12/01/2013	3,000,000	3,246,462
5.66%, 12/01/2016	1,732,000	1,868,778
5.67%, 03/01/2016-11/01/2021	12,505,894	13,591,601
5.68%, 08/01/2016-04/01/2021	12,403,517	13,689,558
5.70%, 03/01/2016	1,010,598	1,114,305
5.75%, 05/01/2021	3,810,350	4,083,778
5.79%, 10/01/2017-12/01/2017	3,242,400	3,599,973
5.82%, 12/01/2036	830,377	887,003
5.95%, 06/01/2024	1,921,610	2,109,098
5.99%, 09/01/2018	1,733,000	1,891,499
6.07%, 09/01/2013	3,024,859	3,391,350
6.08%, 01/01/2019	4,611,385	4,860,548
6.18%, 06/01/2013	9,232,516	9,718,957
6.32%, 08/01/2012	2,873,274	3,119,367
6.65%, 05/01/2016	1,563,926	1,754,278
7.48%, 01/01/2025	1,096,698	1,247,411
Ser. 2002-M1, Class C, 6.17%, 02/25/2016	624,415	650,036

Total Agency Commercial Mortgage-Backed Securities (cost $84,112,481)		88,460,348

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 17.8%
FIXED-RATE 8.2%
FHLMC:
Ser. 0243, Class 6, IO, 6.00%, 12/15/2032	232,523	36,570
Ser. 2043, Class ZP, 6.50%, 04/15/2028	439,493	470,021
Ser. 2046, Class G, 6.50%, 04/15/2028	216,435	233,178
Ser. 2058, Class TE, 6.50%, 05/15/2028	226,741	243,555
Ser. 2072, Class A, 6.50%, 07/15/2028	861,467	927,738
Ser. 2078, Class PE, 6.50%, 08/15/2028	423,023	452,933
Ser. 2173, Class Z, 6.50%, 07/15/2029	648,002	692,488
Ser. 2326, Class ZP, 6.50%, 06/15/2031	16,698	17,998
Ser. 2461 Class PZ, 6.50%, 06/15/2032	677,046	725,881
Ser. 2958, Class NB, 5.00%, 05/15/2025	3,311,413	3,339,019
Ser. 3098, Class KI, IO, 5.50%, 11/15/2024	315,183	6,605
Ser. T-57, Class 1A1, 6.50%, 07/25/2043	2,774,200	3,014,071

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FIXED-RATE continued
FNMA:
Ser. 0342, Class 2, IO, 6.00%, 09/01/2033	$93,968	$15,798
Ser. 1993-215, Class ZQ, 6.50%, 11/25/2023	448,467	481,837
Ser. 1999, Class LH, 6.50%, 11/25/2029	290,115	310,119
Ser. 2001-82, Class ZA, 6.50%, 01/25/2032	198,271	213,024
Ser. 2002-09, Class PC, 6.00%, 03/25/2017	435,920	466,408
Ser. 2002-56, Class KW, 6.00%, 04/25/2023	436,898	444,783
Ser. 2002-T1, Class A3, 7.50%, 11/25/2031	1,862,275	2,062,646
Ser. 2002-W4, Class A4, 6.25%, 05/25/2042	2,003,176	2,175,114
Ser. 2003-046, Class IH, IO, 5.50%, 06/25/2033	2,064,646	212,927
Ser. 2003-33, Class IA, IO, 6.50%, 05/25/2033	232,993	39,919
Ser. 2003-W19, Class 1A6, 5.29%, 11/25/2033	6,931,253	7,366,185
Ser. 2004-52, Class ND, 4.50%, 05/25/2029	5,588,000	5,868,906
Ser. 2004-W1, Class 2A2, 7.00%, 12/25/2033	3,997,037	4,383,961
Ser. 2005-071, Class DB, 4.50%, 08/25/2025	4,000,000	4,226,440

		38,428,124

FLOATING-RATE 9.6%
FHLMC:
Ser. 06, Class B, 0.85%, 03/25/2023	479,730	477,676
Ser. 1220, Class A, 0.60%, 02/15/2022	157,300	156,204
Ser. 1370, Class JA, 1.40%, 09/15/2022	178,742	178,104
Ser. 1498, Class I, 1.40%, 04/15/2023	121,018	121,095
Ser. 1533, Class FA, 1.35%, 06/15/2023	40,776	40,780
Ser. 1671, Class TA, 0.75%, 02/15/2024	276,881	276,351
Ser. 1939, Class FB, 1.25%, 04/15/2027	319,572	325,082
Ser. 2030, Class F, 0.75%, 02/15/2028	612,178	607,338
Ser. 2181, Class PF, 0.65%, 05/15/2029	275,435	273,727
Ser. 2315, Class FD, 0.75%, 04/15/2027	207,799	205,805
Ser. 2380, Class FL, 0.85%, 11/15/2031	9,389,894	9,361,325
Ser. 2691, Class FC, 0.95%, 10/15/2033	356,701	356,677
Ser. 2852, Class NY, 5.00%, 09/15/2033	5,400,000	5,710,289
Ser. 3136, Class SA, IIFRN, 87.58%, 04/15/2036	1,183,556	1,885,606
Ser. T-67, Class 1A1C, 3.78%, 03/25/2036	5,161,731	5,155,280
Ser. T-67, Class 2A1C, 3.75%, 03/25/2036	4,841,744	4,867,527
Ser. T-75, Class A1, 0.64%, 11/25/2036	8,381,734	8,222,481
FNMA:
Ser. 1991, Class F, 1.13%, 05/25/2021	471,194	471,544
Ser. 1991-156, Class F, 1.58%, 11/25/2021	99,823	102,212
Ser. 1994-84, Class F, 0.88%, 02/25/2024	377,216	375,689
Ser. 1997-49, Class F, 0.78%, 06/17/2027	295,338	293,039
Ser. 1999-49, Class F, 0.64%, 05/25/2018	564,148	564,147
Ser. 2000-32, Class FM, 0.70%, 10/18/2030	349,760	349,358
Ser. 2002-07, Class FB, 0.64%, 02/25/2028	196,359	195,108

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE continued
FNMA:
Ser. 2002-W5, Class A27, 0.74%, 11/25/2030	$987,953	$986,470
Ser. 2003-011, Class DF, 0.69%, 02/25/2033	1,735,232	1,714,948
Ser. 2003-011, Class FE, 0.74%, 12/25/2033	431,571	429,113
Ser. 2006-72, Class GS, IIFRN, 46.98%, 08/25/2036	488,320	585,295
Ser. G91, Class FA, 1.18%, 04/25/2021	14,894	14,897
Ser. G93, Class FH, 1.43%, 04/25/2023	99,556	100,699
GNMA:
Ser. 1999-40, Class FL, 0.85%, 02/17/2029	149,150	148,748
Ser. 2000-36, Class FG, 0.75%, 11/20/2030	260,540	258,511
Ser. 2002-15, Class F, 0.80%, 02/16/2032	431,273	429,719
Ser. 2002-26, Class C, 5.99%, 02/16/2024	118,508	119,520
Ser. 2006-47, Class SA, IO, 6.56%, 08/16/2036	1,053,899	103,208

		45,463,572

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $82,641,669)		83,891,696

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 32.1%
FIXED-RATE 23.1%
FHLMC:
5.50%, 05/01/2038 ##	11,037,527	11,635,526
6.00%, 10/01/2032-11/01/2038	25,307,986	26,932,629
6.50%, 04/01/2018-07/01/2031	1,588,901	1,717,155
7.00%, 12/01/2023-05/01/2029	155,199	170,455
8.00%, 08/01/2023-11/01/2028	336,550	380,502
8.50%, 07/01/2022-08/01/2026	67,365	76,934
9.00%, 01/01/2017-10/01/2024	143,913	160,912
9.50%, 09/01/2016-05/01/2021	43,001	48,119
10.00%, 08/01/2017-08/01/2020	1,267	1,445
10.50%, 02/01/2019-05/01/2020	108,147	126,478
FNMA:
4.44%, 05/01/2030	296,917	302,033
4.79%, 05/01/2019	2,327,009	2,426,199
4.98%, 01/01/2020	846,868	910,510
5.24%, 12/01/2012	514,655	539,851
5.39%, 01/01/2024	3,500,584	3,750,248
5.55%, 09/01/2019	4,711,809	4,861,861
6.00%, 03/01/2024	429,625	463,075
6.50%, 06/01/2017-11/01/2031	3,319,221	3,599,413
7.00%, 11/01/2026-07/01/2047	2,916,902	3,188,616
8.00%, 08/01/2020-02/01/2030	1,605,936	1,813,143

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FNMA:
8.50%, 08/01/2014-08/01/2029	$347,572	$396,916
9.00%, 06/01/2021-04/01/2025	213,420	244,150
9.50%, 10/01/2020-02/01/2023	24,440	26,958
11.00%, 01/01/2016	989	1,017
11.25%, 02/01/2016	9,537	10,455
FNMA 30 year, 6.00%, TBA #	20,700,000	21,990,521
GNMA:
6.00%, 05/15/2011-08/20/2034	2,112,834	2,259,876
6.50%, 12/15/2025-09/20/2033	446,829	479,419
7.00%, 12/15/2022-05/15/2032	374,211	413,070
7.34%, 10/20/2021-09/20/2022	448,698	501,141
8.00%, 04/15/2023-06/15/2025	53,645	61,338
8.50%, 07/15/2016	1,905	2,073
9.00%, 11/15/2016-04/15/2021	94,491	107,303
10.00%, 12/15/2018	22,936	26,311
14.00%, 02/15/2012-06/15/2012	117,899	128,467
GNMA 30 year, 4.50%, TBA #	14,000,000	14,161,910
SBA:
0.625%, 03/25/2035	402,266	390,798
0.66%, 11/25/2029	4,471,079	4,305,023

		108,611,850

FLOATING-RATE 9.0%
FHLB, 3.50%, 07/01/2032	4,308,893	4,333,903
FHLMC, 5.87%, 02/01/2037	9,081,997	9,627,917
FNMA:
1.96%, 02/01/2032-10/01/2041	2,761,144	2,725,016
2.10%, 04/01/2029	863,700	844,249
2.16%, 01/01/2041	1,660,893	1,638,953
2.97%, 02/01/2035	7,683,968	7,693,640
3.42%, 07/01/2025	260,375	269,166
3.51%, 11/01/2018	192,616	198,373
3.62%, 01/01/2038	4,132,472	4,229,216
4.33%, 03/01/2036	5,446,034	5,651,069
4.37%, 05/01/2035	4,815,072	4,954,250

		42,165,752

Total Agency Mortgage-Backed Pass Through Securities (cost $147,477,074)		150,777,602

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 2.1%
FIXED-RATE 2.1%
FHLMC, Ser. T-60, Class 1A-1, 6.50%, 03/25/2044	881,296	957,630

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

	Principal Amount	Value

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FNMA:
Ser. 2001-T4, Class A1, 7.50%, 07/25/2041	$1,220,040	$1,289,578
Ser. 2002-T16, Class A1, 6.50%, 07/25/2042	3,078,031	3,342,289
Ser. 2002-W3, Class A5, 7.50%, 01/25/2028	290,341	324,473
Ser. 2002-W8, Class A4, 7.00%, 06/25/2017	864,862	936,447
Ser. 2003-W1, Class 1A-1, 6.50%, 12/25/2042	1,535,326	1,666,871
Ser. 2004-T1, Class 1A-2, 6.50%, 01/25/2044	1,395,527	1,515,328

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $9,640,996)		10,032,616

ASSET-BACKED SECURITIES 0.4%
Argent Securities, Inc., Ser. 2004-W8, Class A2, FRN, 0.72%, 05/25/2034 +	778,579	484,376
Countrywide Asset-Backed Certificates:
Ser. 2005-16, Class 2AF2, 5.38%, 02/25/2030 +	342,726	227,065
Ser. 2005-17, Class 1AF2, 5.36%, 05/25/2036 +	197,331	149,283
HSBC Home Equity Loan Trust, Ser. 2005-3, Class A1, FRN, 0.51%, 01/20/2035 +	286,415	241,704
Lehman XS Trust:
Ser. 2005-04, Class 2A1B, 5.17%, 10/25/2035 +	66,304	65,666
Ser. 2005-10, Class 2A3B, 5.55%, 01/25/2036 +	277,716	203,802
NovaStar ABS CDO, Ltd., Ser. 2007-1A, Class A2, FRN, 5.82%, 02/08/2047 144A • +	4,000,000	40
Popular Mtge. Trust, Ser. 2005-A, Class B3, 5.68%, 01/25/2036 +	278,507	256,521

Total Asset-Backed Securities (cost $6,220,686)		1,628,457

COMMERCIAL MORTGAGE-BACKED SECURITIES 1.1%
FIXED-RATE 0.3%
GE Capital Comml. Mtge. Corp., Ser. 2005-C3, Class A2, 4.85%, 07/10/2045	660,000	664,212
LB-UBS Comml. Mtge. Trust, Ser. 2005-C5, Class A2, 4.89%, 09/15/2030	790,000	793,250

		1,457,462

FLOATING-RATE 0.8%
Credit Suisse First Boston Mtge. Securities:
Ser. 2004-TF2A, Class H, 0.95%, 11/15/2019 144A	1,900,000	1,470,332
Ser. 2004-TF2A, Class J, 1.20%, 11/15/2019 144A	1,828,000	1,324,529
Ser. 2005-TFLA, Class J, 1.20%, 02/15/2020 144A	961,000	914,065
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, 1.83%, 01/25/2035 144A • ☐ +	2,229,860	0

		3,708,926

Total Commercial Mortgage-Backed Securities (cost $8,376,097)		5,166,388

U.S. TREASURY OBLIGATIONS 28.9%
U.S. Treasury Notes:
1.50%, 12/31/2013	62,200,000	61,038,664
2.625%, 02/29/2016	10,000,000	9,903,130

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS continued
U.S. Treasury Notes:
2.75%, 02/15/2019	$15,340,000	$14,582,603
4.25%, 11/15/2017	46,675,000	50,179,312

Total U.S. Treasury Obligations (cost $134,921,940)		135,703,709

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.4%
FIXED-RATE 0.4%
Countrywide Home Loans, Inc., Ser. 2006-18, Class 2A5, 6.00%, 12/25/2036 +	4,050,000	1,657,443
Deutsche Securities, Inc.:
Ser. 2006-AB2, Class A7, 5.96%, 06/25/2036 +	5,200	5,149
Ser. 2006-AB3, Class A7, 6.36%, 07/25/2036 +	17,879	16,533
Residential Asset Securitization Trust, Ser. 2006-A9CB, Class A5, 6.00%, 07/25/2036 +	605,749	380,988

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $4,657,183)		2,060,113

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 0.9%
FIXED-RATE 0.9%
Countrywide Alternative Loan Trust, Ser. 2004-2CB, Class M, 5.68%, 03/25/2034 + (cost $10,198,585)	10,228,952	4,335,377

YANKEE OBLIGATIONS – CORPORATE 0.3%
FINANCIALS 0.3%
Diversified Financial Services 0.3%
MMCAPS Funding XIX, Ltd., FRN, 6.14%, 01/12/2038 144A +	5,000,000	79,800
Preferred Term Securities XIV, Ltd., FRN, 6.93%, 06/24/2034 144A + •	7,500,000	1,208,850

Total Yankee Obligations – Corporate (cost $12,050,642)		1,288,650

	Shares	Value

SHORT-TERM INVESTMENTS 5.4%
MUTUAL FUND SHARES 5.4%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.01% q ø ## (cost $25,606,930)	25,606,930	25,606,930

Total Investments (cost $525,904,283) 108.2%		508,951,886
Other Assets and Liabilities (8.2%)		(38,699,871)

Net Assets 100.0%		$470,252,015

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

October 31, 2009 (unaudited)

#	When-issued or delayed delivery security
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
+	Security is deemed illiquid.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
CDO	Collateralized Debt Obligation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IIFRN	Indexed Inverse Floating Rate Note
IO	Interest Only
SBA	Small Business Administration
TBA	To Be Announced

The following table shows the percent of total bonds based on effective maturity as of October 31, 2009:

Less than 1 year	9.0%
1 to 3 year(s)	17.9%
3 to 5 years	35.1%
5 to 10 years	35.0%
10 to 20 years	3.0%

100.0%

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of October 31, 2009:

AAA	98.3%
AA	0.9%
B	0.4%
CCC	0.1%
Less than CCC	0.3%

100.0%

See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2009 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $500,297,353)	$483,344,956
Investments in affiliated issuers, at value (cost $25,606,930)	25,606,930

Total investments	508,951,886
Receivable for securities sold	22,702,890
Principal paydown receivable	1,853
Receivable for Fund shares sold	271,091
Interest receivable	2,841,360
Prepaid expenses and other assets	57,244

Total assets	534,826,324

Liabilities
Dividends payable	604,107
Payable for securities purchased	58,783,016
Payable for Fund shares redeemed	5,103,100
Advisory fee payable	16,018
Distribution Plan expenses payable	5,516
Due to other related parties	3,257
Accrued expenses and other liabilities	59,295

Total liabilities	64,574,309

Net assets	$470,252,015

Net assets represented by
Paid-in capital	$532,443,040
Overdistributed net investment income	(669,984)
Accumulated net realized losses on investments	(44,568,644)
Net unrealized losses on investments	(16,952,397)

Total net assets	$470,252,015

Net assets consists of
Class A	$161,466,018
Class B	11,230,363
Class C	15,662,147
Class I	281,893,487

Total net assets	$470,252,015

Shares outstanding (unlimited number of shares authorized)
Class A	16,921,091
Class B	1,176,916
Class C	1,641,446
Class I	29,543,832

Net asset value per share
Class A	$9.54
Class A — Offering price (based on sales charge of 4.75%)	$10.02
Class B	$9.54
Class C	$9.54
Class I	$9.54

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2009 (unaudited)

Investment income
Interest	$10,459,741
Income from affiliated issuers	18,657

Total investment income	10,478,398

Expenses
Advisory fee	1,096,426
Distribution Plan expenses
Class A	209,534
Class B	61,965
Class C	91,121
Administrative services fee	269,302
Transfer agent fees	239,543
Trustees’ fees and expenses	5,653
Printing and postage expenses	26,545
Custodian and accounting fees	71,924
Registration and filing fees	26,269
Professional fees	30,299
Other	8,812

Total expenses	2,137,393
Less: Expense reductions	(54)

Net expenses	2,137,339

Net investment income	8,341,059

Net realized and unrealized gains or losses on investments
Net realized losses on securities in unaffiliated issuers	(2,467,559)
Net change in unrealized gains or losses on securities in unaffiliated issuers	7,376,433

Net realized and unrealized gains or losses on investments	4,908,874

Net increase in net assets resulting from operations	$13,249,933

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2009 (unaudited)		Year Ended April 30, 2009

Operations
Net investment income		$8,341,059		$29,922,305
Net realized losses on investments		(2,467,559)		(34,275,777)
Net change in unrealized gains or losses on investments		7,376,433		(24,888,170)

Net increase (decrease) in net assets resulting from operations		13,249,933		(29,241,642)

Distributions to shareholders from
Net investment income
Class A		(2,681,608)		(6,819,713)
Class B		(151,484)		(366,392)
Class C		(222,260)		(518,623)
Class I		(5,818,668)		(22,550,187)

Total distributions to shareholders		(8,874,020)		(30,254,915)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	500,352	4,774,533	2,713,607	25,884,276
Class B	100,624	953,416	1,023,651	9,719,270
Class C	130,988	1,243,651	2,612,050	24,792,580
Class I	936,825	8,983,943	17,968,062	172,741,248

		15,955,543		233,137,374

Net asset value of shares issued in reinvestment of distributions
Class A	213,106	2,015,848	540,965	5,170,310
Class B	10,751	101,704	24,348	232,189
Class C	15,008	141,933	30,723	292,221
Class I	266,381	2,519,297	1,308,472	12,564,379

		4,778,782		18,259,099

Automatic conversion of Class B shares to Class A shares
Class A	112,776	1,062,769	200,480	1,921,196
Class B	(112,776)	(1,062,769)	(200,480)	(1,921,196)

		0		0

Payment for shares redeemed
Class A	(2,137,822)	(20,153,450)	(5,877,165)	(56,184,976)
Class B	(232,230)	(2,187,798)	(654,012)	(6,228,684)
Class C	(760,798)	(7,163,251)	(1,558,204)	(14,776,537)
Class I	(16,535,730)	(155,541,797)	(47,557,926)	(448,915,695)

		(185,046,296)		(526,105,892)

Net decrease in net assets resulting from capital share transactions		(164,311,971)		(274,709,419)

Total decrease in net assets		(159,936,058)		(334,205,976)
Net assets
Beginning of period		630,188,073		964,394,049

End of period		$470,252,015		$630,188,073

Overdistributed net investment income		$(669,984)		$(137,023)

See Notes to Financial Statements

20

STATEMENT OF CASH FLOWS

October 31, 2009

Decrease in cash:
Cash flows from operating activities:
Net increase in net assets resulting from operations	$13,249,933
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities (including mortgage dollar rolls)	(513,586,209)
Proceeds from disposition of investment securities (including mortgage dollar rolls)	644,569,165
Paydowns	28,296,305
Amortization	524,935
Sale of short-term investment securities, net	31,717,445
Decrease in interest receivable	736,127
Decrease in receivable for securities sold	32,463,438
Decrease in principal paydown receivable	22,702,890
Decrease in receivable for Fund shares sold	117,865
Increase in prepaid expenses and other assets	(27,149)
Decrease in payable for securities purchased	(86,532,925)
Increase in payable for Fund shares redeemed	4,147,597
Increase in advisory fees payable	9,078
Increase in due to other related parties	370
Decrease in accrued expenses and other liabilities	(6,402)
Decrease in distribution fees payable	(5,516)
Unrealized appreciation on investments	(7,376,433)
Net realized loss on securities in unaffiliated issuers	2,467,559

Net cash provided by operating activities	173,468,073

Cash flows from financing activities:
Decrease in additional paid-in capital	(169,090,753)
Cash distributions paid	(4,377,320)

Net cash used in financing activities	(173,468,073)

Net decrease in cash	0

Cash:
Beginning of period	$0

End of period	$0

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen U.S. Government Fund (the “Fund”) is a diversified series of Evergreen Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge, but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Effective after the close of business on June 30, 2009, Class B shares were closed to new accounts and additional purchases by existing shareholders. Class B shares are available for purchase only through (i) an exchange transaction in which Class B shares of another Evergreen fund are exchanged or (ii) the Fund’s dividend reinvestment program. Class B shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through December 23, 2009 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

been no sale, the securities are valued at the mean between bid and asked prices. Non-listed preferred securities are valued using evaluated prices determined by an independent pricing service which takes into consideration such factors as similar security prices, spreads, liquidity, benchmark quotes and market conditions. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers who use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

e. Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

f. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status.

g. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

h. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

i. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.35% as average daily net assets increase. For the six months ended October 31, 2009, the advisory fee was equivalent to an annual rate of 0.41% of the Fund’s average daily net assets.

Tattersall Advisory Group, Inc., an affiliate of EIMC and an indirect, wholly-owned subsidiary of Wells Fargo, is an investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended October 31, 2009, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

For the six months ended October 31, 2009, EIS received $4,077 from the sale of Class A shares and $13,919 and $916 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended October 31, 2009:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$541,866,209	$0	$641,418,645	$3,146,952

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset-backed securities	$0	$1,628,457	$0	$1,628,457
Mortgage-backed securities	0	344,724,140	0	344,724,140
Corporate debt securities	0	1,288,650	0	1,288,650
Debt securities issued by U.S. Treasury and U.S. government agencies	135,703,709	0	0	135,703,709
Short-term investments	25,606,930	0	0	25,606,930

	$161,310,639	$347,641,247	$0	$508,951,886

Further details on the major security types listed above can be found in the Schedule of Investments.

27

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Mortgage- backed securities

Balance as of April 30, 2009	$5,791,233
Realized gains or losses	0
Change in unrealized gains or losses	141,673
Net purchases (sales)	0
Transfers in and/or out of Level 3	(5,932,906)

Balance as of October 31, 2009	$0

Change in unrealized gains or losses included in earnings relating to securities still held at October 31, 2009	$0

On October 31, 2009, the aggregate cost of securities for federal income tax purposes was $530,110,680. The gross unrealized appreciation and depreciation on securities based on tax cost was $7,572,281 and $28,731,075, respectively, with a net unrealized depreciation of $21,158,794.

As of April 30, 2009, the Fund had $36,841,676 in capital loss carryovers for federal income tax purposes with $1,572,729 expiring in 2014, $6,995,014 expiring in 2015 and $28,273,933 expiring in 2017.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of April 30, 2009, the Fund incurred and elected to defer post-October losses of $3,705,800.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an inter-fund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended October 31, 2009, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment

28

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009, the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009, the annual commitment fee was 0.09%. During the six months ended October 31, 2009, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

29

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

30

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, as required by law, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. At an in person meeting on September 23-24, 2009, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund, Tattersall Advisory Group, Inc. (the “Sub-Advisor”), or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen U.S. Government Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of their deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors are required to furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. Over the course of the year preceding their September 2009 meeting, the Trustees regularly reviewed information regarding the investment performance of all of the funds. As part of their ongoing review of investment performance, the Trustees monitored for changes in performance and for the results of any changes in a fund’s investment process or investment team. The Trustees paid particular attention to funds whose performance since September 2008 (when the Trustees completed their 2008 review of the funds’ investment advisory agreements) indicated short-term or longer-term performance issues and to funds that they had identified during their 2008 review process as having short- or longer-term performance issues.

In spring 2009, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Trustees would review as part of the 2009 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other areas of review and requested specific information as to those areas of review.

The Trustees formed small groups to review individual funds in greater detail. They reviewed, with the assistance of an independent industry consultant that they retained, the

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ADDITIONAL INFORMATION (unaudited) continued

information that EIMC, the Sub-Advisor, and Keil provided. In addition, the Trustees considered information regarding, among other things, the funds’ brokerage practices, the funds’ use of derivatives, analyst and research support available to the portfolio management teams, risk management practices, and certain fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

In December 2008 Wells Fargo & Company (“Wells Fargo”) acquired Wachovia Corporation (“Wachovia”), EIMC’s parent company. Wells Fargo and EIMC have taken steps to combine the operations of Wells Fargo’s investment management affiliates and EIMC during the past year and have proposed to the Trustees the combination of the mutual fund families managed by them. During the course of the year, and during their review, the Trustees requested and received information about Wells Fargo and its advisory and broker-dealer operations, the status of efforts to combine the Wells Fargo and Evergreen investment management operations, and the effects on the funds and on the services provided by EIMC and its affiliates to the funds. In their deliberations, the Trustees were mindful that it was possible that the proposed combination of the two fund families might be effected during the coming 12-month period.

The Committee met several times by telephone during the 2009 review process to consider the information provided to it. The Committee then met with representatives of EIMC and its affiliates, including Wells Fargo. In addition, during the course of their review, the Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC, and in meetings with independent legal counsel in multiple private sessions at which no personnel of EIMC were present. At a meeting of the full Board of Trustees held on September 23-24, 2009, the Committee reported the results of its discussions with EIMC. The full Board met with representatives of EIMC and its affiliates and engaged in further review of the materials provided to it, after which the independent Trustees and the full Board approved the continuation of each of the advisory and sub-advisory agreements.

The Trustees’ determination to approve the continuation of the advisory and sub-advisory agreements was based on a comprehensive evaluation of all of the information provided to them. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements for each of the funds as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

32

ADDITIONAL INFORMATION (unaudited) continued

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees met periodically during the course of the year. EIMC presented a wide variety of information at those meetings regarding the services it provides for the funds, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of the teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds, EIMC, and the Sub-Advisor with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC and the Sub-Advisor. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2008. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new President of the funds, who also serves as President and Chief Operating Officer of EIMC, and a new Chief Investment Officer of EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of fees paid by the funds with

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ADDITIONAL INFORMATION (unaudited) continued

those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. They considered that EIS, an affiliate of EIMC, would serve as distributor to the funds until January 3, 2010, and that Wells Fargo Funds Distributor, LLC, also an affiliate of EIMC, would serve as distributor to the funds beginning on January 4, 2010, and noted that the distributor receives fees from the funds for those services. The Trustees also considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC on behalf of the funds and brokerage commissions received by Wells Fargo Advisors, LLC (“Wells Fargo Advisors”) (formerly Wachovia Securities, LLC), an affiliate of EIMC, from transactions effected by it for the funds. The Trustees noted that the funds pay sub-transfer agency fees to various financial institutions, including Wells Fargo Advisors and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that the affiliate of EIMC that provides transfer agency services to the funds had won recognition from Dalbar customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wells Fargo Advisors and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them and that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

The Trustees considered regulatory actions taken against EIMC or its affiliates in the past year, and on-going reviews of the operations of EIMC and its affiliates as they might affect the funds. They considered the findings of the regulators, the cooperation of EIMC and its affiliates with those regulators and with the Trustees in respect of those actions and reviews, and the remedial steps EIMC and its affiliates have taken in response. They also considered the scope and nature of on-going reviews being conducted by EIMC and its affiliates, and communications to the Trustees relating to those reviews.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC and the Sub-Advisor formulate and implement an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team and the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties.

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ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered the managerial and financial resources available to EIMC and its affiliates and the commitment that the Evergreen/Wells Fargo organization has made to the funds generally. They considered assurances from representatives of Wells Fargo that the merger of Wells Fargo and Wachovia and the integration of those firms’ advisory and broker-dealer operations was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC provides to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high-quality services.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the independent Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by the Sub-Advisor and EIMC, including services provided by EIMC under its administrative services agreements with the funds. They determined that the nature and scope of the services provided by EIMC and the Sub-Advisor were consistent with EIMC’s and the Sub-Advisor’s respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2008, the Fund’s Class A shares had underperformed the Fund’s benchmark index, the Barclays Capital Intermediate Government Index, and performed in the fifth quintile of the mutual funds against which the Trustees compared the Fund’s performance for the same periods. The Trustees noted that the Fund’s performance had suffered in recent periods due to significant exposure to mortgage-backed securities. The Trustees also noted that EIMC had taken steps to improve the Fund’s performance, including the appointment of a new portfolio management team in September 2008. They observed that the limited period of time that had elapsed since EIMC’s actions was insufficient for the Trustees to evaluate the success of those changes. The Trustees concluded that the remedial measures undertaken by EIMC were at least sufficient to allow the Trustees to continue the Fund’s advisory agreements.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative

35

ADDITIONAL INFORMATION (unaudited) continued

underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was higher than the average management fee paid by the other mutual funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. They reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective management fee rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. They considered that, as a fund shrinks in size, breakpoints result in increasing fee levels. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on, among other things, the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability to EIMC of the services provided to any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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39

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

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TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; President and Chief Operating Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

41

564359 rv7 12/2009

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Fixed Income Trust

By:	/s/ W. Douglas Munn

W. Douglas Munn
Principal Executive Officer

Date: December 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn

W. Douglas Munn
Principal Executive Officer

Date: December 29, 2009

By:	/s/ Kasey Phillips

Kasey Phillips
Principal Financial Officer

Date: December 29, 2009